UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 to September 30, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2017
Classes A, I, P*, R6, SMA and W
Fixed-Income Fund
■ Voya Investment Grade Credit Fund
*Patent Pending
E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Playing the Long Game
Dear Shareholder,
As we near the end of 2017, we believe that all signs point to a healthy global economy. Growth is marching forward — not only in the U.S. but around the world. In the October issue of World Economic Outlook, the International Monetary Fund increased its 2018 gross domestic product forecasts across all developed and most emerging markets. Uncertainties linger, however; the inflation outlook across advanced economies has softened and global wage growth seems likely to remain weak.
Nonetheless, financial markets have demonstrated astounding resilience in 2017. In the face of North Korean missiles flying over Japan, extreme partisan politics and a U.S.Federal Reserve Board seemingly determined to raise interest rates with or without evidence of inflation, global markets have shrugged it all off to reach new highs.
Markets are going up yet many investors are bailing out, which is both understandable and puzzling at the same time. It’s understandable that investors who were burned by the bear market a decade ago fear it could happen again. It’s puzzling because most investors focus on market momentum, so you’d expect them to want to participate in a rising market.
There is an economic theory which argues that bull markets sow the seeds of their own demise. As gains pile up, investors become emboldened to take on greater risks, leading to asset bubbles; eventually these risks become unsustainable and markets fall back to earth, starting the cycle over. Therefore, one school of thought suggests that investors who hesitate to embrace a bull market help to keep it rising.
What does this mean for your investment goals? Regardless of where markets currently are in their cycles, we believe investors are best served by avoiding the temptation to time entry or exit points. We think the way to make the most of opportunities that present themselves is to engage in broad global diversification across continents, stocks and bonds. If your goals have changed, thoroughly discuss them with your financial advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
October 18, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended September 30, 2017

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, were already up more than 5% in 2017. Investor sentiment was still trying to come to terms with the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, the Index continued its advance, rising in every month, to end the first half of the fiscal year up 6.72%, to record levels. (The Index returned 9.06% for the six-month period ended September 30, 2017, measured in U.S. dollars.)
Markets had been thrown into disarray when on November 8, 2016, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act (“ACA”).
The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundits’ lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade faded in 2017. Item 1 would be to repeal and replace the ACA. A version of the bill narrowly passed the House on May 4, but the Senate’s increasingly desperate attempts to pass any version foundered early on July 28. Complex and contentious issues were involved, as they would be with policies on tax reform, deregulation and infrastructure spending.
However, by this point most commentators had largely discounted U.S. legislative initiatives as a major source of investor optimism. Now it was a narrative of improving global growth and corporate earnings, albeit fitful and patchy, that was credited with keeping equity markets firm.
In the euro zone, unemployment edged down to 9.1%, still high but the lowest in eight years. Gross domestic product (“GDP”) grew 2.3% year-over-year in the second quarter of 2017, slightly higher than the U.S. The European Central Bank started to hint that monetary tightening was on the horizon and the region’s Economic Sentiment Indicator ended the period at the highest in a decade.
China had stabilized after causing grave concern in 2016, amid declining growth, policy missteps and ballooning debt. While excessive debt remained a problem, GDP growth in the first and second quarters of 2017 was a healthy 6.9% year-over-year.
Even Japan contributed some good news with GDP growth in the second quarter reported at 2.5% annualized.
In the U.S., the labor market continued to tighten. The September employment report showed the unemployment rate at 4.4%, near the lowest since 2001. Corporate earnings were improving (see below). After a slow first quarter, second quarter GDP growth was reported at 3.1% annualized.
The FOMC added a further 25bp (0.25%) in March and again in June to the federal funds rate. But areas of sluggishness, like low core consumer price inflation and wage growth persisted into September, which started with devastating hurricanes and rising geo-political tensions with North Korea. Perhaps the FOMC was done for the year.
However, the hurricanes subsided, geo-political tensions cooled and yet another forlorn attempt to replace the ACA was shrugged off. On September 26 FOMC Chair Yellen earmarked 2017’s third rate increase for December and the next day the outline of a long-awaitedtax reform program was finally announced: short on details but containing a number of distinctly pro-growth proposals. September ended with some commentators even wondering whether the reflation trade was back after all.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.31% in the half-year. The Bloomberg Barclays Long-Term U.S. Treasury sub-index gained 4.56%, as the yield curve flattened. But indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S.Corporate Investment Grade Bond sub-index climbed 3.91%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.19%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 7.71% during the half-year to a record close. The earnings per share of its constituent companies grew 13% year-over-year in the first quarter of 2017, and 10% in the second. The technology sector was the leader, up 13.14%. Telecommunications was the weakest sector, slipping 0.75%.
In currencies, the dollar fell 9.81% against the euro, 6.30% against the pound. While the U.S. was far ahead of those regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher. The dollar rose 1.00% against the yen, moving within a narrow trading range.
In international markets, the MSCI Japan® Index surged 10.49% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index rose 6.33%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. But the MSCI UK® Index added just 2.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations resulted in a hung parliament.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Index	The Index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S.corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays Long-Term U.S. Treasury Index	This index measures the performance of U.S. Treasury bills with long-term maturity. The credit level for this index is investment grade. The rebalance scheme is monthly.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of September 30, 2017 (as a percentage of net assets)

Financials	33.4%
Communications	12.4%
Utilities	12.1%
Consumer, Non-cyclical	10.3%
Energy	8.0%
Technology	7.3%
Consumer, Cyclical	6.4%
U.S. Treasury Obligations	4.9%
Industrials	3.1%
Basic Materials	2.4%
Liabilities in Excess of Other Assets*	(0.3)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, Travis King, CFA, and Kurt Kringelis, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2017, the Fund’s Class SMA shares returned 4.73%, compared to the Bloomberg Barclays U.S. Corporate Index (the “Index” or “Bloomberg Barclays U.S.Corporate”), which returned 3.91% for the same period.
Portfolio Specifics: The Fund produced strong results for the period while also outperforming its benchmark. Security selection within financials and industrials was the main driver of outperformance. Within financials, much of the outperformance came from banking and insurance, both of which performed well on prospects of deregulation and higher rates. Within industrials, the Fund was active in allocating risk to take advantage of opportunities in the market. The Fund’s energy names added to results as oil prices rebounded above $50 towards the end of the period. Additionally, the Fund benefited from its allocation to rising star issuer, Anglo American Capital, in the metals and mining space. The Fund’s holdings in the technology space also added to results as the sector rallied later in the period on prospects of repatriation and tax reform. The Fund’s allocation to U.S. Treasuries were the main detractor from relative results as treasuries lagged corporate bonds for the period.
Current Strategy & Outlook: In our view, the outlook for the investment grade market remains well supported. However, we believe, the magnitude of additional spread tightening may be limited given the extremely strong performance over the course of 2017. We still expect to see tighter spreads given the continued demand for IG credit, fundamentals that are less
Top Ten Holdings as of September 30, 2017 (as a percentage of net assets)

United States Treasury Note, 2.250%, 08/15/27	2.8%
United States Treasury Bond, 3.000%, 05/15/47	1.4%
Duke Energy Corp., 3.150%, 08/15/27	1.0%
Baidu, Inc., 2.875%, 07/06/22	0.9%
Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	0.9%
Bank of America Corp., 4.183%, 11/25/27	0.9%
Ares Capital Corp., 3.500%, 02/10/23	0.8%
Clorox Co/The, 3.100%, 10/01/27	0.8%
BPCE SA, 5.150%, 07/21/24	0.8%
Government Properties Income Trust, 4.000%, 07/15/22	0.7%
Portfolio holdings are subject to change daily.
of a headwind and a supportive economic environment. We like the valuation gap of financials and think BBB credits can benefit as the market grinds tighter. With the global economy remaining supportive for credit investing from a macro perspective, in our view there is little evidence of aggressive balance sheet tactics that are common in the later stages of the credit cycle that could degrade corporate balance sheets. While leverage is slowly rising, we believe it is supportable, and interest coverage remains elevated.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.
4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2017*	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2017*
Class A	$1,000.00	$1,042.60	0.92%	$4.71	$1,000.00	$1,020.46	0.92%	$4.66
Class I	1,000.00	1,043.00	0.67	3.43	1,000.00	1,021.71	0.67	3.40
Class P	1,000.00	1,045.90	0.15	0.77	1,000.00	1,024.32	0.15	0.76
Class R6	1,000.00	1,044.00	0.65	3.33	1,000.00	1,021.81	0.65	3.29
Class SMA	1,000.00	1,047.30	0.00	0.00	1,000.00	1,025.07	0.00	0.00
Class W(1)	1,000.00	1,002.20	0.67	1.14	1,000.00	1,021.71	0.67	3.40

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was August 1, 2017. Expenses paid for the actual Fund’s return reflect the 61-day period ended September 30, 2017.

5

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2017 (Unaudited)

ASSETS:
Investments in securities at fair value+*	$144,981,942
Short-term investments at fair value**	3,786,288
Cash	40,987
Cash collateral for futures	616,534
Cash pledged for centrally cleared swaps (Note 2)	100,000
Receivables:
Investment securities sold	7,980,379
Fund shares sold	238
Interest	1,294,577
Prepaid expenses	30,506
Reimbursement due from manager	2,101
Other assets	3,000
Total assets	158,836,552
LIABILITIES:
Income distribution payable	10,076
Payable for investment securities purchased	8,434,104
Payable for fund shares redeemed	82
Payable upon receipt of securities loaned	3,786,288
Variation margin payable on centrally cleared swaps	681
Payable for investment management fees	2,085
Payable for distribution and shareholder service fees	30
Payable to trustees under the deferred compensation plan (Note 6)	3,000
Payable for trustee fees	1,731
Payable for borrowings against line of credit	2,039,000
Other accrued expenses and liabilities	37,810
Total liabilities	14,314,887
NET ASSETS	$144,521,665
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$138,298,989
Undistributed net investment income	280,822
Accumulated net realized gain	2,326,152
Net unrealized appreciation	3,615,702
NET ASSETS	$144,521,665
+ Including securities loaned at value	$3,692,415
* Cost of investments in securities	$141,648,402
** Cost of short-term investments	$3,786,288
See Accompanying Notes to Financial Statements
6

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2017 (Unaudited) (continued)

Class A
Net assets	$148,019
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	13,292
Net asset value and redemption price per share†	$11.14
Maximum offering price per share (2.50%)(1)	$11.43
Class I
Net assets	$1,576,073
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	141,543
Net asset value and redemption price per share	$11.13
Class P
Net assets	$139,168,188
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	12,503,502
Net asset value and redemption price per share	$11.13
Class R6
Net assets	$3,116
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	280
Net asset value and redemption price per share	$11.14
Class SMA
Net assets	$3,623,253
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	325,615
Net asset value and redemption price per share	$11.13
Class W
Net assets	$3,016
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	271
Net asset value and redemption price per share	$11.13

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
7

STATEMENT OF OPERATIONS for the six months ended September 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,303
Interest	2,696,586
Securities lending income, net	17,468
Total investment income	2,715,357
EXPENSES:
Investment management fees	352,465
Distribution and shareholder service fees:
Class A	144
Transfer agent fees:
Class A	75
Class I	544
Class P	96
Class R6	17
Class SMA	968
Class W	1
Shareholder reporting expense	3,340
Registration fees	37,235
Professional fees	29,709
Custody and accounting expense	13,263
Trustee fees	2,685
Miscellaneous expense	7,465
Interest expense	8,819
Total expenses	456,826
Waived and reimbursed fees	(353,516)
Net expenses	103,310
Net investment income	2,612,047
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,472,399
Futures	(877,274)
Swaps	19,615
Net realized gain	1,614,740
Net change in unrealized appreciation (depreciation) on:
Investments	1,759,038
Futures	319,615
Swaps	(681)
Net change in unrealized appreciation (depreciation)	2,077,972
Net realized and unrealized gain	3,692,712
Increase in net assets resulting from operations	$6,304,759

See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended September 30, 2017	Year Ended March 31, 2017
FROM OPERATIONS:
Net investment income	$2,612,047	$4,964,198
Net realized gain	1,614,740	3,858,773
Net change in unrealized appreciation (depreciation)	2,077,972	(2,089,038)
Increase in net assets resulting from operations	6,304,759	6,733,933
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(1,553)	(316)
Class I	(14,025)	(59)
Class P	(2,405,224)	(4,677,654)
Class R6	(46)	(59)
Class SMA	(53,114)	(138,261)
Class W	(15)	—
Net realized gains:
Class A	—	(30)
Class I	—	(11)
Class P	—	(494,815)
Class R6	—	(11)
Class SMA	—	(15,465)
Total distributions	(2,473,977)	(5,326,681)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,629,891	942,365
Reinvestment of distributions	2,420,862	5,172,956
	5,050,753	6,115,321
Cost of shares redeemed	(300,053)	(1,723,039)
Net increase in net assets resulting from capital share transactions	4,750,700	4,392,282
Net increase in net assets	8,581,482	5,799,534
NET ASSETS:
Beginning of year or period	135,940,183	130,140,649
End of year or period	$144,521,665	$135,940,183
Undistributed net investment income at end of year or period	$280,822	$142,752

See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expense net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-17	10.83	0.16•	0.30	0.46	0.15	—	—	0.15	—	11.14	4.26	1.03	0.92	0.92	2.93	148	207
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0.19)	1.65	0.90	0.90	3.09	71	321
Class I
09-30-17	10.83	0.18•	0.28	0.46	0.16	—	—	0.16	—	11.13	4.30	0.77	0.67	0.67	3.19	1,576	207
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.71	0.65	0.65	3.22	3	321
Class P
09-30-17	10.83	0.21•	0.28	0.49	0.19	—	—	0.19	—	11.13	4.59	0.65	0.15	0.15	3.71	139,168	207
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5.18	0.61	0.11	0.11	3.67	133,037	321
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0.95	0.60	0.10	0.10	3.97	126,494	490
03-31-15	10.79	0.43	0.42	0.85	0.43	0.14	—	0.57	—	11.07	8.05	0.61	0.11	0.11	3.92	125,607	436
03-31-14	10.69	0.41•	0.09	0.50	0.39	0.01	—	0.40	—	10.79	4.81	0.71	0.15	0.15	3.89	87,072	536
03-01-13(4) - 03-31-13	10.73	0.03	(0.04)	(0.01)	0.03	—	—	0.03	—	10.69	(0.13)	0.73	0.15	0.15	2.96	3	29
Class R6
09-30-17	10.83	0.18•	0.29	0.47	0.16	—	—	0.16	—	11.14	4.40	1.74	0.65	0.65	3.20	3	207
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.64	0.63	0.63	3.23	3	321
Class SMA
09-30-17	10.82	0.21•	0.30	0.51	0.20	—	—	0.20	—	11.13	4.73	0.71	0.00*	0.00*	3.86	3,623	207
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5.27	0.66	0.00	0.00	3.77	2,826	321
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1.05	0.64	0.00*	0.00*	4.06	3,646	490
03-31-15	10.78	0.44	0.42	0.86	0.44	0.14	—	0.58	—	11.06	8.19	0.65	0.00*	0.00*	4.01	3,158	436
03-31-14	10.69	0.41	0.10	0.51	0.41	0.01	—	0.42	—	10.78	4.87	0.71	0.00	0.00	3.79	6,785	536
03-31-13	10.52	0.33	0.25	0.58	0.33	0.08	—	0.41	—	10.69	5.49	0.73	0.00	0.00	3.05	10,222	29
Class W
08-01-17(4) - 09-30-17	11.16	0.06•	(0.03)	0.03	0.06	—	—	0.06	—	11.13	0.22	0.78	0.67	0.67	3.15	3	207

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P*, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid

*
Patent Pending

11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.
For the period ended September 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the period ended September 30, 2017, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2017, the Fund had an average notional value of  $38,026,341 and $36,834,766 on futures contracts purchased and sold, respectively. Please refer to the table following the Portfolio of Investments for open futures contracts at September 30, 2017.
E. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of the swap contract is recorded on the Fund’s Statement of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

loss on the Statement of Operations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. The Portfolio may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e.buying protection on an equivalent reference entity).
The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
For the period ended September 30, 2017, the Fund had bought and sold credit protection on single name corporate issues to take an active long or short position with respect to the likelihood of a particular issuer’s default. For the period ended September 30, 2017, the Fund had an average notional amount of  $2,575,000 and $3,600,000 on credit default swaps to buy and sell protection, respectively. Please refer to the table following the Portfolio of Investments for open credit default swaps to buy protection at September 30, 2017. There were no open credit default swaps to sell protection at September 30, 2017.
At September 30, 2017, the Fund had pledged $100,000 in cash collateral for open centrally cleared credit default swaps.
F. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2017, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$144,024,864	$139,802,990
U.S. government securities not included above were as follows:
Purchases	Sales
$147,853,354	$146,473,792
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2017, the Distributor did not retain any sales charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2017, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	96.29%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment

17

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION
AGREEMENT (continued)

Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
September 30,
2018	2019	2020	Total
$3,422	$9,001	$22,522	$34,945
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2017, are as follows:
	September 30,
	2018	2019	2020	Total
Class A	$—	$7	$152	$159
Class I	—	2	522	524
Class R6	—	3	34	37
The Expense Limitation Agreement is contractual through August 1, 2018 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 19, 2017, the line of credit agreement was renewed and the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended September 30, 2017 as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
97	$1,587,732	2.09%
At September 30, 2017, the Fund had an outstanding balance of  $2,039,000.

18

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2017	6,600	—	140	(3)	6,737	72,812	—	1,553	(37)	74,328
8/3/2016(1) - 3/31/2017	6,522	—	32	—	6,554	70,701	—	346	—	71,047
Class I
9/30/2017	140,054	—	1,263	(50)	141,267	1,537,729	—	14,025	(557)	1,551,197
8/3/2016(1) - 3/31/2017	269	—	7	—	276	3,000	—	70	—	3,070
Class P
9/30/2017	—	—	217,282	—	217,282	—	—	2,405,224	—	2,405,224
3/31/2017	—	—	473,821	—	473,821	—	—	5,172,470	—	5,172,470
Class R6
9/30/2017	—	—	4	—	4	—	—	45	—	45
8/3/2016(1) - 3/31/2017	269	—	7	—	276	3,000	—	70	—	3,070
Class SMA
9/30/2017	91,661	—	—*	(27,198)	64,463	1,016,350	—	—*	(299,459)	716,891
3/31/2017	79,609	—	—	(159,131)	(79,522)	865,664	—	—	(1,723,039)	(857,375)
Class W
8/1/2017(1) - 9/30/2017	270	—	1	—	271	3,000	—	15	—	3,015

*
Share amount is less than 0.500 or $0.50.

(1)
Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Six Months Ended September 30, 2017	Year Ended March 31, 2017
Ordinary Income	Ordinary Income
$2,473,977	$5,326,681
The tax-basis components of distributable earnings as of March 31, 2017 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$880,910	$1,521,699
At March 31, 2017, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2017, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns

19

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S.government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S.government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.
The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2017:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$750,572	$(750,572)	$—
J.P. Morgan Securities LLC	2,546,505	(2,546,505)	—
Morgan Stanley & Co. LLC	395,338	(395,338)	—
Total	$3,692,415	$(3,692,415)	$—

(1)
Collateral with a fair value of  $3,786,288 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2017, the Fund declared dividends fromnet investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0260	November 1, 2017	Daily
Class I	$0.0283	November 1, 2017	Daily
Class P	$0.0336	November 1, 2017	Daily
Class R6	$0.0288	November 1, 2017	Daily
Class SMA	$0.0345	November 1, 2017	Daily
Class W	$0.0286	November 1, 2017	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2017 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
	Basic Materials: 2.4%
500,000 (1)	Anglo American Capital PLC, 3.750%, 04/10/22	$513,331	0.3
800,000 (1)	Anglo American Capital PLC, 4.750%, 04/10/27	835,937	0.6
400,000 (1)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	440,200	0.3
1,000,000 (1)	Corp Nacional del Cobre de Chile, 3.625%, 08/01/27	1,002,130	0.7
674,000	Other Securities	684,194	0.5
		3,475,792	2.4
	Communications: 12.4%
314,000 (1)	Amazon.com, Inc., 3.875%, 08/22/37	318,353	0.2
500,000 (1)	Amazon.com, Inc., 4.250%, 08/22/57	515,151	0.4
814,000	AT&T, Inc., 4.900%, 08/14/37	826,165	0.6
906,000	AT&T, Inc., 5.250%, 03/01/37	952,578	0.6
740,000	AT&T, Inc., 5.300%, 08/14/58	748,809	0.5
878,000	AT&T, Inc., 4.125%-5.350%, 02/17/26-03/09/49	853,301	0.6
1,300,000	Baidu, Inc., 2.875%, 07/06/22	1,305,686	0.9
1,103,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%-6.484%, 07/23/20-10/23/45	1,208,213	0.8
660,000	Comcast Corp., 4.250%, 01/15/33	710,623	0.5
700,000 (1)	Cox Communications, Inc., 3.500%, 08/15/27	690,033	0.5
250,000 (1)	Cox Communications, Inc., 4.600%, 08/15/47	249,514	0.1
365,000 (1)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	371,387	0.3
1,255,000	Time Warner, Inc., 3.600%-4.900%, 07/15/25-06/15/42	1,269,844	0.9
2,681,000	Verizon Communications, Inc., 2.625%-5.250%, 11/01/24-08/21/54	2,759,700	1.9
110,000	Viacom, Inc., 4.375%, 03/15/43	95,054	0.1
1,000,000 (2)	Viacom, Inc., 5.875%, 02/28/57	1,000,974	0.7
3,895,000	Other Securities	4,128,539	2.8
		18,003,924	12.4
	Consumer, Cyclical: 6.4%
619,000	Ford Motor Co., 4.346%, 12/08/26	644,432	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,138,000	Ford Motor Credit Co. LLC, 2.597%-3.200%, 11/04/19-05/04/23	$1,144,017	0.8
409,000	General Motors Co., 6.750%, 04/01/46	494,137	0.4
557,000	General Motors Financial Co., Inc., 4.350%-5.250%, 03/01/26-01/17/27	585,770	0.4
1,042,000	Lowe’s Cos, Inc., 3.100%, 05/03/27	1,036,936	0.7
562,000	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	563,079	0.4
455,000	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	452,222	0.3
4,178,104 (3)	Other Securities	4,380,453	3.0
		9,301,046	6.4
	Consumer, Non-cyclical: 10.3%
974,000	AbbVie, Inc., 2.500%-3.600%, 05/14/ 20-05/14/26	993,288	0.7
656,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	679,571	0.5
1,102,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,259,183	0.9
162,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	174,097	0.1
550,000 (1)	BAT Capital Corp., 2.297%, 08/14/20	552,018	0.4
600,000 (1)	BAT Capital Corp., 4.390%, 08/15/37	613,210	0.4
891,000	Becton Dickinson and Co., 3.363%-4.669%, 06/06/24-06/06/47	915,548	0.6
1,100,000	Clorox Co/The, 3.100%, 10/01/27	1,096,547	0.8
445,000	Kroger Co., 3.875%, 10/15/46	388,498	0.3
530,000	Kroger Co, 2.600%, 02/01/21	531,667	0.3
7,409,000 (4)	Other Securities	7,718,614	5.3
		14,922,241	10.3
	Energy: 8.0%
909,000 (2)	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,015,139	0.7
216,000 (1)	Cenovus Energy, Inc., 5.250%, 06/15/37	214,905	0.2
815,000	ONEOK, Inc., 4.000%-7.500%, 09/01/23-07/13/27	925,531	0.6

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,087,000	Williams Partners L.P., 3.600%-3.750%, 03/15/22-06/15/27	$1,110,034	0.8
7,959,000	Other Securities	8,241,269	5.7
		11,506,878	8.0
	Financial: 33.4%
1,140,000	Ares Capital Corp., 3.500%, 02/10/23	1,127,971	0.8
1,211,000	Bank of America Corp., 4.183%, 11/25/27	1,257,043	0.9
2,243,000	Bank of America Corp., 3.248%-4.250%, 08/01/25-07/21/28	2,281,346	1.6
1,030,000	Bank of New York Mellon Corp./The, 3.300%, 08/23/29	1,024,689	0.7
600,000 (1)	Blackstone Holdings Finance Co. LLC, 4.000%, 10/02/47	580,154	0.4
1,000,000 (1)	BPCE SA, 5.150%, 07/21/24	1,079,231	0.8
924,000 (1)	Brighthouse Financial, Inc., 3.700%, 06/22/27	908,693	0.6
901,000	Citigroup, Inc., 3.887%, 01/10/28	925,650	0.6
1,017,000	Citigroup, Inc., 2.650%-3.200%, 10/26/20-10/21/26	1,012,921	0.7
800,000 (1)	Commerzbank AG, 8.125%, 09/19/23	973,696	0.7
1,023,000	Compass Bank, 2.875%, 06/29/22	1,018,960	0.7
687,000	Cooperatieve Rabobank UA, 4.375%, 08/04/25	722,357	0.5
500,000 (1)	Credit Suisse AG, 6.500%, 08/08/23	566,285	0.4
661,000 (1)	Credit Suisse Group AG, 4.282%, 01/09/28	689,144	0.5
700,000	E*TRADE Financial Corp., 2.950%, 08/24/22	702,137	0.5
751,000	Goldman Sachs Group, Inc./The, 2.908%, 06/05/23	750,995	0.5
1,046,000	Goldman Sachs Group, Inc., 3.500%-6.750%, 11/16/26-10/01/37	1,187,616	0.9
350,000 (1)	Goodman US Finance Four LLC, 4.500%, 10/15/37	355,345	0.3
1,048,000	Government Properties Income Trust, 4.000%, 07/15/22	1,057,761	0.7
415,000 (1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	444,599	0.3
230,000	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	313,717	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
680,000	Hartford Financial Services Group, Inc., 8.125%, 06/15/68	$707,200	0.5
1,377,000	HSBC Holdings PLC, 4.041%-6.875%, 08/18/25-12/29/49	1,452,639	1.0
550,000	Intesa Sanpaolo SpA, 5.250%, 01/12/24	606,910	0.4
1,000,000 (1)	Intesa Sanpaolo SpA, 3.875%, 07/14/27	1,005,633	0.7
800,000	JPMorgan Chase & Co., 3.882%, 07/24/38	806,512	0.6
1,259,000	JPMorgan Chase & Co., 3.625%-4.250%, 07/15/25-07/24/48	1,305,506	0.9
418,000 (1)	Liberty Mutual Group, Inc., 4.850%, 08/01/44	456,270	0.3
1,616,000	Morgan Stanley, 3.125%-4.350%, 05/22/23-04/23/27	1,644,527	1.1
948,000	Royal Bank of Scotland Group PLC, 3.498%, 05/15/23	954,806	0.7
600,000	Santander Issuances SAU, 5.179%, 11/19/25	646,699	0.5
200,000	Santander UK Group Holdings PLC, 2.875%, 08/05/21	201,143	0.1
713,000 (1)	Santander UK PLC, 5.000%, 11/07/23	772,139	0.5
800,000	Skandinaviska Enskilda Banken AB, 5.750%, 12/31/49	825,000	0.6
760,000 (1)	Standard Chartered PLC, 3.950%, 01/11/23	772,471	0.5
910,000	Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/22	912,862	0.6
760,000	Svenska Handelsbanken AB, 1.950%, 09/08/20	758,193	0.5
760,000	Synchrony Bank, 3.000%, 06/15/22	758,723	0.5
752,000	Toronto-Dominion Bank, 3.625%, 09/15/31	749,580	0.5
320,000 (1)	UniCredit SpA, 4.625%, 04/12/27	336,546	0.2
1,471,000	Wells Fargo & Co., 3.584%-4.750%, 06/03/26-12/07/46	1,542,581	1.1
750,000 (2)	Westpac Banking Corp./New Zealand, 5.000%, 03/21/66	749,850	0.5
10,905,000 (4)	Other Securities	11,268,812	7.8
		48,214,912	33.4

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 3.1%
919,000	Roper Technologies, Inc., 3.000%-3.800%, 12/15/20-12/15/26	$943,043	0.7
3,454,000	Other Securities	3,493,400	2.4
		4,436,443	3.1
	Technology: 7.3%
1,096,000	Apple, Inc., 2.900%-4.250%, 06/20/27-02/09/47	1,123,202	0.8
540,000 (1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	556,987	0.4
583,000 (1)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	648,303	0.5
356,000 (1)	Dell International LLC / EMC Corp., 8.350%, 07/15/46	456,207	0.3
756,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	806,289	0.6
1,158,000	Microsoft Corp., 3.450%-4.500%, 08/08/36-02/06/57	1,231,384	0.8
890,000	NetApp, Inc., 3.300%, 09/29/24	889,832	0.6
700,000	VMware, Inc., 2.950%, 08/21/22	703,132	0.5
3,912,000	Other Securities	4,077,932	2.8
		10,493,268	7.3
	Utilities: 12.0%
1,000,000 (1)	AEP Texas, Inc., 2.400%, 10/01/22	995,436	0.7
260,000 (1)	AEP Transmission Co. LLC, 3.750%, 12/01/47	259,644	0.2
311,000 (1)	Basin Electric Power Cooperative, 4.750%, 04/26/47	337,189	0.2
847,000	Black Hills Corp., 2.500%, 01/11/19	850,958	0.6
395,000 (1)	Boston Gas Co., 3.150%, 08/01/27	395,584	0.3
1,000,000	CenterPoint Energy, Inc., 2.500%, 09/01/22	1,000,117	0.7
1,020,000	Dominion Energy, Inc., 2.579%, 07/01/20	1,027,711	0.7
400,000	Duke Energy Corp., 2.650%, 09/01/26	383,115	0.3
1,482,000	Duke Energy Corp., 3.150%, 08/15/27	1,471,618	1.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
325,000 (1)	Enel Finance International NV, 3.625%, 05/25/27	$326,178	0.2
729,000	FirstEnergy Corp., 3.900%, 07/15/27	743,318	0.5
559,000	FirstEnergy Corp., 4.850%, 07/15/47	588,634	0.4
706,000 (1)	IPALCO Enterprises, Inc., 3.700%, 09/01/24	708,283	0.5
740,000	National Fuel Gas Co., 3.950%, 09/15/27	732,561	0.5
100,000 (1)	NextEra Energy Operating Partners L.P., 4.250%, 09/15/24	102,375	0.1
100,000 (1)	NextEra Energy Operating Partners L.P., 4.500%, 09/15/27	102,125	0.0
740,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/47	767,371	0.5
6,423,000	Other Securities	6,588,063	4.6
		17,380,280	12.0
	Total Corporate Bonds/Notes (Cost $134,372,975)	137,734,784	95.3
U.S. TREASURY OBLIGATIONS: 4.9%
	U.S. Treasury Bonds: 1.4%
1,994,000	3.000%, 05/15/47	2,050,705	1.4
	U.S. Treasury Notes: 3.5%
4,085,000	2.250%, 08/15/27	4,055,878	2.8
953,000	1.375%-1.875%, 09/30/19-09/30/22	950,584	0.7
		5,006,462	3.5
	Total U.S. Treasury Obligations (Cost $7,087,627)	7,057,167	4.9

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
	Utilities: 0.1%
7,512	Other Securities	189,991	0.1
	Total Preferred Stock (Cost $187,800)	189,991	0.1
	Total Long-Term Investments (Cost $141,648,402)	144,981,942	100.3

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateral(5): 2.6%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/12/17-12/01/51)	$1,000,000	0.7
786,288	Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $786,357, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $802,014, due 10/31/17-05/15/45)	786,288	0.5
1,000,000	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $1,000,089, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 11/15/17-08/20/67)	1,000,000	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,000,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 02/08/18-08/20/47)	$1,000,000	0.7
		3,786,288	2.6
	Total Short-Term Investments (Cost $3,786,288)	3,786,288	2.6
	Total Investments in Securities (Cost $145,434,690)	$148,768,230	102.9
	Liabilities in Excess of Other Assets	(4,246,565)	(2.9)
	Net Assets	$144,521,665	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on a when-issued or delayed-delivery basis.

(4)
The grouping contains securities on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Preferred Stock	$120,555	$69,436	$—	$189,991
Corporate Bonds/Notes	—	137,734,784	—	137,734,784
U.S. Treasury Obligations	—	7,057,167	—	7,057,167
Short-Term Investments	—	3,786,288	—	3,786,288
Total Investments, at fair value	$120,555	$148,647,675	$—	$148,768,230
Other Financial Instruments+
Futures	408,199	—	—	408,199
Total Assets	$528,754	$148,647,675	$—	$149,176,429
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(681)	$—	$(681)
Futures	(125,357)	—	—	(125,357)
Total Liabilities	$(125,357)	$(681)	$—	$(126,038)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2017, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	114	12/29/17	$24,590,156	$(64,621)
U.S. Treasury 5-Year Note	72	12/29/17	8,460,000	(60,736)
			$33,050,156	$(125,357)
Short Contracts
U.S. Treasury 10-Year Note	(187)	12/19/17	(23,433,437)	269,460
U.S. Treasury Long Bond	(29)	12/19/17	(4,431,563)	82,920
U.S. Treasury Ultra 10-Year Note	(25)	12/19/17	(3,358,203)	30,098
U.S. Treasury Ultra Long Bond	(10)	12/19/17	(1,651,250)	25,721
			$(32,874,453)	$408,199

At September 30, 2017, the following centrally cleared credit default swaps were outstanding for Voya Investment Grade Credit Fund:
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
XL Group Ltd.	Buy	(1.000)	12/20/22	USD1,550,000	$(40,904)	$(681)
					$(40,904)	$(681)

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2017 (Unaudited) (continued)

(1)
If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD –  United States Dollar
At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $145,421,509.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,086,455
Gross Unrealized Depreciation	(497,795)
Net Unrealized Appreciation	$3,588,660

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$408,199
Total Asset Derivatives		$408,199
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$125,357
Credit contracts	Net Assets — Unrealized depreciation**	681
Total Liability Derivatives		$126,038

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total

Credit contracts	$—	$19,615	$19,615
Interest rate contracts	(877,274)	—	(877,274)
Total	$(877,274)	$19,615	$(857,659)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—-	$(681)	$(681)
Interest rate contracts	319,615	—	319,615
Total	$319,615	$(681)	$318,934

See Accompanying Notes to Financial Statements
26

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163314(0917-111717)

Semi-Annual Report
September 30, 2017
Classes A, I, P* and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

*Patent Pending
E-Delivery Sign-up – details inside

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Funds. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Playing the Long Game
Dear Shareholder,
As we near the end of 2017, we believe that all signs point to a healthy global economy. Growth is marching forward — not only in the U.S. but around the world. In the October issue of World Economic Outlook, the International Monetary Fund increased its 2018 gross domestic product forecasts across all developed and most emerging markets. Uncertainties linger, however; the inflation outlook across advanced economies has softened and global wage growth seems likely to remain weak.
Nonetheless, financial markets have demonstrated astounding resilience in 2017. In the face of North Korean missiles flying over Japan, extreme partisan politics and a U.S.Federal Reserve Board seemingly determined to raise interest rates with or without evidence of inflation, global markets have shrugged it all off to reach new highs.
Markets are going up yet many investors are bailing out, which is both understandable and puzzling at the same time. It’s understandable that investors who were burned by the bear market a decade ago fear it could happen again. It’s puzzling because most investors focus on market momentum, so you’d expect them to want to participate in a rising market.
There is an economic theory which argues that bull markets sow the seeds of their own demise. As gains pile up, investors become emboldened to take on greater risks, leading to asset bubbles; eventually these risks become unsustainable and markets fall back to earth, starting the cycle over. Therefore, one school of thought suggests that investors who hesitate to embrace a bull market help to keep it rising.
What does this mean for your investment goals? Regardless of where markets currently are in their cycles, we believe investors are best served by avoiding the temptation to time entry or exit points. We think the way to make the most of opportunities that present themselves is to engage in broad global diversification across continents, stocks and bonds. If your goals have changed, thoroughly discuss them with your financial advisor before making any changes to your investment strategy.
We seek to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
October 18, 2017
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended September 30, 2017

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, were already up more than 5% in 2017. Investor sentiment was still trying to come to terms with the unexpected result of the U.S. presidential election. For this and perhaps more importantly, other reasons, the Index continued its advance, rising in every month, to end the first half of the fiscal year up 6.72%, to record levels. (The Index returned 9.06% for the six-month period ended September 30, 2017, measured in U.S.dollars.)
Markets had been thrown into disarray when on November 8, 2016, the new U.S. President was elected on a platform of massive infrastructure spending, tax reductions, lighter financial regulation, trade protectionism and the repeal of the Affordable Care Act (“ACA”).
The platform was seen as reflationary in the U.S. and elsewhere. The yield curve, which had been rising and steepening, did so faster than ever, especially when the Federal Open Market Committee (“FOMC”) raised the federal funds rate by 25bp (0.25%) on December 14 and projected three more similar raises in 2017.
The term “reflation trade”, meaning the positioning of a portfolio to take advantage of an expected increase in demand, economic activity, inflation and interest rates, had been part of the market pundits’ lexicon for years. There is no doubt that it received new impetus after the election, given the legislative agenda described above and the fact that the party charged with getting it enacted had a majority in both houses of Congress.
Yet expectations for this agenda to drive the reflation trade faded in 2017. Item 1 would be to repeal and replace the ACA. A version of the bill narrowly passed the House on May 4, but the Senate’s increasingly desperate attempts to pass any version foundered early on July 28. Complex and contentious issues were involved, as they would be with policies on tax reform, deregulation and infrastructure spending.
However, by this point most commentators had largely discounted U.S. legislative initiatives as a major source of investor optimism. Now it was a narrative of improving global growth and corporate earnings, albeit fitful and patchy, that was credited with keeping equity markets firm.
In the euro zone, unemployment edged down to 9.1%, still high but the lowest in eight years. Gross domestic product (“GDP”) grew 2.3% year-over-year in the second quarter of 2017, slightly higher than the U.S. The European Central Bank started to hint that monetary tightening was on the horizon and the region’s Economic Sentiment Indicator ended the period at the highest in a decade.
China had stabilized after causing grave concern in 2016, amid declining growth, policy missteps and ballooning debt. While excessive debt remained a problem, GDP growth in the first and second quarters of 2017 was a healthy 6.9% year-over-year.
Even Japan contributed some good news with GDP growth in the second quarter reported at 2.5% annualized.
In the U.S., the labor market continued to tighten. The September employment report showed the unemployment rate at 4.4%, near the lowest since 2001. Corporate earnings were improving (see below). After a slow first quarter, second quarter GDP growth was reported at 3.1% annualized.
The FOMC added a further 25bp (0.25%) in March and again in June to the federal funds rate. But areas of sluggishness, like low core consumer price inflation and wage growth persisted into September, which started with devastating hurricanes and rising geo-political tensions with North Korea. Perhaps the FOMC was done for the year.
However, the hurricanes subsided, geo-political tensions cooled and yet another forlorn attempt to replace the ACA was shrugged off. On September 26 FOMC Chair Yellen earmarked 2017’s third rate increase for December and the next day the outline of a long-awaited tax reform program was finally announced: short on details but containing a number of distinctly pro-growth proposals. September ended with some commentators even wondering whether the reflation trade was back after all.
In U.S. fixed income markets, the Bloomberg Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) rose 2.31% in the half-year. The Bloomberg Barclays Long-Term U.S. Treasury sub-index gained 4.56%, as the yield curve flattened. But indices of riskier classes generally outperformed Treasuries. The Bloomberg Barclays U.S.Corporate Investment Grade Bond sub-index climbed 3.91%, the Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) rose 4.19%.
U.S. equities, represented by the S&P 500® Index including dividends, climbed 7.71% during the half-year to a record close. The earnings per share of its constituent companies grew 13% year-over-year in the first quarter of 2017, and 10% in the second. The technology sector was the leader, up 13.14%. Telecommunications was the weakest sector, slipping 0.75%.
In currencies, the dollar fell 9.81% against the euro, 6.30% against the pound. While the U.S. was far ahead of those regions in terms of monetary tightening, the beginning of the period was near the peak of the euphoria surrounding the reflation trade that had driven the dollar higher. The dollar rose 1.00% against the yen, moving within a narrow trading range.
In international markets, the MSCI Japan® Index surged 10.49% over the half-year, in an environment of improving corporate governance and profitability, with little competition from fixed income investments. The MSCI Europe ex UK® Index rose 6.33%. Aside from the positive developments noted above, corporate earnings were improving and political fears were assuaged by the election of a centrist President in France. But the MSCI UK® Index added just 2.64%. More than 2% was lost in June, after an election called to give the ruling party a dominant majority and facilitate Brexit negotiations resulted in a hung parliament.
Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Bloomberg Barclays U.S. Securitized Bond Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
Bloomberg Barclays Long-Term U.S. Treasury Index	This index measures the performance of U.S. Treasury bills with long-term maturity. The credit level for this index is investment grade. The rebalance scheme is monthly.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It limits the weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2017 (as a percentage of net assets)

Mexico	10.4%
Brazil	8.1%
Russia	7.6%
India	6.8%
Chile	6.0%
Peru	5.9%
Argentina	5.6%
Turkey	5.5%
China	4.7%
Colombia	3.6%
Countries between 0.3% – 3.3%^	29.3%
Assets in Excess of Other Liabilities*	6.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 17 countries, which each represents 0.3% – 3.3% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers* of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2017, the Fund’s Class P shares returned 4.58%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 4.07% for the same period.
Portfolio Specifics: The Fund outperformed its benchmark for the period, during a time when emerging markets (“EM”) experienced strong returns as they continued to benefit from global growth momentum, a rally in commodity prices and continued capital flows. Sector and country allocation drove outperformance. Top contributing sectors were banks and overweights to commodity-related sectors such as metals and mining. From a country perspective, the Fund’s allocation to Latin American issuers was the main driver of outperformance, specifically within Mexico and Brazil as state-owned oil companies benefited from the increase in oil
Top Ten Holdings as of September 30, 2017* (as a percentage of net assets)

Longfor Properties Co. Ltd, 6.750%, 01/29/23	1.9%
Woori Bank Co. Ltd., 4.750%, 04/30/24	1.9%
Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1.5%
Argentine Republic Government International Bond, 5.625%, 01/26/22	1.5%
Vedanta Resources PLC, 6.375%, 07/30/22	1.5%
VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1.4%
Melco Resorts Finance Ltd., 4.875%, 06/06/25	1.4%
Cencosud SA, 5.150%, 02/12/25	1.3%
Cementos Pacasmayo SAA, 4.500%, 02/08/23	1.2%
VEON Holdings BV, 4.950%, 06/16/24	1.2%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
prices. The Fund maintained a slight bias towards high-yield-rated issuers, which also added to outperformance. Main detractors included the Fund’s underweight to technology, media and telecom issuers.
Current Strategy & Outlook: In our opinion, emerging markets continue to benefit from improving financial conditions, better growth in the developed markets and improved external accounts, the latter largely due to increased capital and trade flows. We believe significant inflows into EM will continue, meaning new issues of bonds still can be absorbed comfortably. On the corporate side, we believe, proactive liability management combined with deleveraging trends, largely via asset sales, are providing fundamental support for stable credit spreads. We maintain a favorable stance on broad EM, with a slight bias towards local rates and currencies. In our view, yields remain attractive, but we continue to monitor idiosyncratic risks and political uncertainties in Venezuela and South Africa.

*
Effective May 5, 2017 Rob Turner was removed as a portfolio manager of the Fund.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Geographic Diversification as of September 30, 2017 (as a percentage of net assets)

Mexico	9.9%
Indonesia	6.9%
Argentina	6.8%
Chile	4.6%
Brazil	4.2%
Russia	3.9%
Turkey	3.6%
Panama	3.4%
Dominican Republic	3.1%
Colombia	2.9%
Countries between 0.0% – 2.8%^	45.8%
Assets in Excess of Other Liabilities*	4.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 41 countries, which each represents 0.0% – 2.8% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2017, the Fund’s Class P shares returned 5.68% compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 4.93% for the same period.
Portfolio Specifics: The Fund outperformed its benchmark for the period, during a time when emerging markets (“EM”) experienced strong returns as they continued to benefit from global growth momentum, a rally in commodity prices and continued capital flows. The Fund maintained its underweight to sovereigns, while holding a bias towards quasi-sovereigns and select corporates, which helped drive outperformance. The Fund maintained an overweight to the Latin American region, specifically Argentina, Mexico and Chile, all of which contributed to outperformance. Elsewhere, overweight positions in Indonesia and Russia added to
Top Ten Holdings as of September 30, 2017 (as a percentage of net assets)

Argentine Republic Government International Bond, 6.875%, 01/26/27	1.8%
Turkey Government International Bond, 7.375%, 02/05/25	1.8%
Indonesia Government International Bond, 8.500%, 10/12/35	1.5%
Lebanon Government International Bond, 6.100%, 10/04/22	1.5%
Kazakhstan Government International Bond, 6.500%, 07/21/45	1.5%
Brazilian Government International Bond, 2.625%, 01/05/23	1.5%
Ivory Coast Government International Bond, 5.750%, 12/31/32	1.4%
Petroleos Mexicanos, 6.875%, 08/04/26	1.4%
Croatia Government International Bond, 5.500%, 04/04/23	1.4%
Argentine Republic Government International Bond, 7.500%, 04/22/26	1.4%
Portfolio holdings are subject to change daily.
outperformance. Main detractors included the Fund’s underweight positions in Ecuador and Turkey, both of which experienced solid performance for the period.
The Fund utilized credit default swap indexes during the period but this did not have a meaningful impact on performance.
Current Strategy & Outlook: In our opinion, emerging markets continue to benefit from improving financial conditions, better growth in the developed markets and improved external accounts, the latter largely due to increased capital and trade flows. We believe significant inflows into EM will continue, meaning new issues of bonds still can be absorbed comfortably. On the corporate side, we believe, proactive liability management combined with deleveraging trends, largely via asset sales, are providing fundamental support for stable credit spreads. We maintain a favorable stance on broad EM, with a slight bias towards local rates and currencies. In our view, yields remain attractive, but we continue to monitor idiosyncratic risks and political uncertainties in Venezuela and South Africa.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2017 (as a percentage of net assets)

Indonesia	10.3%
Brazil	8.9%
Russia	8.1%
Colombia	7.7%
Turkey	7.0%
Mexico	6.1%
Thailand	4.9%
South Africa	4.9%
Malaysia	4.8%
Poland	4.2%
Countries between 0.5% – 3.6%^	15.2%
Assets in Excess of Other Liabilities*	17.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 9 countries, which each represents 0.5% – 3.6% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2017, the Fund’s Class P shares returned 6.47% compared to the JP Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned 7.30% for the same period.
Portfolio Specifics: The Fund underperformed due to currency positioning. Detracting from results were shorter-than-index currency positions (“FX”) in the Russian ruble and South African rand, and a longer-than-index position in the Czech koruna. From an FX standpoint, the largest contributors were the Fund’s long positions in the Malaysian ringgit and Mexican peso.
The Fund underperformed its benchmark for the period, during a time when emerging markets (“EM”) experienced strong returns as they
Top Ten Holdings as of September 30, 2017 (as a percentage of net assets)

Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4.3%
Colombian TES, 7.000%, 05/04/22	4.2%
Turkey Government Bond, 9.500%, 01/12/22	2.7%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	2.4%
Russian Federal Bond - OFZ, 7.000%, 08/16/23	2.3%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2.2%
Mexican Bonos, 10.000%, 12/05/24	2.0%
Colombian TES, 11.000%, 07/24/20	1.9%
Republic of Poland Government Bond, 4.000%, 10/25/23	1.8%
Thailand Government Bond, 4.875%, 06/22/29	1.7%
Portfolio holdings are subject to change daily.
continued to benefit from global growth momentum, a rally in commodity prices and continued capital flows. The Fund’s duration (interest rate risk exposure) and curve positioning were the main driver of results. Among the detractors were the Fund’s shorter-than-index duration in Mexico and Hungary. By contrast, the Fund’s overweight duration positioning to Indonesia, Russia, Peru and Uruguay added to results as interest rates declined in those markets. The Fund also benefited from its positioning in South Africa, which saw its yield curve steepen on political concerns.
The Fund utilized FX forwards and interest rate swaps for the period but those instruments did not have a meaningful impact to performance.
Current Strategy & Outlook: In our opinion, emerging markets continue to benefit from improving financial conditions, better growth in the developed markets and improved external accounts, the latter largely due to increased capital and trade flows. We believe significant inflows into EM will continue, meaning new issues of bonds still can be absorbed comfortably. On the corporate side, we believe, proactive liability management combined with deleveraging trends, largely via asset sales, are providing fundamental support for stable credit spreads. We maintain a favorable stance on broad EM, with a slight bias towards local rates and currencies. In our view, yields remain attractive, but we continue to monitor idiosyncratic risks and political uncertainties in Venezuela and South Africa.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Securitized Credit Fund

Geographic Diversification as of September 30, 2017 (as a percentage of net assets)

United States	72.3%
Cayman Islands	15.3%
Assets in Excess of Other Liabilities*	12.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, Portfolio Manager of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-month period ended September 30, 2017, the Fund’s P Class shares returned 4.93%, compared to the Bloomberg Barclays U.S.Securitized Bond Index (the “Index” or “Bloomberg Barclays U.S. Securitized”), which returned 1.84% for the same period.
Portfolio Specifics: The Fund produced positive total return and outperformed the Index for the period. The Fund remained strategically underweight to the largest constituent of the index, agency residential mortgage-backed securities (“MBS”), based on our long-term view that, when compared to the credit portion of securitized markets, agency RMBS are less attractive. This underweight was a slight detractor for the Fund over the period: agency RMBS performed well after the Federal Reserve announced its plans to begin reducing its holdings of Treasury securities and agency mortgage-backed securities, which the Fed purchased to prop up the economy during the financial crisis. The detraction from the RMBS underweight was more than offset by outperformance from the Fund’s exposure to credit-oriented sectors.
Funded by the underweight to the agency portion of the index, the Fund continued to focus on strategic overweights to off-benchmark allocations in credit portions of the securitized market: non-agency RMBS, commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and collateralized loan obligations (“CLOs”). Asset allocation to non-benchmark securities such as credit risk transfers (“CRTs”) was one of the primary drivers of performance and was supported by favorable supply-demand factors and a strong U.S. housing market. Valuations during the latter part of the period dampened our outlook for CRTs slightly, so we reduced this allocation incrementally late in the period. What’s more, strong security selection within ABS, CLOs and CMBS contributed significantly to relative
Top Ten Holdings as of September 30, 2017 (as a percentage of net assets)

Morgan Stanley Capital I Trust 2006-IQ11 C, 6.393%, 10/15/42	1.6%
IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.447%, 02/25/46	1.6%
TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	1.4%
SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/25	1.4%
Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	1.3%
DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.517%, 08/19/45	1.3%
Alternative Loan Trust 2005-10CB 1A1, 1.737%, 05/25/35	1.2%
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 6.237%, 12/25/28	1.1%
DBJPM 16-C3 E Mortgage Trust, 4.386%, 09/10/49	1.1%
HERO Funding Trust 2016-3 A1, 3.080%, 09/20/42	1.1%
Portfolio holdings are subject to change daily.
returns. While CMBS valuations and fundamentals have recently been lagging, we retained our overweight and relied on security selection decisions to add value.
Interest-rate risk exposure (duration) was reduced during the first half of the period and held steady over the third quarter; currently, the Fund is positioned with short duration relative to the index. U.S. rates sold-off and the U.S. Treasury yield curve flattened modestly. The performance impact in the Fund was marginally negative.
Futures were used in conjunction with cash bonds for duration and yield curve management. Taken together, derivative instruments and cash securities strengthened the Fund’s relative performance over the reporting period.
Current Strategy & Outlook: Heading into the final quarter of 2017, we believe securitized markets will remain well-supported by improving global growth and a strong U.S. consumer. We continue to find opportunities among ABS and CMBS. The ABS sector continues to provide modest incremental yield while demonstrating lower price sensitivity in more volatile markets. As for CMBS, current fundamentals are strong and have likely, in our view, plateaued. However, the lingering impact of regulatory changes to the CMBS market appear to be fostering a more sustainable, higher quality paradigm for CMBS issuance going forward. Agency mortgage-backed securities (RMBS) outperformed Treasuries during September, bringing current coupon spreads to their tightest levels since early 2013. Large, yield-based buyers could keep spreads tight as tapering ramps up; at current spread levels, however, near-term mortgage performance risk is skewed to the downside.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2017*	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2017*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,045.80	0.10%	$0.51	$1,000.00	$1,024.57	0.10%	$0.51
Voya Emerging Markets Hard Currency Debt Fund
Class A(1)	$1,000.00	$1,017.80	1.15%	$1.94	$1,000.00	$1,019.30	1.15%	$5.82
Class I(1)	1,000.00	1,018.20	0.90	1.52	1,000.00	1,020.56	0.90	4.56
Class P	1,000.00	1,056.80	0.08	0.41	1,000.00	1,024.67	0.08	0.41
Class W(1)	1,000.00	1,018.20	0.90	1.52	1,000.00	1,020.56	0.90	4.56
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,064.70	0.15%	$0.78	$1,000.00	$1,024.32	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$1,044.50	1.00%	$5.13	$1,000.00	$1,020.05	1.00%	$5.06
Class I	1,000.00	1,045.80	0.68	3.49	1,000.00	1,021.66	0.68	3.45
Class P	1,000.00	1,049.30	0.05	0.26	1,000.00	1,024.82	0.05	0.25
Class W(1)	1,000.00	1,011.90	0.75	1.26	1,000.00	1,021.31	0.75	3.80

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was August 1, 2017. Expenses paid for the actual Fund’s return reflect the 61-day period ended September 30, 2017.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2017 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$100,702,028	$153,784,207	$81,456,990	$262,813,801
Short-term investments at fair value**	16,556,080	12,538,762	15,940,032	39,424,767
Cash	8,682	52,374	200	1,038,053
Cash collateral for futures	94,851	216,981	336,929	1,700,691
Cash pledged for centrally cleared swaps (Note 2)	—	100,000	335,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	—	410,000	—
Foreign currencies at value***	—	—	371,080	—
Receivables:
Investment securities sold	803,000	1,203,487	—	—
Fund shares sold	—	—	—	209,306
Dividends	22	16	54	94
Interest	1,440,370	2,088,136	1,469,957	1,422,312
Foreign tax reclaims	—	—	16,443	—
Unrealized appreciation on forward foreign currency contracts	—	—	455,338	—
Unrealized appreciation on OTC swap agreements	—	—	22,689	—
Prepaid expenses	13,703	14,025	13,256	23,373
Reimbursement due from manager	—	8	11,317	12,817
Other assets	1,889	3,144	1,937	3,048
Total assets	119,620,625	170,001,140	100,841,222	306,648,262
LIABILITIES:
Income distribution payable	—	—	—	565
Payable for investment securities purchased	2,140,008	1,200,000	—	6,500,801
Payable for fund shares redeemed	—	—	—	49,432
Payable upon receipt of securities loaned	9,599,347	6,953,207	495,517	—
Unrealized depreciation on forward foreign currency contracts	—	—	924,880	—
Variation margin payable on centrally cleared swaps	—	—	8,907	—
Cash received as collateral for OTC derivatives (Note 2)	—	—	21,000	—
Payable for investment management fees	—	11	—	67,179
Payable for distribution and shareholder service fees	—	2	—	104
Payable to trustees under the deferred compensation plan (Note 6)	1,889	3,144	1,937	3,048
Payable for trustee fees	527	785	478	1,435
Other accrued expenses and liabilities	213,268	124,068	145,101	76,283
Total liabilities	11,955,039	8,281,217	1,597,820	6,698,847
NET ASSETS	$107,665,586	$161,719,923	$99,243,402	$299,949,415
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$104,347,588	$163,704,341	$107,696,100	$293,109,534
Undistributed net investment income	325,033	115,673	477,454	343,140
Accumulated net realized gain (loss)	(1,397,197)	(8,596,094)	(6,558,103)	1,751,252
Net unrealized appreciation (depreciation)	4,390,162	6,496,003	(2,372,049)	4,745,489
NET ASSETS	$107,665,586	$161,719,923	$99,243,402	$299,949,415
+ Including securities loaned at value	$9,342,130	$6,712,391	$459,103	$—
* Cost of investments in securities	$96,298,741	$147,428,333	$83,081,692	$257,602,685
** Cost of short-term investments	$16,556,685	$12,539,006	$16,290,985	$39,428,304
*** Cost of foreign currencies	$—	$—	$375,821	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2017 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$3,056	n/a	$785,485
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	307	n/a	76,317
Net asset value and redemption price per share†	n/a	$9.95	n/a	$10.29
Maximum offering price per share (2.50%)(1)	n/a	$10.21	n/a	$10.55
Class I
Net assets	n/a	$3,057	n/a	$137,940,397
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	307	n/a	13,374,465
Net asset value and redemption price per share	n/a	$9.95	n/a	$10.31
Class P
Net assets	$107,665,586	$161,710,753	$99,243,402	$161,190,453
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,650,340	16,255,160	12,740,670	15,554,526
Net asset value and redemption price per share	$10.11	$9.95	$7.79	$10.36
Class W
Net assets	n/a	$3,057	n/a	$33,080
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	307	n/a	3,206
Net asset value and redemption price per share	n/a	$9.95	n/a	$10.32

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2017 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$3,486	$2,814	$3,017	$9,316
Interest, net of foreign taxes withheld*	2,688,661	4,079,245	2,957,302	7,101,048
Securities lending income, net	28,182	26,087	237	—
Total investment income	2,720,329	4,108,146	2,960,556	7,110,364
EXPENSES:
Investment management fees	502,027	590,870	384,059	863,139
Distribution and shareholder service fees:
Class A	—	7	—	405
Transfer agent fees:
Class A	—	20	—	247
Class I	—	4	—	27,444
Class P	127	148	51	115
Class W	—	3	—	6
Shareholder reporting expense	1,525	2,013	1,486	11,020
Registration fees	13,508	13,862	13,080	36,123
Professional fees	18,306	26,074	19,050	34,880
Custody and accounting expense	10,817	13,564	68,315	39,450
Trustee fees	1,581	2,357	1,436	4,304
Miscellaneous expense	6,055	6,086	4,276	9,068
Interest expense	198	1,011	105	602
Total expenses	554,144	656,019	491,858	1,026,803
Waived and reimbursed fees	(502,026)	(590,865)	(418,749)	(542,968)
Net expenses	52,118	65,154	73,109	483,835
Net investment income	2,668,211	4,042,992	2,887,447	6,626,529
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Columbian, Indonesian, and Peruvian capital gains tax withheld^)	1,224,612	1,178,447	(2,232,917)	1,922,778
Forward foreign currency contracts	—	—	1,366,918	—
Foreign currency related transactions	—	—	90,300	—
Futures	91,845	(299,924)	(4,651)	1,779,976
Swaps	—	717	12,480	—
Net realized gain (loss)	1,316,457	879,240	(767,870)	3,702,754
Net change in unrealized appreciation (depreciation) on:
Investments (net of Peruvian capital gains tax accrued#)	786,985	3,559,431	4,493,138	3,727,686
Forward foreign currency contracts	—	—	(648,249)	—
Foreign currency related transactions	—	—	(28,915)	—
Futures	(19,266)	164,814	1,336	(631,339)
Swaps	—	—	32,002	—
Net change in unrealized appreciation (depreciation)	767,719	3,724,245	3,849,312	3,096,347
Net realized and unrealized gain	2,084,176	4,603,485	3,081,442	6,799,101
Increase in net assets resulting from operations	$4,752,387	$8,646,477	$5,968,889	$13,425,630
* Foreign taxes withheld	$—	$—	$49,055	$—
^ Foreign taxes on sale of Indonesian investments	$—	$—	$2,531	$—
^ Foreign taxes on sale of Columbian investments	$—	$—	$20,348	$—
^ Foreign taxes on sale of Peruvian investments	$20,792	$7,325	$—	$—
# Foreign taxes accrued on Peruvian investments	$126,182	$70,042	$92,306	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2017	Year Ended March 31, 2017	Six Months Ended September 30, 2017	Year Ended March 31, 2017
FROM OPERATIONS:
Net investment income	$2,668,211	$4,921,457	$4,042,992	$8,077,117
Net realized gain	1,316,457	1,523,616	879,240	1,103,486
Net change in unrealized appreciation (depreciation)	767,719	1,574,563	3,724,245	4,000,359
Increase in net assets resulting from operations	4,752,387	8,019,636	8,646,477	13,180,962
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(115)	—
Class I	—	—	(21)	—
Class P	(2,513,844)	(5,095,686)	(3,891,245)	(8,437,204)
Class W	—	—	(21)	—
Return of capital:
Class P	—	—	—	(395,733)
Total distributions	(2,513,844)	(5,095,686)	(3,891,402)	(8,832,937)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	6,168,000	531,269	5,517,999
Reinvestment of distributions	2,513,844	5,095,686	3,891,382	8,832,937
	2,513,844	11,263,686	4,422,651	14,350,936
Cost of shares redeemed	—	(1,199,999)	(47,870)	(2,400,000)
Net increase in net assets resulting from capital share transactions	2,513,844	10,063,687	4,374,781	11,950,936
Net increase in net assets	4,752,387	12,987,637	9,129,856	16,298,961
NET ASSETS:
Beginning of year or period	102,913,199	89,925,562	152,590,067	136,291,106
End of year or period	$107,665,586	$102,913,199	$161,719,923	$152,590,067
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$325,033	$170,666	$115,673	$(35,917)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2017	Year Ended March 31, 2017	Six Months Ended September 30, 2017	Year Ended March 31, 2017
FROM OPERATIONS:
Net investment income	$2,887,447	$4,686,385	$6,626,529	$10,412,989
Net realized gain (loss)	(767,870)	(8,475,533)	3,702,754	(1,493,473)
Net change in unrealized appreciation (depreciation)	3,849,312	7,269,366	3,096,347	3,417,277
Increase in net assets resulting from operations	5,968,889	3,480,218	13,425,630	12,336,793
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	—	—	(6,418)	(18,315)
Class I	—	—	(2,741,168)	(2,784,164)
Class P	(2,256,166)	—	(3,907,363)	(7,704,541)
Class W	—	—	(125)	—
Net realized gains:
Class A	—	—	—	(1,254)
Class I	—	—	—	(348,192)
Class P	—	—	—	(449,810)
Return of capital:
Class P	—	(2,762,144)	—	—
Total distributions	(2,256,166)	(2,762,144)	(6,655,074)	(11,306,276)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,775,000	5,397,301	17,182,790	131,617,507
Reinvestment of distributions	2,256,166	2,762,144	6,651,668	11,301,866
	4,031,166	8,159,445	23,834,458	142,919,373
Cost of shares redeemed	—	—	(6,387,266)	(13,887,874)
Net increase in net assets resulting from capital share transactions	4,031,166	8,159,445	17,447,192	129,031,499
Net increase in net assets	7,743,889	8,877,519	24,217,748	130,062,016
NET ASSETS:
Beginning of year or period	91,499,513	82,621,994	275,731,667	145,669,651
End of year or period	$99,243,402	$91,499,513	$299,949,415	$275,731,667
Undistributed (distributions in excess of) net investment income or accumulated net investment loss at end of year or period	$477,454	$(153,827)	$343,140	$371,685

See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-17	9.90	0.25•	0.20	0.45	0.24	—	—	0.24	—	10.11	4.58	1.05	0.10	0.10	5.05	107,666	38
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0.11	0.11	5.02	102,913	80
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0.10	0.10	4.86	89,926	86
03-31-15	9.82	0.50	0.01	0.51	0.50	—	—	0.50	—	9.83	5.24	1.03	0.09	0.09	5.03	88,125	52
03-31-14	10.46	0.50	(0.46)	0.04	0.50	0.18	—	0.68	—	9.82	0.56	1.12	0.15	0.15	4.88	74,115	100
08-09-12(4) - 03-31-13	10.00	0.30	0.43	0.73	0.26	0.01	—	0.27	—	10.46	7.35	1.10	0.15	0.15	4.82	101,926	85
Voya Emerging Markets Hard Currency Debt Fund
Class A
08-01-17(4) - 09-30-17	9.84	0.07•	0.11	0.18	0.07	—	—	0.07	—	9.95	1.78	1.75	1.15	1.15	3.94	3	31
Class I
08-01-17(4) - 09-30-17	9.84	0.07•	0.11	0.18	0.07	—	—	0.07	—	9.95	1.82	1.53	0.90	0.90	4.29	3	31
Class P
09-30-17	9.65	0.25•	0.29	0.54	0.24	—	—	0.24	—	9.95	5.68	0.83	0.08	0.08	5.13	161,711	31
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0.08	0.08	5.49	152,590	64
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0.07	0.07	5.20	136,291	50
03-31-15	9.49	0.50•	(0.02)	0.48	0.50	—	—	0.50	—	9.47	5.07	0.82	0.07	0.07	5.19	133,378	32
03-31-14	10.10	0.53•	(0.49)	0.04	0.53	0.12	—	0.65	—	9.49	0.73	0.85	0.10	0.10	5.53	167,259	125
08-09-12(4) - 03-31-13	10.00	0.28	0.10	0.38	0.23	0.05	—	0.28	—	10.10	3.82	0.90	0.15	0.15	4.50	176,104	170
Class W
08-01-17(4) - 09-30-17	9.84	0.07•	0.11	0.18	0.07	—	—	0.07	—	9.95	1.82	1.50	0.90	0.90	4.29	3	31
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-17	7.49	0.23•	0.25	0.48	0.18	—	—	0.18	—	7.79	6.47	1.03	0.15	0.15	6.01	99,243	28
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0.15	0.15	5.40	91,500	67
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0.15	0.15	5.06	82,622	18
03-31-15	8.78	0.44•	(1.29)	(0.85)	0.00*	—	0.30	0.30	—	7.63	(10.03)	0.98	0.15	0.15	5.13	84,713	22
03-31-14	10.16	0.51	(1.50)	(0.99)	0.17	0.22	—	0.39	—	8.78	(9.90)	1.08	0.15	0.15	5.44	93,929	477
08-06-12(4) - 03-31-13	10.00	0.30	0.23	0.53	0.36	0.01	—	0.37	—	10.16	5.33	1.04	0.15	0.15	4.57	144,122	60
See Accompanying Notes to Financial Statements

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Securitized Credit Fund
Class A
09-30-17	10.05	0.20•	0.24	0.44	0.20	—	—	0.20	—	10.29	4.45	1.10	1.00	1.00	3.97	785	27
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1.00	1.00	4.12	302	64
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0.95	0.95	3.65	485	35
Class I
09-30-17	10.07	0.22•	0.24	0.46	0.22	—	—	0.22	—	10.31	4.58	0.74	0.68	0.68	4.26	137,940	27
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0.68	0.68	4.39	121,798	64
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0.73	0.73	3.93	1,210	35
Class P
09-30-17	10.12	0.25•	0.24	0.49	0.25	—	—	0.25	—	10.36	4.93	0.69	0.05	0.05	4.89	161,190	27
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0.05	0.05	5.05	153,632	64
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0.05	0.05	4.31	143,975	35
08-07-14(4) - 03-31-15	10.00	0.25•	0.28	0.53	0.19	0.04	—	0.23	—	10.30	5.32	0.72	0.05	0.05	3.83	115,597	33
Class W
08-01-17(4) - 09-30-17	10.27	0.08•	0.04	0.12	0.07	—	—	0.07	—	10.32	1.19	0.85	0.75	0.75	4.39	33	27

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust. Prior to September 20, 2017, Securitized Credit was a non-diversified series of the Trust.
Each Fund offers at least one of the following classes of shares: Class A, Class I, Class P* and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

*
Patent Pending

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included following the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Fund’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Fund has a significant amount of Level 3 investments.
For the period ended September 30, 2017, there have been no significant changes to the fair valuation methodologies.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S.government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, market interest rates in the United States are at or near historic lows, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Fund to new kinds of costs and risks.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2017, the maximum amount of loss that Local Currency Debt would incur if the counterparties to its derivative transactions failed to perform would be $478,027 which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of September 30, 2017. At September 30, 2017, Local Currency Debt had received $21,000 in cash collateral from certain counterparties.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2017, Local Currency Debt had a liability position of  $924,880 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2017, Local Currency Debt could have been required to pay this amount in cash to their counterparties. As of September 30, 2017, Local Currency Debt had pledged $410,000 in cash collateral for its open OTC derivatives transactions.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2017, Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Local Currency Debt used forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2017, Local Currency Debt had an average contract amount on forward foreign currency contracts to buy and sell of  $36,022,297 and $23,016,446, respectively. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts held by Local Currency Debt at September 30, 2017.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2017, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2017, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$16,608,935	$5,517,552
Hard Currency Debt	18,171,573	13,438,979
Local Currency Debt	397,414	740,158
Securitized Credit	51,883,561	41,696,216
Please refer to the tables following each respective Portfolio of Investments for open futures contracts at September 30, 2017.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of the Funds to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the Securities Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Funds may sell credit default swaps which exposes the Funds to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended September 30, 2017, Hard Currency Debt had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Hard Currency Debt used CDX swaps with an average notional amount of $6,000,000 to hedge the credit risk associated with various sectors of the credit market. There were no open credit default swaps to buy protection at September 30,2017.
At September 30, 2017, Hard Currency Debt had an outstanding cash collateral balance of  $100,000 pledged with a broker for centrally cleared swaps.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2017, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $13,221,400.
For the period ended September 30, 2017, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $3,238,696.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table following the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2017.
At September 30, 2017, Local Currency Debt had pledged $335,000 as cash collateral for open centrally cleared swaps.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2017, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$37,952,396	$37,682,559
Hard Currency Debt	50,829,796	45,596,873
Local Currency Debt	27,167,561	22,884,827
Securitized Credit	63,810,020	68,032,358
U.S. government securities not included above were as follows:
	Purchases	Sales
Securitized Credit	$7,450,000	$7,461,316

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of
Class A shares of Securitized Credit and Hard Currency Debt and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2017, the Distributor did not retain any sales charges.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2017, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Diversified Emerging Markets Debt Fund	Corporate Debt	6.59%
	Local Currency Debt	8.10
Voya Global Bond Portfolio	Corporate Debt	9.89
	Hard Currency Debt	9.85
	Local Currency Debt	24.20
Voya Intermediate Bond Portfolio	Corporate Debt	83.53
	Hard Currency Debt	85.83
	Local Currency Debt	67.70
	Securitized Credit	44.31
Voya Investment Trust Co.	Securitized Credit	9.32
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At September 30, 2017, the following Fund had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:
Fund	Accrued Expenses	Amount
Local Currency Debt	Peruvian Capital Gain Tax	$92,306
NOTE 8 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class W
Corporate Debt	N/A	N/A	0.15%	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2017, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	September 30,
	2018	2019	2020	Total
Local Currency Debt	$21,645	$17,009	$44,671	$83,325
Securitized Credit	86,228	106,485	111,644	304,357
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2017 are as follows:
	September 30,
	2018	2019	2020	Total
Securitized Credit
Class A	$—	$355	$505	$860
Class I	—	—	20,003	20,003
Class P	—	57	57	114
Hard Currency Debt
Class A	—	—	19	19
Class I	—	—	3	3
Class W	—	—	3	3
The Expense Limitation Agreement is contractual through August 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 19, 2017, the line of credit agreement was renewed and each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended September 30, 2017:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Corporate Debt	1	$1,301,000	1.91%
Hard Currency Debt	10	1,604,800	1.91
Local Currency Debt	1	557,000	2.16
Securitized Credit	8	1,044,250	2.10

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2017	—	—	249,885	—	249,885	—	—	2,513,844	—	2,513,844
3/31/2017	626,514	—	519,745	(120,846)	1,025,413	6,168,000	—	5,095,686	(1,199,999)	10,063,687
Hard Currency Debt
Class A
8/1/2017(1) - 9/30/2017	5,092	—	9	(4,794)	307	50,291	—	95	(47,870)	2,516
Class I
8/1/2017(1) - 9/30/2017	305	—	2	—	307	3,000	—	21	—	3,021
Class P
9/30/2017	47,613	—	394,928	—	442,541	474,978	—	3,891,245	—	4,366,223
3/31/2017	569,390	—	921,802	(244,151)	1,247,041	5,517,999	—	8,832,937	(2,400,000)	11,950,936
Class W
8/1/2017(1) - 9/30/2017	305	—	2	—	307	3,000	—	21	—	3,021
Local Currency Debt
Class P
9/30/2017	228,012	—	291,956	—	519,968	1,775,000	—	2,256,166	—	4,031,166
3/31/2017	718,446	—	375,082	—	1,093,528	5,397,301	—	2,762,144	—	8,159,445
Securitized Credit
Class A
9/30/2017	52,222	—	625	(6,571)	46,276	538,061	—	6,403	(66,923)	477,541
3/31/2017	33,739	—	1,952	(54,387)	(18,696)	339,248	—	19,550	(545,201)	(186,403)
Class I
9/30/2017	1,620,626	—	267,007	(610,980)	1,276,653	16,611,729	—	2,737,777	(6,250,332)	13,099,174
3/31/2017	12,983,762	—	311,826	(1,319,271)	11,976,317	131,278,259	—	3,127,966	(13,249,673)	121,156,552
Class P
9/30/2017	—	—	379,260	(6,764)	372,496	—	—	3,907,363	(70,011)	3,837,352
3/31/2017	—	—	808,446	(9,206)	799,240	—	—	8,154,350	(93,000)	8,061,350
Class W
8/1/2017(1) - 9/30/2017	3,194	—	12	—	3,206	33,000	—	125	—	33,125

(1)
Commencement of operations.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S.government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds’ indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

government or any agency, instrumentality or authority of the U.S. government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. The following is a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2017:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citadel Clearing LLC	$1,075,590	$(1,075,590)	$—
Citigroup Global Markets Inc.	2,695,686	(2,695,686)	—
Credit Suisse Securities (USA) LLC	1,029,617	(1,029,617)	—
Goldman, Sachs & Co.	902,955	(902,955)	—
Jefferies LLC	2,101,643	(2,101,643)	—
Morgan Stanley & Co. International PLC	1,413,649	(1,413,649)	—
Scotia Capital (USA) INC	122,990	(122,990)	—
Total	$9,342,130	$(9,342,130)	$—

(1)
Collateral with a fair value of  $9,599,347 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$1,115,580	$(1,115,580)	$—
Deutsche Bank Securities Inc.	594,367	(594,367)	—
Goldman, Sachs & Co.	1,008,675	(1,008,675)	—
J.P. Morgan Securities LLC	333,764	(333,764)	—
Morgan Stanley & Co. International PLC	1,714,145	(1,714,145)	—
Societe Generale	1,945,860	(1,945,860)	—
Total	$6,712,391	$(6,712,391)	$—

(1)
Collateral with a fair value of  $6,953,207 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Local Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$459,103	$(459,103)	$—
Total	$459,103	$(459,103)	$—

(1)
Collateral with a fair value of  $495,517 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended September 30, 2017	Year Ended March 31, 2017
	Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
Corporate Debt	$2,513,844	$5,095,686	$—	$—
Hard Currency Debt	3,891,402	8,437,204	—	395,733
Local Currency Debt	2,256,166	—	—	2,762,144
Securitized Credit	6,655,074	10,764,841	541,435	—

NOTES TO FINANCIAL STATEMENTS as of September 30, 2017 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2017 were:
	Undistributed Ordinary Income	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Corporate Debt	$171,823	$(5,526)	$3,513,315	$(1,879,018)	Short-term	None
				(719,982)	Long-term	None
				$(2,599,000)
Hard Currency Debt	—	(156,906)	2,715,180	(5,429,593)	Short-term	None
				(3,832,257)	Long-term	None
				$(9,261,850)
Local Currency Debt	—	(952,123)	(6,597,550)	(1,006,095)	Short-term	None
				(3,608,409)	Long-term	None
				$(4,614,504)
Securitized Credit	373,757	(959,755)	1,479,893	(822,498)	Long-term	None
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2017, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.
NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to September 30, 2017, the Funds paid net investment income dividends of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0442	November 1, 2017	Daily
Hard Currency Debt	A	$0.0343	November 1, 2017	Daily
	I	$0.0363	November 1, 2017	Daily
	P	$0.0434	November 1, 2017	Daily
	W	$0.0363	November 1, 2017	Daily
Local Currency Debt	P	$0.0307	November 1, 2017	Daily
	Class	Per Share Amount	Payable Date	Record Date
Securitized Credit	A	$0.0354	November 1, 2017	Daily
	I	$0.0377	November 1, 2017	Daily
	P	$0.0440	November 1, 2017	Daily
	W	$0.0377	November 1, 2017	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 88.3%
		Argentina: 3.1%
500,000 (1)		Arcor SAIC, 6.000%, 07/06/23	$536,250	0.5
1,000,000	(1)(2)	Banco Macro SA, 6.750%, 11/04/26	1,057,890	1.0
500,000		YPF SA, 8.750%, 04/04/24	576,250	0.5
500,000 (1)		YPF SA, 8.500%, 03/23/21	562,350	0.5
500,000 (1)		YPF SA, 8.750%, 04/04/24	576,250	0.6
			3,308,990	3.1
		Austria: 0.3%
300,000 (1)		Suzano Austria GmbH, 7.000%, 03/16/47	328,470	0.3
		Brazil: 8.1%
1,125,000		Banco do Brasil SA/Cayman, 6.000%-9.250%, 01/22/20-10/31/49	1,223,500	1.1
700,000 (1)		Klabin Finance SA, 4.875%, 09/19/27	696,430	0.7
950,000		Marfrig Holdings Europe BV, 8.000%, 06/08/23	986,290	0.9
500,000 (1)		Minerva Luxembourg SA, 6.500%, 09/20/26	507,000	0.5
1,500,000		Petrobras Global Finance BV, 7.250%-7.375%, 01/17/27-03/17/44	1,611,000	1.5
1,000,000 (1)		St Marys Cement, Inc. Canada, 5.750%, 01/28/27	1,059,250	1.0
2,423,000 (3)		Other Securities	2,618,925	2.4
			8,702,395	8.1
		Chile: 6.0%
1,500,000 (2)		Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,588,683	1.5
1,350,000 (1)		Cencosud SA, 5.150%, 02/12/25	1,444,297	1.3
750,000 (1)		Corp Nacional del Cobre de Chile, 4.500%, 08/01/47	765,083	0.7
500,000 (1)		Empresa Nacional del Petroleo, 4.500%, 09/14/47	482,250	0.5
600,000 (1)		Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/22	629,041	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	526,163	0.5
450,000		Telefonica Chile SA, 3.875%, 10/12/22	468,977	0.4
500,000 (1)		Telefonica Chile SA, 3.875%, 10/12/22	521,086	0.5
			6,425,580	6.0
		China: 4.7%
1,000,000		Baidu, Inc., 2.875%, 07/06/22	1,004,374	0.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	China (continued)
950,000	Bank of China Ltd, 5.000%, 11/13/24	$1,022,707	1.0
1,950,000	Longfor Properties Co. Ltd, 6.750%, 01/29/23	2,044,214	1.9
950,000	Other Securities	986,257	0.9
		5,057,552	4.7
	Colombia: 3.6%
1,050,000	Banco de Bogota SA, 6.250%, 05/12/26	1,147,650	1.1
1,000,000 (1)	Banco de Bogota SA, 6.250%, 05/12/26	1,093,000	1.0
963,000 (1)	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	989,482	0.9
650,000 (3)	Other Securities	672,313	0.6
		3,902,445	3.6
	Hong Kong: 1.4%
1,500,000 (1)	Melco Resorts Finance Ltd., 4.875%, 06/06/25	1,510,524	1.4
	Hungary: 0.8%
750,000	Other Securities	807,390	0.8
	India: 6.8%
1,000,000 (1)	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	1,000,003	0.9
1,000,000 (1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,069,513	1.0
1,000,000 (1)	Bharti Airtel Ltd, 4.375%, 06/10/25	1,014,271	0.9
900,000	ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	935,146	0.9
600,000 (2)	Reliance Holdings USA, Inc., 5.400%, 02/14/22	659,750	0.6
408,000 (1)	Reliance Industries Ltd., 5.875%, 02/28/49	413,006	0.4
1,500,000 (1)	Vedanta Resources PLC, 6.375%, 07/30/22	1,563,750	1.5
600,000	Other Securities	642,750	0.6
		7,298,189	6.8
	Indonesia: 0.9%
1,000,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	1,001,874	0.9
	Ireland: 0.7%
750,000 (1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/24	749,120	0.7
	Israel: 3.1%
725,000	Israel Electric Corp. Ltd., 7.250%, 01/15/19	769,043	0.7
850,000 (1)	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,001,684	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Israel (continued)
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	$589,226	0.6
1,000,000 (2)		Teva Pharmaceutical Finance Netherlands III BV, 2.800%-3.150%, 07/21/23-10/01/26	940,261	0.9
			3,300,214	3.1
		Jamaica: 2.4%
550,000 (2)		Digicel Group Ltd., 8.250%, 09/30/20	539,347	0.5
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,224,862	1.1
350,000 (1)		Digicel Ltd., 6.000%, 04/15/21	342,961	0.3
500,000 (1)		Digicel Ltd., 6.750%, 03/01/23	491,875	0.5
			2,599,045	2.4
		Kazakhstan: 0.9%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	1,016,181	0.9
		Luxembourg: 2.6%
900,000		Altice Financing SA, 7.500%, 05/15/26	992,250	0.9
700,000		Millicom International Cellular SA, 6.000%, 03/15/25	751,625	0.7
1,025,000 (1)		Millicom International Cellular SA, 5.125%, 01/15/28	1,038,838	1.0
			2,782,713	2.6
		Mexico: 9.4%
800,000	(1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 10/06/65	874,800	0.8
250,000		Cemex SAB de CV, 5.700%, 01/11/25	267,125	0.3
1,000,000	(1)(2)	Cemex SAB de CV, 5.700%, 01/11/25	1,068,500	1.0
500,000 (1)		Cemex SAB de CV, 7.750%, 04/16/26	575,750	0.5
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	521,250	0.5
680,000	(1)(4)	Mexichem SAB de CV, 4.000%, 10/04/27	678,640	0.6
300,000 (1)		Mexichem SAB de CV, 4.875%, 09/19/22	321,750	0.3
680,000	(1)(4)	Mexichem SAB de CV, 5.500%, 01/15/48	672,520	0.6
400,000 (1)		Mexichem SAB de CV, 5.875%, 09/17/44	417,000	0.4
850,000	(1)(2)	Mexico City Airport Trust, 5.500%, 07/31/47	864,790	0.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico (continued)
800,000 (1)	Nemak SA de CV, 5.500%, 02/28/23	$827,000	0.8
500,000	Petroleos Mexicanos, 4.875%, 01/18/24	519,750	0.5
1,000,000 (1)	Petroleos Mexicanos, 6.500%, 03/13/27	1,111,500	1.0
1,250,000 (3)	Other Securities	1,370,625	1.3
		10,091,000	9.4
	Morocco: 2.3%
750,000	OCP SA, 5.625%, 04/25/24	810,075	0.7
1,050,000	OCP SA, 6.875%, 04/25/44	1,185,127	1.1
500,000 (1)	OCP SA, 4.500%, 10/22/25	504,649	0.5
		2,499,851	2.3
	Netherlands: 1.2%
1,300,000 (1)	VEON Holdings BV, 4.950%, 06/16/24	1,333,514	1.2
	Peru: 5.9%
1,250,000	Banco de Credito del Peru/Panama, 6.125%-6.875%, 09/16/26-04/24/27	1,404,250	1.3
950,000 (2)	Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,073,500	1.0
1,300,000 (1)	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,342,250	1.2
500,000 (1)	Cerro del Aguila SA, 4.125%, 08/16/27	500,650	0.5
500,000	Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	537,500	0.5
600,000 (1)	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	648,000	0.6
775,000	Other Securities	893,624	0.8
		6,399,774	5.9
	Russia: 7.6%
1,000,000 (1)	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	1,016,939	1.0
800,000	Everaz Group SA, 8.250%, 01/28/21	902,000	0.8
1,250,000	Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,276,563	1.2
900,000	Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	1,000,961	0.9
100,000 (1)	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	109,407	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Russia (continued)
500,000	Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/23	$516,756	0.5
1,400,000	VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1,520,772	1.4
1,750,000	Other Securities	1,838,282	1.7
		8,181,680	7.6
	Singapore: 1.8%
900,000	Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	943,272	0.9
1,000,000 (1)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,027,108	0.9
		1,970,380	1.8
	South Africa: 3.3%
1,000,000 (2)	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,057,750	1.0
750,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	789,375	0.7
1,075,000	Sasol Financing International PLC, 4.500%, 11/14/22	1,115,420	1.1
550,000	Other Securities	566,500	0.5
		3,529,045	3.3
	South Korea: 1.9%
1,925,000 (1)	Woori Bank Co. Ltd., 4.750%, 04/30/24	2,006,562	1.9
	Thailand: 1.2%
1,000,000 (1)	PTTEP Treasury Center Co. Ltd., 4.600%, 01/17/66	1,019,395	0.9
313,000 (1)	PTTEP Treasury Center Co. Ltd., 4.875%, 06/18/66	318,929	0.3
		1,338,324	1.2
	Turkey: 4.8%
500,000 (1)	Finansbank AS/Turkey, 4.875%, 05/19/22	500,013	0.5
625,000	Turkiye Is Bankasi, 5.375%, 10/06/21	636,935	0.6
1,000,000 (1)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	1,022,496	0.9
600,000	Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	614,418	0.6
1,000,000	Yapi ve Kredi Bankasi AS, 5.250%, 12/03/18	1,018,690	0.9
600,000 (1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	615,927	0.6
750,000	Other Securities	770,963	0.7
		5,179,442	4.8
	United Arab Emirates: 2.8%
1,000,000	Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21	1,110,945	1.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Arab Emirates (continued)
1,000,000 (1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	$1,035,070	1.0
850,000	First Abu Dhabi Bank PJSC, 5.250%, 12/29/49	876,562	0.8
		3,022,577	2.8
	Zambia: 0.7%
750,000 (1)	First Quantum Minerals Ltd., 7.250%, 04/01/23	774,375	0.7
	Total Corporate Bonds/Notes (Cost $90,855,020)	95,117,206	88.3
FOREIGN GOVERNMENT BONDS: 5.2%
	Argentina: 2.5%
1,500,000	Argentine Republic Government International Bond, 5.625%, 01/26/22	1,577,250	1.5
1,000,000	Argentine Republic Government International Bond, 6.875%, 04/22/21	1,090,875	1.0
		2,668,125	2.5
	Indonesia: 0.5%
500,000	Other Securities	533,125	0.5
	Kazakhstan: 0.5%
500,000	Other Securities	554,930	0.5
	Mexico: 1.0%
1,000,000	Petroleos Mexicanos, 5.500%, 01/21/21	1,068,250	1.0
	Turkey: 0.7%
750,000	Turkey Government Bond, 5.000%, 06/25/21	760,392	0.7
	Total Foreign Government Bonds (Cost $5,443,721)	5,584,822	5.2
	Total Long-Term Investments (Cost $96,298,741)	100,702,028	93.5
SHORT-TERM INVESTMENTS: 15.4%
	Commercial Paper: 6.5%
399,000	Amgen, 1.830%, 10/04/17	398,921	0.4
700,000	Amgen, 1.950%, 10/03/17	699,889	0.6
1,337,000	Concord, 1.850%, 10/02/17	1,336,866	1.2
1,124,000	Dominion Res, 1.470%, 11/16/17	1,121,893	1.1
1,050,000	Du Pont E I, 1.490%, 10/19/17	1,049,193	1.0
619,000	Ford, 1.590%, 11/06/17	618,008	0.6
983,000	Lyondellbasell, 1.610%, 10/10/17	982,569	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
750,000	National Grid, 1.480%, 10/20/17	$749,394	0.7
		6,956,733	6.5
	Securities Lending Collateral(5): 8.9%
479,507	Citibank N.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $479,549, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $489,097, due 10/05/17-05/15/46)	479,507	0.5
2,279,960	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,280,161, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,325,559, due 10/12/17-12/01/51)	2,279,960	2.1
2,279,960	Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $2,280,159, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $2,325,560, due 10/31/17-05/15/45)	2,279,960	2.1
2,279,960	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,280,162, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,325,559, due 11/15/17-08/20/67)	2,279,960	2.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
2,279,960	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,280,157, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,325,559, due 02/08/18-08/20/47)	$2,279,960	2.1
		9,599,347	8.9
	Total Short-Term Investments (Cost $16,556,685)	16,556,080	15.4
	Total Investments in Securities (Cost $112,855,426)	$117,258,108	108.9
	Liabilities in Excess of Other Assets	(9,592,522)	(8.9)
	Net Assets	$107,665,586	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Settlement is on a when-issued or delayed-delivery basis.

(5)
Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financial	26.8%
Basic Materials	19.2
Energy	13.5
Communications	10.4
Utilities	6.5
Industrial	5.6
Foreign Government Bonds	5.2
Consumer, Non-cyclical	4.1
Consumer, Cyclical	2.2
Short-Term Investments	15.4
Liabilities in Excess of Other Assets	(8.9)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$95,117,206	$—	$95,117,206
Foreign Government Bonds	—	5,584,822	—	5,584,822
Short-Term Investments	—	16,556,080	—	16,556,080
Total Investments, at fair value	$—	$117,258,108	$—	$117,258,108
Other Financial Instruments+
Futures	75,472	—	—	75,472
Total Assets	$75,472	$117,258,108	$—	$117,333,580
Liabilities Table
Other Financial Instruments+
Futures	$(87,992)	$—	$—	$(87,992)
Total Liabilities	$(87,992)	$—	$—	$(87,992)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	13	12/19/17	$1,629,063	$(17,354)
U.S. Treasury 2-Year Note	29	12/29/17	6,255,390	(15,366)
U.S. Treasury 5-Year Note	61	12/29/17	7,167,500	(52,889)
			$15,051,953	$(85,609)
Short Contracts
U.S. Treasury Long Bond	(2)	12/19/17	(305,625)	5,719
U.S. Treasury Ultra 10-Year Note	(42)	12/19/17	(5,641,781)	69,753
U.S. Treasury Ultra Long Bond	(4)	12/19/17	(660,500)	(2,383)
			$(6,607,906)	$73,089

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $112,878,370.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,678,555
Gross Unrealized Depreciation	(311,337)
Net Unrealized Appreciation	$4,367,218

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2017 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$75,472
Total Asset Derivatives		$75,472
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$87,992
Total Liability Derivatives		$87,992

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended September 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$91,845
Total	$91,845

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(19,266)
Total	$(19,266)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
		Argentina: 0.3%
500,000	(1)(2)	YPF SA, 8.750%, 04/04/24	$576,250	0.3
		Brazil: 2.7%
750,000 (2)		Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 05/09/24	758,625	0.5
500,000 (2)		Klabin Finance SA, 4.875%, 09/19/27	497,450	0.3
750,000		Petrobras Global Finance BV, 7.250%, 03/17/44	783,750	0.5
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/27	1,103,000	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/26	1,203,750	0.7
			4,346,575	2.7
		Chile: 3.7%
1,500,000 (2)		Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,500,312	0.9
1,250,000 (2)		Corp Nacional del Cobre de Chile, 4.500%, 08/01/47	1,275,138	0.8
2,000,000 (2)		Empresa Nacional del Petroleo, 3.750%, 08/05/26	2,002,268	1.2
750,000 (2)		Empresa Nacional del Petroleo, 4.500%, 09/14/47	723,375	0.5
500,000		Other Securities	510,700	0.3
			6,011,793	3.7
		China: 0.9%
1,500,000		Baidu, Inc., 2.875%, 07/06/22	1,506,561	0.9
		Croatia: 0.7%
975,000 (2)		Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,085,814	0.7
		Georgia: 0.7%
1,000,000 (2)		Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,066,523	0.7
		Indonesia: 2.6%
750,000 (1)		Pertamina Persero PT, 4.300%, 05/20/23	789,123	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/43	1,348,101	0.8
2,000,000 (2)		Perusahaan Listrik Negara PT, 4.125%, 05/15/27	2,003,748	1.3
			4,140,972	2.6
		Kazakhstan: 0.6%
1,000,000		Other Securities	988,422	0.6
		Mexico: 8.6%
1,000,000 (2)		Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 3.800%, 08/11/26	1,003,750	0.6
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Mexico (continued)
2,000,000 (2)		Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 4.375%, 10/14/25	$2,095,000	1.3
500,000 (2)		Cemex SAB de CV, 7.750%, 04/16/26	575,750	0.4
1,000,000 (2)		Comision Federal de Electricidad, 4.750%, 02/23/27	1,055,000	0.6
1,000,000 (2)		Mexico City Airport Trust, 4.250%, 10/31/26	1,030,000	0.7
500,000 (2)		Mexico City Airport Trust, 5.500%, 10/31/46	511,650	0.3
1,000,000	(1)(2)	Mexico City Airport Trust, 5.500%, 07/31/47	1,017,400	0.6
1,500,000 (1)		Petroleos Mexicanos, 4.500%, 01/23/26	1,501,200	0.9
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/26	2,280,000	1.4
1,000,000 (2)		Petroleos Mexicanos, 6.500%, 03/13/27	1,111,500	0.7
1,721,000		Petroleos Mexicanos, 4.875%-6.750%, 01/18/24-09/21/47	1,756,904	1.1
			13,938,154	8.6
		Panama: 0.7%
1,000,000 (2)		Autoridad del Canal de Panama, 4.950%, 07/29/35	1,113,750	0.7
		Peru: 1.6%
500,000 (2)		Cerro del Aguila SA, 4.125%, 08/16/27	500,650	0.3
1,000,000 (2)		Petroleos del Peru SA, 5.625%, 06/19/47	1,045,000	0.7
1,000,000 (3)		Other Securities	1,026,500	0.6
			2,572,150	1.6
		Russia: 1.2%
300,000 (2)		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	307,950	0.2
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,620,873	1.0
			1,928,823	1.2
		South Africa: 1.0%
600,000 (2)		Eskom Holdings SOC Ltd., 7.125%, 02/11/25	623,137	0.4
1,000,000 (2)		Transnet SOC Ltd., 4.000%, 07/26/22	986,930	0.6
			1,610,067	1.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Trinidad And Tobago: 0.2%
312,500	Other Securities	$316,797	0.2
	Venezuela: 0.6%
2,750,000	Other Securities	1,019,687	0.6
	Total Corporate Bonds/Notes (Cost $41,191,186)	42,222,338	26.1
U.S. TREASURY OBLIGATIONS : 0.0%
	U.S. Treasury Notes: 0.0%
18,000	Other Securities	17,778	0.0
	Total U.S. Treasury Obligations (Cost $18,000)	17,778	0.0
FOREIGN GOVERNMENT BONDS: 69.0%
	Angola: 0.3%
500,000 (2)	Angolan Government International Bond, 9.500%, 11/12/25	538,392	0.3
	Argentina: 6.5%
2,000,000	Argentine Republic Government International Bond, 6.625%, 07/06/28	2,115,000	1.3
2,750,000	Argentine Republic Government International Bond, 6.875%, 01/26/27	2,974,125	1.8
1,500,000	Argentine Republic Government International Bond, 7.125%, 07/06/36	1,576,500	1.0
2,000,000	Argentine Republic Government International Bond, 7.500%, 04/22/26	2,250,000	1.4
1,401,019 (4)	Argentine Republic Government International Bond, 7.125%-8.280%, 12/31/33-06/28/17	1,518,790	1.0
		10,434,415	6.5
	Armenia: 0.5%
751,000 (2)	Republic of Armenia International Bond, 6.000%, 09/30/20	795,692	0.5
	Azerbaijan: 0.3%
500,000	Other Securities	514,735	0.3
	Brazil: 1.5%
2,500,000	Brazilian Government International Bond, 2.625%, 01/05/23	2,403,125	1.5
	Chile: 0.9%
1,500,000	Chile Government International Bond, 3.860%, 06/21/47	1,532,812	0.9
	Colombia: 2.9%
1,750,000	Colombia Government International Bond, 5.000%, 06/15/45	1,804,687	1.1
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Colombia (continued)
1,500,000	Colombia Government International Bond, 8.125%, 05/21/24	$1,925,625	1.2
900,000	Colombia Government International Bond, 2.625%-6.125%, 03/15/23-01/18/41	982,500	0.6
		4,712,812	2.9
	Costa Rica: 1.0%
1,700,000 (2)	Costa Rica Government International Bond, 4.250%-5.625%, 01/26/23-04/30/43	1,650,750	1.0
	Croatia: 1.7%
2,025,000	Croatia Government International Bond, 5.500%, 04/04/23	2,251,334	1.4
500,000 (2)	Croatia Government International Bond, 5.500%, 04/04/23	555,885	0.3
		2,807,219	1.7
	Dominican Republic: 3.1%
750,000	Dominican Republic International Bond, 5.875%, 04/18/24	815,625	0.5
1,500,000 (2)	Dominican Republic International Bond, 5.500%, 01/27/25	1,590,000	1.0
750,000 (2)	Dominican Republic International Bond, 6.600%, 01/28/24	844,687	0.5
1,500,000 (2)	Dominican Republic International Bond, 6.875%, 01/29/26	1,714,440	1.1
		4,964,752	3.1
	Ecuador: 0.7%
1,000,000	Ecuador Government International Bond, 10.750%, 03/28/22	1,120,000	0.7
	Egypt: 2.3%
750,000 (2)	Egypt Government International Bond, 5.875%, 06/11/25	751,500	0.5
2,700,000	Egypt Government International Bond, 6.125%-8.500%, 01/31/22-01/31/47	2,909,812	1.8
		3,661,312	2.3
	El Salvador: 0.6%
1,000,000 (2)	El Salvador Government International Bond, 6.375%, 01/18/27	993,750	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Gabon: 0.3%
500,000 (2)		Gabonese Republic, 6.375%, 12/12/24	$489,888	0.3
		Ghana: 0.2%
300,000	(1)(2)	Ghana Government International Bond, 9.250%, 09/15/22	334,199	0.2
		Honduras: 0.7%
1,000,000		Honduras Government International Bond, 6.250%, 01/19/27	1,080,960	0.7
		Hungary: 2.3%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,411,762	0.8
500,000		Hungary Government International Bond, 7.625%, 03/29/41	776,375	0.5
1,500,000 (2)		Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,551,218	1.0
			3,739,355	2.3
		Indonesia: 4.3%
1,700,000 (1)		Indonesia Government International Bond, 8.500%, 10/12/35	2,525,671	1.5
1,500,000 (2)		Indonesia Government International Bond, 4.125%, 01/15/25	1,577,958	1.0
1,750,000 (2)		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	1,809,063	1.1
1,000,000		Other Securities	1,031,296	0.7
			6,943,988	4.3
		Ivory Coast: 1.4%
2,364,250		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,325,741	1.4
		Jamaica: 1.6%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,023,437	1.2
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	620,625	0.4
			2,644,062	1.6
		Kazakhstan: 2.0%
750,000 (2)		KazAgro National Management Holding JSC, 4.625%, 05/24/23	757,265	0.5
2,000,000 (2)		Kazakhstan Government International Bond, 6.500%, 07/21/45	2,470,670	1.5
			3,227,935	2.0
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Kenya: 0.3%
500,000 (2)	Kenya Government International Bond, 6.875%, 06/24/24	$512,555	0.3
	Lebanon: 2.8%
2,470,000	Lebanon Government International Bond, 6.100%, 10/04/22	2,475,212	1.5
2,000,000 (1)	Lebanon Government International Bond, 6.850%, 03/23/27	1,996,824	1.3
		4,472,036	2.8
	Mexico: 1.3%
2,000,000	Mexico Government International Bond, 4.000%-4.350%, 10/02/23-01/15/47	2,034,700	1.3
	Morocco: 1.2%
1,500,000	Morocco Government International Bond, 4.250%, 12/11/22	1,594,986	1.0
250,000 (2)	Morocco Government International Bond, 5.500%, 12/11/42	280,083	0.2
		1,875,069	1.2
	Namibia: 0.7%
1,000,000	Namibia International Bonds, 5.500%, 11/03/21	1,072,178	0.7
	Nigeria: 0.4%
550,000	Other Securities	602,696	0.4
	Oman: 0.8%
1,250,000 (2)	Oman Government International Bond, 5.375%-6.500%, 03/08/27-03/08/47	1,287,994	0.8
	Pakistan: 0.6%
1,000,000	Other Securities	1,029,716	0.6
	Panama: 2.7%
1,250,000	Panama Government International Bond, 6.700%, 01/26/36	1,659,375	1.0
2,600,000	Panama Government International Bond, 3.875%-4.300%, 09/22/24-04/29/53	2,735,600	1.7
		4,394,975	2.7
	Paraguay: 0.7%
1,100,000	Republic of Paraguay, 4.625%, 01/25/23	1,163,580	0.7
	Peru: 0.7%
861,000	Peruvian Government International Bond, 5.625%, 11/18/50	1,089,165	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Philippines: 1.5%
750,000	Philippine Government International Bond, 6.375%, 01/15/32	$990,155	0.6
1,000,000	Philippine Government International Bond, 7.750%, 01/14/31	1,456,830	0.9
		2,446,985	1.5
	Poland: 2.3%
750,000	Republic of Poland Government International Bond, 3.000%, 03/17/23	768,803	0.5
1,750,000	Republic of Poland Government International Bond, 3.250%, 04/06/26	1,799,600	1.1
1,000,000	Republic of Poland Government International Bond, 5.125%, 04/21/21	1,097,600	0.7
		3,666,003	2.3
	Romania: 1.3%
1,310,000	Romanian Government International Bond, 6.750%, 02/07/22	1,516,892	1.0
500,000 (2)	Romanian Government International Bond, 4.375%, 08/22/23	536,810	0.3
		2,053,702	1.3
	Russia: 2.7%
2,000,000	Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,123,840	1.3
2,000,000 (2)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,181,388	1.4
		4,305,228	2.7
	Senegal: 0.5%
800,000	Other Securities	825,032	0.5
	South Africa: 0.6%
1,000,000	Other Securities	944,062	0.6
	Sri Lanka: 2.2%
500,000 (2)	Sri Lanka Government International Bond, 5.875%, 07/25/22	533,036	0.3
750,000 (2)	Sri Lanka Government International Bond, 6.200%, 05/11/27	788,197	0.5
2,000,000 (2)	Sri Lanka Government International Bond, 6.825%, 07/18/26	2,201,334	1.4
		3,522,567	2.2
	Tajikistan: 0.1%
250,000	Other Securities	245,157	0.1
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Tanzania: 0.2%
277,780	Tanzania Government International Bond, 7.452%, (US0003M + 6.000%), 03/09/20	$291,161	0.2
	Turkey: 3.6%
750,000 (2)	Export Credit Bank of Turkey, 4.250%, 09/18/22	738,750	0.4
1,500,000	Turkey Government International Bond, 4.875%, 10/09/26	1,493,196	0.9
2,500,000	Turkey Government International Bond, 7.375%, 02/05/25	2,909,437	1.8
750,000	Other Securities	738,953	0.5
		5,880,336	3.6
	Ukraine: 2.7%
1,025,000	Ukraine Government International Bond, 7.375%, 09/25/32	998,862	0.6
700,000 (2)	Ukraine Government International Bond, 4.790%, 05/31/40	380,211	0.3
441,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/20	468,479	0.3
346,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/21	367,929	0.3
346,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/22	367,691	0.2
346,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/23	363,819	0.2
346,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/24	362,002	0.2
346,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/25	358,889	0.2
346,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/26	356,814	0.2
346,000 (2)	Ukraine Government International Bond, 7.750%, 09/01/27	355,676	0.2
		4,380,372	2.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Uruguay: 2.1%
1,750,000	Uruguay Government International Bond, 4.375%, 10/27/27	$1,889,344	1.2
1,175,000	Uruguay Government International Bond, 4.500%-8.000%, 11/18/22-03/21/36	1,482,812	0.9
		3,372,156	2.1
	Venezuela: 0.3%
1,250,000	Other Securities	500,000	0.3
	Vietnam: 0.8%
1,200,000	Vietnam Government International Bond, 6.750%, 01/29/20	1,313,028	0.8
	Zambia: 0.8%
1,250,000 (2)	Zambia Government International Bond, 8.500%-8.970%, 04/14/24-07/30/27	1,347,744	0.8
	Total Foreign Government Bonds (Cost $106,219,147)	111,544,091	69.0
	Total Long-Term Investments (Cost $147,428,333)	153,784,207	95.1
SHORT-TERM INVESTMENTS: 7.7%
	Commercial Paper: 3.4%
1,000,000	Barton Cap, 1.990%, 10/02/17	999,892	0.6
810,000	Dominion Res, 1.470%, 11/01/17	808,966	0.5
1,337,000	Du Pont E I, 1.470%, 10/31/17	1,335,343	0.8
1,193,000	HP, 1.230%, 10/16/17	1,192,363	0.7
1,250,000	National Grid, 1.480%, 10/20/17	1,248,991	0.8
		5,585,555	3.4
	Securities Lending Collateral(5): 4.3%
30,239	Citibank N.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $30,242, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $30,844, due 10/05/17-05/15/46)	30,239	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,730,742	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,730,894, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,765,357, due 10/12/17-12/01/51)	$1,730,742	1.1
1,730,742	Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $1,730,893, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $1,765,358, due 10/31/17-05/15/45)	1,730,742	1.0
1,730,742	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $1,730,896, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,765,357, due 11/15/17-08/20/67)	1,730,742	1.1
1,730,742	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,730,891, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,765,357, due 02/08/18-08/20/47)	1,730,742	1.1
		6,953,207	4.3
	Total Short-Term Investments (Cost $12,539,006)	12,538,762	7.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets

Total Investments in Securities (Cost $159,967,339)	$166,322,969	102.8
Liabilities in Excess of Other Assets	(4,603,046)	(2.8)
Net Assets	$161,719,923	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
The grouping contains securities on loan.

(4)
Defaulted security

(5)
Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M 3-month LIBOR
Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	69.0%
Energy	12.3
Financial	4.0
Utilities	3.6
Industrial	3.3
Basic Materials	2.0
Communications	0.9
U.S. Treasury Obligations	0.0
Short-Term Investments	7.7
Liabilities in Excess of Other Assets	(2.8)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$42,222,338	$—	$42,222,338
U.S. Treasury Obligations	—	17,778	—	17,778
Foreign Government Bonds	—	111,544,091	—	111,544,091
Short-Term Investments	—	12,538,762	—	12,538,762
Total Investments, at fair value	$—	$166,322,969	$—	$166,322,969
Other Financial Instruments+
Futures	196,070	—	—	196,070
Total Assets	$196,070	$166,322,969	$—	$166,519,039
Liabilities Table
Other Financial Instruments+
Futures	$(55,697)	$—	$—	$(55,697)
Total Liabilities	$(55,697)	$—	$—	$(55,697)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

At September 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	71	12/29/17	$15,314,922	$(41,132)
U.S. Treasury 5-Year Note	2	12/29/17	235,000	(238)
U.S. Treasury Ultra Long Bond	7	12/19/17	1,155,875	(14,327)
			$16,705,797	$(55,697)
Short Contracts
U.S. Treasury 10-Year Note	(17)	12/19/17	(2,130,312)	23,505
U.S. Treasury Long Bond	(25)	12/19/17	(3,820,313)	70,073
U.S. Treasury Ultra 10-Year Note	(59)	12/19/17	(7,925,360)	102,492
			$(13,875,985)	$196,070

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $160,048,358.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$8,634,440
Gross Unrealized Depreciation	(2,219,456)
Net Unrealized Appreciation	$6,414,984

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$196,070
Total Asset Derivatives		$196,070
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$55,697
Total Liability Derivatives		$55,697

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	717	$717
Interest rate contracts	(299,924)	—	(299,924)
Total	$(299,924)	$717	$(299,207)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$164,814
Total	$164,814

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 82.1%
	Argentina: 0.6%
ARS9,200,000	Republic of Argentina, 18.200%, 10/03/21	$547,135	0.6
	Brazil: 8.9%
BRL7,446,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	2,414,614	2.4
BRL6,769,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,204,373	2.2
BRL12,876,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,216,477	4.3
		8,835,464	8.9
	Chile: 1.6%
CLP500,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	792,086	0.8
CLP530,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%-5.000%, 03/01/26-03/01/35	839,520	0.8
		1,631,606	1.6
	Colombia: 7.7%
COP11,700,000,000	Colombian TES, 7.000%, 05/04/22	4,146,499	4.2
COP4,332,000,000	Colombian TES, 7.500%, 08/26/26	1,576,212	1.6
COP4,971,000,000	Colombian TES, 11.000%, 07/24/20	1,929,725	1.9
		7,652,436	7.7
	Czech Republic: 1.0%
CZK20,290,000	Czech Republic Government Bond, 2.500%, 08/25/28	1,034,767	1.0
	Hungary: 3.6%
HUF247,500,000	Hungary Government Bond, 3.500%, 06/24/20	1,020,111	1.0
HUF260,060,000	Hungary Government Bond, 6.000%, 11/24/23	1,244,646	1.3
HUF273,000,000	Hungary Government Bond, 7.000%, 06/24/22	1,313,520	1.3
		3,578,277	3.6
	Indonesia: 10.3%
IDR17,300,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	1,332,276	1.4
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Indonesia (continued)
IDR10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	$773,187	0.8
IDR13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,112,134	1.1
IDR15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,249,053	1.3
IDR17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,406,165	1.4
IDR18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,485,608	1.5
IDR16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,397,589	1.4
IDR9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	901,957	0.9
IDR7,036,000,000	Indonesia Treasury Bond, 5.625%-7.500%, 05/15/23-08/15/32	516,126	0.5
		10,174,095	10.3
	Malaysia: 4.8%
MYR4,668,000	Malaysia Government Bond, 3.480%, 03/15/23	1,090,282	1.1
MYR7,010,000	Malaysia Government Bond, 3.955%, 09/15/25	1,658,531	1.7
MYR3,345,000	Malaysia Government Bond, 4.498%, 04/15/30	804,648	0.8
MYR4,995,000	Malaysia Government Bond, 3.492%-4.232%, 03/31/20-06/30/31	1,187,846	1.2
		4,741,307	4.8
	Mexico: 6.1%
MXN27,051,000	Mexican Bonos, 6.500%, 06/10/21	1,477,763	1.5
MXN23,039,000	Mexican Bonos, 7.750%, 05/29/31	1,342,158	1.4
MXN19,000,000	Mexican Bonos, 8.500%, 11/18/38	1,189,373	1.2
MXN31,118,400	Mexican Bonos, 10.000%, 12/05/24	2,025,088	2.0
		6,034,382	6.1
	Peru: 3.3%
PEN165,000	Peru Government Bond, 8.200%, 08/12/26	62,548	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Peru (continued)
PEN1,516,000 (1)	Peru Government Bond, 6.150%, 08/12/32	$491,397	0.5
PEN4,650,000	Peruvian Government International Bond, 6.350%, 08/12/28	1,544,061	1.6
PEN3,000,000	Peruvian Government International Bond, 8.200%, 08/12/26	1,137,235	1.1
		3,235,241	3.3
	Philippines: 0.5%
PHP26,000,000	Philippine Government International Bond, 3.900%, 11/26/22	507,338	0.5
	Poland: 4.2%
PLN1,000,000	Republic of Poland Government Bond, 2.250%, 04/25/22	269,690	0.3
PLN4,625,000	Republic of Poland Government Bond, 3.250%, 07/25/25	1,275,772	1.3
PLN6,200,000	Republic of Poland Government Bond, 4.000%, 10/25/23	1,800,617	1.8
PLN2,587,000	Republic of Poland Government Bond, 5.250%, 10/25/20	773,548	0.8
		4,119,627	4.2
	Romania: 0.7%
RON2,560,000 (2)	Romania Government Bond, 5.850%, 04/26/23	743,857	0.7
	Russia: 8.1%
RUB68,400,000	Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,161,113	1.2
RUB96,100,000	Russian Federal Bond - OFZ, 7.000%, 01/25/23	1,633,717	1.6
RUB131,234,000	Russian Federal Bond - OFZ, 7.000%, 08/16/23	2,233,395	2.3
RUB40,000,000	Russian Federal Bond - OFZ, 7.500%, 08/18/21	696,317	0.7
RUB19,000,000	Russian Federal Bond - OFZ, 7.600%, 07/20/22	332,154	0.3
RUB57,400,000	Russian Federal Bond - OFZ, 7.750%, 09/16/26	1,019,169	1.0
RUB51,690,000	Russian Federal Bond - OFZ, 8.150%, 02/03/27	941,160	1.0
		8,017,025	8.1
	South Africa: 4.9%
ZAR15,303,122	Republic of South Africa Government Bond, 6.250%, 03/31/36	817,052	0.8
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	South Africa (continued)
ZAR17,980,000	Republic of South Africa Government Bond, 8.000%, 01/31/30	$1,223,397	1.2
ZAR18,639,000	Republic of South Africa Government Bond, 8.500%, 01/31/37	1,241,866	1.3
ZAR13,500,000	Republic of South Africa Government Bond, 10.500%, 12/21/26	1,119,985	1.1
ZAR6,329,000	Republic of South Africa Government Bond, 8.875%-9.000%, 02/28/35-01/31/40	435,939	0.5
		4,838,239	4.9
	Supranational: 2.8%
TRY2,000,000	European Investment Bank, 9.125%, 10/07/20	558,703	0.6
ZAR12,460,000	European Investment Bank, 9.000%, 03/31/21	960,944	1.0
ZAR16,840,000	European Investment Bank, 8.125%-8.500%, 07/29/22-12/21/26	1,250,793	1.2
		2,770,440	2.8
	Thailand: 4.9%
THB41,440,000	Thailand Government Bond, 2.125%, 12/17/26	1,225,187	1.2
THB35,755,000	Thailand Government Bond, 3.850%, 12/12/25	1,204,518	1.2
THB45,590,000	Thailand Government Bond, 4.875%, 06/22/29	1,691,999	1.7
THB23,709,000	Thailand Government Bond, 3.625%-3.650%, 06/16/23-06/20/31	786,919	0.8
		4,908,623	4.9
	Turkey: 7.0%
TRY4,665,000	Turkey Government Bond, 8.000%, 03/12/25	1,132,538	1.2
TRY3,831,000	Turkey Government Bond, 8.500%, 07/10/19	1,027,385	1.0
TRY10,000,000	Turkey Government Bond, 9.500%, 01/12/22	2,685,275	2.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Turkey (continued)
TRY8,001,000	Turkey Government Bond, 7.100%-10.600%, 01/15/20-02/11/26	$2,126,171	2.1
		6,971,369	7.0
	Uruguay: 1.1%
UYU30,000,000	Uruguay Government International Bond, 9.875%, 06/20/22	1,115,762	1.1
	Total Foreign Government Bonds (Cost $83,081,692)	81,456,990	82.1
SHORT-TERM INVESTMENTS: 16.0%
	Corporate Bonds/Notes: 0.6%
MXN11,000,000	General Electric Co., 8.500%, 04/06/18 (Cost $766,139)	605,662	0.6
	Commercial Paper: 13.9%
1,000,000	Amgen, 1.950%, 10/03/17	999,842	1.0
320,000	Anz Nzd, 1.270%, 11/30/17	319,326	0.3
402,000	Autozone, 2.070%, 10/02/17	401,955	0.4
942,000	Barton Cap, 1.390%, 12/05/17	939,656	1.0
554,000	Campbell Soup, 1.470%, 11/01/17	553,291	0.5
380,000	Campbell Soup, 1.730%, 10/04/17	379,929	0.4
415,000	Concord, 1.850%, 10/02/17	414,958	0.4
500,000	Du Pont E I, 1.480%, 10/24/17	499,518	0.5
500,000	Du Pont E I, 2.070%, 10/02/17	499,944	0.5
956,000	Duke Energy, 1.730%, 10/04/17	955,820	1.0
1,000,000	Ford, 1.600%, 11/27/17	997,478	1.0
1,000,000	HP Inc, 1.210%, 10/26/17	999,146	1.0
766,000	Kellogg Co, 1.840%, 10/03/17	765,885	0.8
1,000,000	Lyondellbasell, 1.610%, 10/10/17	999,561	1.0
851,000	Medtronic, 1.560%, 10/16/17	850,421	0.9
1,000,000	Mondelez Intl, 1.470%, 11/20/17	997,958	1.0
700,000	National Grid, 1.480%, 10/20/17	699,435	0.7
1,010,000	Tyson, 1.670%, 10/05/17	1,009,771	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
506,000	United Technol, 1.460%, 11/06/17	$505,255	0.5
		13,789,149	13.9
	Securities Lending Collateral(3): 0.5%
495,517	HSBC Securities USA, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $495,560, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $505,430, due 05/01/22-08/01/47) (Cost $495,517)	495,517	0.5
	Foreign Government Bonds: 1.0%
ARS1,175,000	Argentine Bonos del Tesoro, 21.200%, 09/19/18	67,164	0.1
ARS7,500,000	Republic of Argentina, 21.200%, 09/19/18	431,234	0.4
ZAR7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	551,306	0.5
		1,049,704	1.0
	Total Short-Term Investments (Cost $16,290,985)	15,940,032	16.0
	Total Investments in Securities (Cost $99,372,677)	$97,397,022	98.1
	Assets in Excess of Other Liabilities	1,846,380	1.9
	Net Assets	$99,243,402	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

(2)
Security, or a portion of the security, is on loan.

(3)
Represents securities purchased with cash collateral received for securities on loan.

ARS
Argentine Peso

BRL
Brazilian Real

CLP
Chilean Peso

COP
Colombian Peso

CZK
Czech Koruna

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	82.1%
Short-Term Investments	16.0
Assets in Excess of Other Liabilities	1.9
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Foreign Government Bonds	$—	$81,456,990	$—	$81,456,990
Short-Term Investments	—	15,940,032	—	15,940,032
Total Investments, at fair value	$—	$97,397,022	$—	$97,397,022
Other Financial Instruments+
Centrally Cleared Swaps	—	124,824	—	124,824
Forward Foreign Currency Contracts	—	455,338	—	455,338
Futures	5,714	—	—	5,714
OTC Swaps	—	22,689	—	22,689
Total Assets	$5,714	$97,999,873	$—	$98,005,587
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(69,211)	$—	$(69,211)
Forward Foreign Currency Contracts	—	(924,880)	—	(924,880)
Futures	(4,521)	—	—	(4,521)
Total Liabilities	$(4,521)	$(994,091)	$—	$(998,612)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

At September 30, 2017, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 78,045	ZAR 1,063,620	Barclays Bank PLC	10/20/17	$(293)
USD 29,434	RON 113,799	Barclays Bank PLC	10/20/17	150
USD 26,178	CZK 573,657	Barclays Bank PLC	10/20/17	59
ZAR 2,223,950	USD 164,363	Barclays Bank PLC	10/20/17	(564)
USD 1,215,238	PLN 4,437,124	Barclays Bank PLC	10/20/17	(723)
USD 972,190	ZAR 13,265,853	Barclays Bank PLC	10/20/17	(4,870)
PLN 4,406,720	USD 1,219,853	Barclays Bank PLC	10/20/17	(12,224)
PLN 4,399,512	USD 1,214,239	Barclays Bank PLC	10/20/17	(8,585)
USD 972,190	ZAR 13,252,816	Barclays Bank PLC	10/20/17	(3,910)
USD 231,842	ZAR 3,120,380	Barclays Bank PLC	10/20/17	2,019
ZAR 2,147,243	USD 158,074	Barclays Bank PLC	10/20/17	75
USD 972,190	TRY 3,515,777	Barclays Bank PLC	10/20/17	(9,517)
USD 1,672,748	RUB 102,164,751	Barclays Bank PLC	10/20/17	(93,122)
USD 2,125,710	RUB 131,122,319	Barclays Bank PLC	10/20/17	(140,676)
MYR 6,620,382	USD 1,577,972	Barclays Bank PLC	12/15/17	(11,895)
THB 71,807,035	USD 2,173,290	Barclays Bank PLC	12/15/17	(18,444)
PLN 2,087,692	USD 582,252	BNP Paribas	10/20/17	(10,135)
HUF 249,916,689	USD 990,020	BNP Paribas	10/20/17	(41,706)
RON 280,441	USD 72,617	BNP Paribas	10/20/17	(451)
RON 559,171	USD 143,762	BNP Paribas	10/20/17	130
ZAR 12,530,635	USD 954,670	BNP Paribas	10/20/17	(31,760)
USD 729,143	RUB 44,521,730	BNP Paribas	10/20/17	(40,394)
RUB 8,983,207	USD 146,870	BNP Paribas	10/20/17	8,401
CZK 7,744,357	USD 350,451	BNP Paribas	10/20/17	2,158
CLP 617,817,125	USD 990,109	BNP Paribas	11/17/17	(25,790)
MXN 17,424,278	USD 971,392	BNP Paribas	11/17/17	(21,745)
MXN 948,238	USD 52,666	BNP Paribas	11/17/17	(986)
USD 57,832	TRY 209,444	Citibank N.A.	10/20/17	(651)
USD 184,012	PLN 670,781	Citibank N.A.	10/20/17	189
USD 953,372	HUF 253,033,128	Citibank N.A.	10/20/17	(6,767)
ZAR 16,043,317	USD 1,188,386	Citibank N.A.	10/20/17	(6,759)
TRY 288,450	USD 81,447	Citibank N.A.	10/20/17	(903)
USD 736,053	TRY 2,595,617	Citibank N.A.	10/20/17	11,281
HUF 38,438,098	USD 149,567	Citibank N.A.	10/20/17	(3,713)
TRY 1,762,779	USD 506,151	Citibank N.A.	10/20/17	(13,932)
USD 736,053	TRY 2,594,615	Citibank N.A.	10/20/17	11,561
RUB 7,755,487	USD 132,300	Citibank N.A.	10/20/17	1,750
RUB 114,752,841	USD 1,980,218	Citibank N.A.	10/20/17	3,231
TRY 1,831,030	USD 522,193	Citibank N.A.	10/20/17	(10,916)
USD 65,420	HUF 16,821,979	Citibank N.A.	10/20/17	1,589
USD 1,055,496	HUF 274,302,535	Citibank N.A.	10/20/17	14,650
TRY 3,469,174	USD 975,882	Citibank N.A.	10/20/17	(7,188)
ZAR 12,937,748	USD 971,392	Citibank N.A.	10/20/17	(18,497)
CZK 2,651,746	USD 120,285	Citibank N.A.	10/20/17	452
USD 972,190	TRY 3,520,210	Citibank N.A.	10/20/17	(10,755)
PLN 537,161	USD 149,273	Citibank N.A.	10/20/17	(2,069)
RON 151,873	USD 39,171	Citibank N.A.	10/20/17	(89)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN 15,332,733	USD 4,131,025	Citibank N.A.	10/20/17	70,797
PLN 656,719	USD 182,455	Citibank N.A.	10/20/17	(2,486)
HUF 55,867,666	USD 216,064	Citibank N.A.	10/20/17	(4,073)
TRY 3,115,713	USD 863,685	Citibank N.A.	10/20/17	6,313
USD 164,494	CZK 3,620,673	Citibank N.A.	10/20/17	(359)
RON 1,975,623	USD 492,637	Citibank N.A.	10/20/17	15,750
USD 2,265,948	ZAR 30,819,601	Citibank N.A.	10/20/17	(3,986)
CZK 68,471,195	USD 3,016,696	Citibank N.A.	10/20/17	100,875
USD 593,350	COP 1,799,216,809	Citibank N.A.	11/17/17	(15,911)
USD 972,190	MXN 17,766,534	Citibank N.A.	11/17/17	3,890
MXN 2,617,446	USD 143,058	Citibank N.A.	11/17/17	(404)
BRL 1,626,826	USD 511,050	Citibank N.A.	11/17/17	(651)
USD 49,779	COP 148,255,724	Citibank N.A.	11/17/17	(425)
MXN 17,463,120	USD 975,882	Citibank N.A.	11/17/17	(24,118)
THB 6,327,945	USD 189,957	Citibank N.A.	12/15/17	(63)
USD 167,647	PHP 8,609,698	Citibank N.A.	12/15/17	(669)
IDR 15,371,753,330	USD 1,149,032	Citibank N.A.	12/15/17	(16,134)
TRY 3,483,089	USD 971,392	Deutsche Bank AG	10/20/17	1,188
USD 1,215,238	PLN 4,427,520	Deutsche Bank AG	10/20/17	1,909
RUB 20,069,042	USD 347,864	Goldman Sachs International	10/20/17	(980)
HUF 331,771,939	USD 1,232,089	Goldman Sachs International	10/20/17	26,826
RUB 2,217,936	USD 38,502	Goldman Sachs International	10/20/17	(166)
ZAR 1,059,999	USD 79,604	Goldman Sachs International	10/20/17	(1,532)
CZK 329,713	USD 15,071	Goldman Sachs International	10/20/17	(59)
HUF 75,586,699	USD 295,122	Goldman Sachs International	10/20/17	(8,307)
USD 200,078	TRY 700,398	Goldman Sachs International	10/20/17	4,506
USD 972,190	MXN 17,747,471	Goldman Sachs International	11/17/17	4,929
BRL 920,217	USD 291,503	Goldman Sachs International	11/17/17	(2,795)
USD 1,004,371	MXN 18,326,205	Goldman Sachs International	11/17/17	5,567
CLP 40,021,765	USD 63,586	Goldman Sachs International	11/17/17	(1,118)
USD 1,004,371	MXN 18,318,136	Goldman Sachs International	11/17/17	6,007
MXN 106,916,734	USD 5,874,746	Goldman Sachs International	11/17/17	(47,638)
USD 136,578	PLN 495,660	HSBC Bank USA N.A.	10/20/17	746
ZAR 12,958,197	USD 975,882	HSBC Bank USA N.A.	10/20/17	(21,481)
USD 997,975	TRY 3,728,480	HSBC Bank USA N.A.	10/20/17	(43,126)
ZAR 5,457,175	USD 409,720	HSBC Bank USA N.A.	10/20/17	(7,787)
USD 976,895	ZAR 12,979,716	HSBC Bank USA N.A.	10/20/17	20,909
USD 996,979	MXN 17,912,695	HSBC Bank USA N.A.	11/17/17	20,712
USD 6,396	KRW 7,227,264	HSBC Bank USA N.A.	12/15/17	79
USD 506,151	ZAR 6,706,053	JPMorgan Chase Bank N.A.	10/20/17	12,235
RUB 43,877,626	USD 728,544	JPMorgan Chase Bank N.A.	10/20/17	29,860
TRY 1,492,662	USD 409,720	JPMorgan Chase Bank N.A.	10/20/17	7,075
RUB 64,982,086	USD 1,100,618	JPMorgan Chase Bank N.A.	10/20/17	22,566
CZK 21,374,366	USD 990,020	JPMorgan Chase Bank N.A.	10/20/17	(16,821)
RUB 43,661,354	USD 731,912	JPMorgan Chase Bank N.A.	10/20/17	22,754
USD 161,073	ZAR 2,156,045	JPMorgan Chase Bank N.A.	10/20/17	2,275
USD 387,283	PLN 1,404,180	JPMorgan Chase Bank N.A.	10/20/17	2,478
HUF 19,783,158	USD 77,281	JPMorgan Chase Bank N.A.	10/20/17	(2,213)
USD 729,143	RUB 44,452,203	JPMorgan Chase Bank N.A.	10/20/17	(39,192)
RUB 4,073,990	USD 66,967	JPMorgan Chase Bank N.A.	10/20/17	3,450
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 126,823	TRY 458,546	JPMorgan Chase Bank N.A.	10/20/17	(1,216)
TRY 762,858	USD 211,311	JPMorgan Chase Bank N.A.	10/20/17	1,701
USD 1,023,633	ARS 18,282,085	JPMorgan Chase Bank N.A.	11/17/17	(6,064)
ARS 8,750,000	USD 500,000	JPMorgan Chase Bank N.A.	11/17/17	(7,176)
USD 739,651	CLP 482,023,380	JPMorgan Chase Bank N.A.	11/17/17	(12,714)
PEN 721,118	USD 220,323	JPMorgan Chase Bank N.A.	11/17/17	209
ARS 8,810,000	USD 500,000	JPMorgan Chase Bank N.A.	11/17/17	(3,797)
USD 11,440	CZK 248,466	Morgan Stanley Capital Services LLC	10/20/17	127
ZAR 11,079,880	USD 836,196	Morgan Stanley Capital Services LLC	10/20/17	(20,138)
ZAR 11,091,478	USD 836,196	Morgan Stanley Capital Services LLC	10/20/17	(19,283)
USD 1,037,235	CZK 23,069,599	Morgan Stanley Capital Services LLC	10/20/17	(13,150)
CZK 21,203,074	USD 966,008	Morgan Stanley Capital Services LLC	10/20/17	(608)
USD 638,414	CZK 14,109,057	Morgan Stanley Capital Services LLC	10/20/17	(3,987)
RON 4,083,845	USD 1,057,753	Standard Chartered Bank	10/20/17	(6,858)
USD 628,975	RUB 36,545,950	Standard Chartered Bank	10/20/17	(2,704)
RON 2,114,291	USD 542,634	Standard Chartered Bank	10/20/17	1,437
TRY 278,458	USD 77,281	Standard Chartered Bank	10/20/17	473
THB 11,790,956	USD 356,599	Standard Chartered Bank	12/15/17	(2,766)
BRL 784,659	USD 248,074	The Bank of New York Mellon	11/17/17	(1,896)
				$(469,542)

At September 30, 2017, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	1	12/29/17	$117,500	$(892)
U.S. Treasury Ultra 10-Year Note	2	12/19/17	268,656	(3,629)
			$386,156	$(4,521)
Short Contracts
U.S. Treasury 10-Year Note	(2)	12/19/17	(250,625)	2,855
U.S. Treasury Long Bond	(1)	12/19/17	(152,812)	2,859
			$(403,437)	$5,714

At September 30, 2017, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month CZK-PRIBOR-PRBO	7.020%	08/01/19	CZK75,000,000	$(2,200)	$(2,032)
Pay	6-month CZK-PRIBOR-PRBO	1.370	08/03/27	CZK22,800,000	(21,270)	(21,262)
Pay	28-day MXN TIIE-BANXICO	7.235	03/22/22	MXN57,000,000	53,572	56,071
Pay	28-day MXN TIIE-BANXICO	7.125	06/14/27	MXN14,000,000	3,246	3,730
Pay	6-month PLZ-WIBOR	2.540	03/21/22	PLN12,700,000	24,091	21,780
Pay	6-month PLZ-WIBOR	2.660	06/27/27	PLN2,200,000	(12,714)	(12,533)
Pay	3-month ZAR-JIBAR	7.430	01/20/19	ZAR50,000,000	26,768	28,678
Receive	6-month CZK-PRIBOR-PRBO	0.790	08/03/19	CZK109,500,000	14,554	14,565
Receive	28-day MXN TIIE-BANXICO	6.880	07/28/22	MXN33,000,000	(5,819)	(6,285)
Receive	3-month ZAR-JIBAR	8.170	01/20/27	ZAR13,000,000	(24,607)	(27,099)
					$55,621	$55,613

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

At September 30, 2017, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Counterparty	Fixed Rate	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Barclays Bank PLC	8.280%	09/30/24	ZAR 7,500,000	$22,689	$—	$22,689
						$22,689	$—	$22,689

Currency Abbreviations
ARS – Argentine Peso
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $99,901,664.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,183,219
Gross Unrealized Depreciation	(5,708,434)
Net Unrealized Depreciation	$(2,525,215)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$455,338
Interest rate contracts	Net Assets — Unrealized appreciation*	5,714
Interest rate contracts	Net Assets — Unrealized appreciation**	124,824
Interest rate contracts	Unrealized appreciation on OTC swap agreements	22,689
Total Asset Derivatives		$608,565
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$924,880
Interest rate contracts	Net Assets — Unrealized depreciation*	4,521
Interest rate contracts	Net Assets — Unrealized depreciation**	69,211
Total Liability Derivatives		$998,612

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2017 (Unaudited) (continued)

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$1,366,918	$—	$—	$1,366,918
Interest rate contracts	—	(4,651)	12,480	7,829
Total	$1,366,918	$(4,651)	$12,480	$1,374,747

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(648,249)	$—	$—	$(648,249)
Interest rate contracts	—	1,336	32,002	33,338
Total	$(648,249)	$1,336	$32,002	$(614,911)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2017:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$2,303	$10,689	$242,328	$3,097	$47,835	$42,446	$104,603	$127	$1,910	$—	$455,338
OTC Interest rate swaps	22,689	—	—	—	—	—	—	—	—	—	22,689
Total Assets	$24,992	$10,689	$242,328	$3,097	$47,835	$42,446	$104,603	$127	$1,910	$—	$478,027
Liabilities:
Forward foreign currency contracts	$304,823	$172,967	$151,518	$—	$62,595	$72,394	$89,193	$57,166	$12,328	$1,896	$924,880
Total Liabilities	$304,823	$172,967	$151,518	$—	$62,595	$72,394	$89,193	$57,166	$12,328	$1,896	$924,880
Net OTC derivative instruments by counterparty, at fair value	$(279,831)	$(162,278)	$90,810	$3,097	$(14,760)	$(29,948)	$15,410	$(57,039)	$(10,418)	$(1,896)	$(446,853)
Total collateral pledged by the Fund/(Received from counterparty)	$279,831	$—	$(21,000)	$—	$—	$—	$—	$—	$—	$—	$258,831
Net Exposure(1)(2)	$—	$(162,278)	$69,810	$3,097	$(14,760)	$(29,948)	$15,410	$(57,039)	$(10,418)	$(1,896)	$(188,022)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At September 30, 2017, the Fund had pledged $410,000 in cash collateral to Barclays Bank PLC. Excess cash collateral is not disclosed for financial reporting purposes.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.5%
	United States: 27.5%
1,080,681	Alternative Loan Trust 2004-32CB 2A2, 1.637%, (1.000*US0001M + 0.400%), 02/25/35	$961,571	0.3
906,008	Alternative Loan Trust 2004-J7 MI, 2.257%, (1.000*US0001M + 1.020%), 10/25/34	798,523	0.3
4,418,865	Alternative Loan Trust 2005-10CB 1A1, 1.737%, (1.000*US0001M + 0.500%), 05/25/35	3,608,958	1.2
740,444	Alternative Loan Trust 2005-31 1A1, 1.517%, (1.000*US0001M + 0.280%), 08/25/35	704,217	0.2
527,645	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	491,714	0.2
938,817	Alternative Loan Trust 2005-J2 1A12, 1.637%, (1.000*US0001M + 0.400%), 04/25/35	840,313	0.3
570,117	Alternative Loan Trust 2006-19CB A12, 1.637%, (1.000*US0001M + 0.400%), 08/25/36	404,294	0.1
1,095,644	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/36	886,429	0.3
795,276	Alternative Loan Trust 2007-18CB 1A7, 1.707%, (1.000*US0001M + 0.470%), 08/25/37	468,517	0.1
2,193,388	Alternative Loan Trust 2007-OA4 A1, 1.407%, (1.000*US0001M + 0.170%), 05/25/47	1,988,786	0.7
583,703	Bear Stearns ALT-A Trust 2005-10 21A1, 3.419%, 01/25/36	552,904	0.2
416,521	Bear Stearns ALT-A Trust 2005-4 23A1, 3.564%, 05/25/35	419,323	0.1
756,013	Bear Stearns ALT-A Trust 2005-7 21A1, 3.621%, 09/25/35	761,363	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
2,770,722	Bear Stearns ALT-A Trust 2005-9 26A1, 3.313%, 11/25/35	$2,333,404	0.8
507,625 (1)	Bellemeade Re Ltd. 2015-1A M2, 5.537%, (1.000*US0001M + 4.300%), 07/25/25	519,992	0.2
774,452	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.165%, 11/25/34	771,518	0.3
1,052,004	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/36	925,491	0.3
798,523	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.543%, 03/25/36	716,709	0.2
407,418	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.737%, 09/25/37	385,260	0.1
1,308,077 (1)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.251%, 08/25/36	1,214,115	0.4
1,932,331	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/35	1,960,254	0.7
354,856	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	327,724	0.1
564,507 (1)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.178%, 06/27/37	574,132	0.2
4,298,204	DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.517%, (1.000*US0001M + 0.280%), 08/19/45	3,810,646	1.3
1,100,000	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.487%, (1.000*US0001M + 4.250%), 04/25/29	1,213,171	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
3,000,000	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.687%, (1.000*US0001M + 4.450%), 01/25/29	$3,290,685	1.1
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.937%, (1.000*US0001M + 4.700%), 04/25/28	575,373	0.2
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.037%, (1.000*US0001M + 4.800%), 05/25/28	572,758	0.2
3,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 6.237%, (1.000*US0001M + 5.000%), 12/25/28	3,422,582	1.1
1,200,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.734%, (1.000*US0001M + 2.500%), 03/25/30	1,201,439	0.4
1,209,568	HarborView Mortgage Loan Trust 2006-14 2A1A, 1.387%, (1.000*US0001M + 0.150%), 01/25/47	1,104,124	0.4
1,694,146	HarborView Mortgage Loan Trust 2007-5 A1A, 1.421%, (1.000*US0001M + 0.190%), 09/19/37	1,585,504	0.5
5,399,264	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.447%, (1.000*US0001M + 0.210%), 02/25/46	4,861,904	1.6
594,952 (1)	Jefferies Resecuritization Trust 2009-R6 1A2, 3.396%, 03/26/36	581,625	0.2
1,066,120	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	968,125	0.3
318,691	JP Morgan Mortgage Trust 2007-A3 1A1, 3.933%, 05/25/37	301,411	0.1
1,672,373	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,335,656	0.5
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
617,461	Lehman XS Trust Series 2005-5N 3A1B, 1.889%, (1.000*12MTA + 1.000%), 11/25/35	$619,336	0.2
334,026	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.617%, (1.000*US0001M + 0.380%), 08/25/35	330,810	0.1
240,029	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2 A3, 2.973%, 02/25/35	237,931	0.1
2,000,000 (1)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	1,984,126	0.7
1,000,000 (1)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	981,110	0.3
1,200,000 (1)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 02/25/58	1,170,843	0.4
345,123	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/35	314,561	0.1
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.437%, (1.000*US0001M + 1.200%), 09/25/35	821,183	0.3
5,514,497	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	2,869,530	0.9
6,489,822	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,167,184	1.4
2,548,937	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.278%, 09/25/35	2,616,953	0.9
685,328	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.912%, 12/25/35	669,876	0.2
1,030,807	WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.232%, 09/25/36	981,441	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
617,999	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.754%, 11/25/36	$593,822	0.2
1,618,230	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.819%, 12/25/36	1,553,762	0.5
942,431	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.854%, 12/25/36	853,486	0.3
654,558	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.138%, 02/25/37	607,146	0.2
1,018,147	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.192%, 02/25/37	973,368	0.3
698,808	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.072%, 12/25/36	666,314	0.2
804,047	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	762,128	0.3
510,493	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	479,486	0.2
1,055,227	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,008,598	0.3
1,053,500	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.467%, (1.000*US0001M + 0.230%), 01/25/47	985,747	0.3
402,649	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/37	386,733	0.1
968,476	Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/36	977,593	0.3
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
345,257	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 3.362%, 04/25/36	$319,617	0.1
433,606	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 3.332%, 05/25/36	418,855	0.2
1,971,337	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.346%, 12/28/37	1,913,987	0.7
80,153 (1)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 3.377%, 06/26/35	80,502	0.0
5,067,801	Other Securities	4,832,249	1.6
	Total Collateralized Mortgage Obligations (Cost $79,428,614)	82,618,791	27.5
ASSET-BACKED SECURITIES: 38.1%
	Cayman Islands: 15.3%
2,000,000 (1)	Apidos CLO XVII 2014-17A D, 6.054%, (1.000*US0003M + 4.750%), 04/17/26	2,000,612	0.7
2,850,000 (1)	Apidos CLO XVIII 2014-18A D, 6.513%, (1.000*US0003M + 5.200%), 07/22/26	2,867,231	0.9
3,000,000 (1)	Ares XXVIII CLO Ltd. 2013-3A DR, 4.554%, (1.000*US0003M + 3.250%), 10/17/24	3,003,294	1.0
2,500,000 (1)	Babson CLO Ltd. 2013-IIA C, 4.554%, (1.000*US0003M + 3.250%), 01/18/25	2,500,555	0.9
1,000,000 (1)	BlueMountain CLO 2013-3A DR, 4.211%, (1.000*US0003M + 2.900%), 10/29/25	1,000,147	0.3
1,800,000 (1)	BlueMountain CLO 2013-3A E, 5.911%, (1.000*US0003M + 4.600%), 10/29/25	1,807,580	0.6
1,500,000 (1)	BlueMountain CLO 2013-4A DR, 4.454%, (1.000*US0003M + 3.150%), 04/15/25	1,501,680	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands (continued)
3,000,000 (1)		Bowman Park CLO Ltd. 2014-1A E, 6.714%, (1.000*US0003M + 5.400%), 11/23/25	$3,014,256	1.0
3,050,000 (1)		Carlyle Global Market Strategies CLO Ltd. 2013-2A D, 5.054%, (1.000*US0003M + 3.750%), 04/18/25	3,056,527	1.0
1,000,000 (1)		Dryden 31 Senior Loan Fund 2014-31A E, 5.554%, (1.000*US0003M + 4.250%), 04/18/26	990,612	0.3
2,000,000 (1)		Dryden Senior Loan Fund 2014-31A DR, 4.654%, (1.000*US0003M + 3.350%), 04/18/26	2,006,000	0.7
1,565,000	(1)(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.359%, (1.000*US0003M + 3.000%), 10/15/27	1,565,000	0.5
1,000,000 (1)		Dryden XXV Senior Loan Fund 2012-25A D, 5.304%, (1.000*US0003M + 4.000%), 01/15/25	999,999	0.4
2,500,000 (1)		Flatiron CLO Ltd. 2007-1A D, 3.904%, (1.000*US0003M + 2.600%), 10/15/21	2,500,155	0.8
1,000,000 (1)		LCM L.P. 17A E, 6.054%, (1.000*US0003M + 4.750%), 10/15/26	994,648	0.3
3,000,000 (1)		Madison Park Funding XIII Ltd. 2014-13A DR, 4.576%, (1.000*US0003M + 3.270%), 01/19/25	3,024,291	1.0
3,000,000 (1)		Octagon Investment Partners XVI Ltd. 2013-1A D, 4.654%, (1.000*US0003M + 3.350%), 07/17/25	3,008,685	1.0
2,500,000 (1)		Palmer Square CLO 2013-1A CR Ltd., 4.415%, (1.000*US0003M + 3.100%), 05/15/25	2,501,925	0.8
1,000,000 (1)		Palmer Square CLO 2013-2A CR Ltd., 4.904%, (1.000*US0003M + 3.600%), 10/17/27	1,012,796	0.4
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Cayman Islands (continued)
2,900,000 (1)		Palmer Square Loan Funding 2017-1A D Ltd., 6.170%, (1.000*US0003M + 4.850%), 10/15/25	$2,899,869	1.0
1,897,000	(1)(2)(3)	Recette CLO Ltd. 2015-1A DR 0.000%, (1.000*US0003M + 2.750%), 10/20/27	1,897,000	0.6
1,600,000 (1)		Shackleton 2014-5A D CLO Ltd., 4.712%, (1.000*US0003M + 3.400%), 05/07/26	1,600,864	0.6
			45,753,726	15.3
		United States: 22.8%
1,060,279 (1)		Ajax Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	1,070,008	0.4
1,103,120	(1)(3)(4)	American Homes 4 Rent 2015-SFR1 XS 0.000%, 04/17/52	—	—
1,750,000 (1)		American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,894,459	0.6
2,451,555	(1)(3)(4)	American Homes 4 Rent 2015-SFR2 XS 0.000%, 10/17/45	—	—
713,960 (1)		Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/40	663,872	0.2
2,748,000 (1)		Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,781,675	0.9
2,980,000 (1)		Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/41	2,970,349	1.0
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 1.942%, (1.000*US0001M + 0.705%), 09/25/35	2,379,392	0.8
2,000,000 (1)		DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/42	2,008,177	0.7
534,943 (1)		Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/39	518,998	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
1,444,125 (1)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/36	$1,496,391	0.5
759,239 (1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/37	776,804	0.3
1,939,871 (1)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/41	1,945,147	0.6
1,995,570 (1)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/41	1,881,519	0.6
1,240,000 (1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/41	1,173,143	0.4
1,225,000	First NLC Trust 2005-2 M2, 1.757%, (1.000*US0001M + 0.520%), 09/25/35	1,190,647	0.4
1,500,000 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	1,539,253	0.5
4,191,495	GSAA Home Equity Trust 2006-14 A3A, 1.487%, (1.000*US0001M + 0.250%), 09/25/36	2,592,586	0.9
1,448,551	GSAA Home Equity Trust 2007-1 1A1, 1.317%, (1.000*US0001M + 0.080%), 02/25/37	856,428	0.3
1,496,258 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	1,522,785	0.5
3,321,784 (1)	HERO Funding Trust 2016-3 A1, 3.080%, 09/20/42	3,312,328	1.1
1,000,000 (1)	Invitation Homes Trust 2014-SFR2 E, 4.384%, (1.000*US0001M + 3.150%), 06/17/32	1,012,404	0.3
1,250,000 (1)	Jimmy Johns Funding LLC 2017-1A A2I, 3.610%, 07/30/47	1,259,222	0.4
470,776	JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 1.377%, (1.000*US0001M + 0.140%), 10/25/36	466,336	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
469,644	JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.397%, (1.000*US0001M + 0.160%), 06/25/36	$468,343	0.2
1,080,000 (1)	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/22	1,074,367	0.4
3,800,000 (1)	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	3,932,143	1.3
1,773,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/45	1,550,557	0.5
1,000,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	979,872	0.3
1,000,000 (1)	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,042,600	0.3
4,000,000 (1)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/25	4,143,880	1.4
2,000,000 (1)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,085,114	0.7
1,339,401 (1)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/36	1,355,074	0.5
684,948 (1)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/37	689,363	0.2
1,600,000 (1)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/37	1,643,559	0.6
3,265,000 (1)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	3,283,927	1.1
1,525,000 (1)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/40	1,568,192	0.5
1,250,000 (1)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/40	1,247,999	0.4
1,250,000 (1)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/40	1,244,659	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States (continued)
561,000 (1)		Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	$565,041	0.2
686,298		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.407%, (1.000*US0001M + 0.170%), 12/25/36	670,721	0.2
1,100,000 (1)		Towd Point Mortgage Trust 2015-2 2B2, 4.241%, 11/25/57	1,161,427	0.4
1,200,000 (1)		Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/55	1,180,655	0.4
3,433,827		Other Securities	3,264,610	1.1
			68,464,026	22.8
		Total Asset-Backed Securities (Cost $112,738,206)	114,217,752	38.1
COMMERCIAL MORTGAGE-BACKED SECURITIES: 22.0%
		United States: 22.0%
450,349		Banc of America Commercial Mortgage Trust 2007-3 B, 5.883%, 06/10/49	454,406	0.1
2,000,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.883%, 06/10/49	2,023,020	0.7
51,500,000	(1)(4)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	797,117	0.3
2,000,000 (1)		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.966%, 02/13/42	2,011,162	0.7
2,257,000 (1)		Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	2,136,507	0.7
12,047,327 (4)		Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.349%, 11/15/49	897,247	0.3
740,084		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	759,976	0.2
25,646,964 (4)		COMM 2012-CR3 XA, 2.174%, 10/15/45	1,824,092	0.6
10,973,449 (4)		COMM 2012-CR5 XA, 1.854%, 12/10/45	636,260	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
13,920,000	(1)(4)	COMM 2014-CR21 XE, 1.564%, 12/10/47	$1,077,366	0.4
1,000,000		COMM 2017-COR2 C, 4.563%, 09/10/50	1,003,542	0.3
2,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	2,017,558	0.7
17,200,000 (4)		CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.905%, 09/15/50	920,007	0.3
4,874,000 (1)		DBJPM 16-C3 E Mortgage Trust, 4.386%, 09/10/49	3,390,369	1.1
660,000 (1)		DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	537,982	0.2
994,401	(1)(4)	DBUBS 2011-LC1A XA, 0.747%, 11/10/46	16,960	0.0
6,668,620 (4)		Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	776,506	0.3
31,871,481 (4)		Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.685%, 10/25/21	1,636,798	0.5
31,400,000 (4)		Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	2,880,655	1.0
8,050,000 (4)		Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/42	967,474	0.3
3,307,000 (4)		Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	318,262	0.1
160,388,405	(1)(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/45	822,071	0.3
149,082,442	(1)(4)	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/46	879,363	0.3
109,942,593	(1)(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.836%, 03/10/44	2,037,192	0.7
1,000,000 (1)		GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	962,481	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
1,100,000 (1)		GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	$987,294	0.3
3,513,165	(1)(4)	GS Mortgage Securities Trust 2011-GC5 XA, 1.521%, 08/10/44	145,667	0.0
1,500,000 (1)		GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/49	1,046,893	0.4
1,000,000 (1)		JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	965,829	0.3
2,000,000 (1)		JP Morgan Chase Commercial Mortgage Securities Corp. 2016-WPT D, 4.977%, (1.000*US0001M + 3.750%), 10/15/33	2,020,970	0.7
30,735,612	(1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.209%, 02/15/46	601,361	0.2
1,758,699 (1)		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,757,757	0.6
1,500,000 (1)		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.188%, 01/15/46	1,395,054	0.5
23,012,168 (4)		JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.271%, 07/15/47	962,332	0.3
1,000,000 (1)		JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.250%, 11/15/45	981,594	0.3
2,446,062 (1)		JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	2,451,709	0.8
46,979,000	(1)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/48	1,403,441	0.5
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	1,991,167	0.7
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States (continued)
2,000,000 (1)		Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	$2,004,256	0.7
234,204		Morgan Stanley Capital I Trust 2005-T17 B, 4.880%, 12/13/41	233,607	0.1
170,000		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/47	177,425	0.0
2,000,000 (1)		Morgan Stanley Capital I Trust 2005-T19 G, 5.775%, 06/12/47	1,996,019	0.7
5,000,000		Morgan Stanley Capital I Trust 2006-IQ11 C, 6.393%, 10/15/42	4,896,296	1.6
300,000 (1)		Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	319,019	0.1
1,868,236 (1)		Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,828,874	0.6
7,797,462 (4)		Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.306%, 12/15/47	464,396	0.2
4,227,351 (1)		Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/58	2,689,490	0.9
9,787,204 (4)		Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.719%, 01/15/59	838,342	0.3
1,682,864	(1)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.505%, 03/15/48	80,776	0.0
1,947,928		Other Securities	1,953,317	0.6
		Total Commercial Mortgage-Backed Securities (Cost $65,435,865)	65,977,258	22.0
		Total Long-Term Investments (Cost $257,602,685)	262,813,801	87.6
SHORT-TERM INVESTMENTS: 13.2%
		Commercial Paper: 12.6%
1,000,000		Amgen, 1.750%, 10/05/17	999,762	0.3
1,501,000		Amgen, 1.830%, 10/04/17	1,500,702	0.5
1,000,000		Amgen, 1.950%, 10/03/17	999,842	0.4
661,000		Autozone, 1.490%, 10/18/17	660,518	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
1,497,000	Autozone, 1.620%, 10/06/17	$1,496,604	0.5
318,000	Autozone, 2.070%, 10/02/17	317,964	0.1
608,000	Barton Cap, 1.390%, 12/05/17	606,487	0.2
1,061,000	Barton Cap, 1.990%, 10/02/17	1,060,886	0.4
459,000	Campbell Soup, 1.470%, 11/01/17	458,413	0.2
1,816,000	Concord, 1.850%, 10/02/17	1,815,818	0.6
2,750,000	Dominion Res, 1.470%, 11/01/17	2,746,491	0.9
3,052,000	Du Pont E I DE, 1.620%, 10/06/17	3,051,193	1.0
1,500,000	Eastman, 1.690%, 10/05/17	1,499,655	0.5
1,750,000	Enterprise, 1.620%, 10/06/17	1,749,537	0.6
1,946,000	Ford, 1.590%, 11/06/17	1,942,882	0.6
511,000	Ford, 1.650%, 10/10/17	510,771	0.2
2,200,000	HP Inc, 1.210%, 10/24/17	2,198,263	0.7
1,712,000	HP Inc, 1.210%, 10/26/17	1,710,539	0.6
1,734,000	Kellogg Co, 1.840%, 10/03/17	1,733,739	0.6
2,319,000	Lyondellbasell, 1.610%, 10/10/17	2,317,983	0.8
400,000	Mondelez, 1.470%, 10/25/17	399,599	0.1
1,175,000	Mondelez, 1.470%, 10/30/17	1,173,593	0.4
1,900,000	National Grid, 1.480%, 10/20/17	1,898,466	0.6
1,280,000	Tyson, 1.670%, 10/05/17	1,279,710	0.4
356,000	United Technol, 1.460%, 11/06/17	355,476	0.1
2,600,000	United Technol, 1.460%, 11/07/17	2,596,068	0.9
700,000	Vodafone, 1.940%, 09/04/18	687,617	0.2
		37,768,578	12.6
	Certificates of Deposit: 0.5%
1,419,000	Norinchukin Bank/New York, 1.550%, 10/13/17 (Cost $1,419,143)	1,419,189	0.5
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
237,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930% (Cost $237,000)	$237,000	0.1
	Total Short-Term Investments (Cost $39,428,304)	39,424,767	13.2
	Total Investments in Securities (Cost $297,030,989)	$302,238,568	100.8
	Liabilities in Excess of Other Assets	(2,289,153)	(0.8)
	Net Assets	$299,949,415	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2017.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Settlement is on a when-issued or delayed-delivery basis.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
Rate shown is the 7-day yield as of September 30, 2017.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	27.5%
Other Asset-Backed Securities	26.2
Commercial Mortgage-Backed Securities	22.0
Student Loan Asset-Backed Securities	9.9
Home Equity Asset-Backed Securities	1.6
Sector Diversification	Percentage of Net Assets
Automobile Asset-Backed Securities	0.4
Short-Term Investments	13.2
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$82,618,791	$—	$82,618,791
Commercial Mortgage-Backed Securities	—	65,977,258	—	65,977,258
Asset-Backed Securities	—	112,320,752	1,897,000	114,217,752
Short-Term Investments	237,000	39,187,767	—	39,424,767
Total Investments, at fair value	$237,000	$300,104,568	$1,897,000	$302,238,568
Other Financial Instruments+
Futures	313,583	—	—	313,583
Total Assets	$550,583	$300,104,568	$1,897,000	$302,552,151
Liabilities Table
Other Financial Instruments+
Futures	$(775,673)	$—	$—	$(775,673)
Total Liabilities	$(775,673)	$—	$—	$(775,673)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2017, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury Long Bond	89	12/19/17	$13,600,313	$(250,917)
U.S. Treasury Ultra 10-Year Note	214	12/19/17	28,746,220	(395,753)
U.S. Treasury Ultra Long Bond	46	12/19/17	7,595,750	(129,003)
			$49,942,283	$(775,673)
Short Contracts
U.S. Treasury 10-Year Note	(34)	12/19/17	(4,260,625)	33,471
U.S. Treasury 2-Year Note	(165)	12/29/17	(35,591,015)	84,534
U.S. Treasury 5-Year Note	(228)	12/29/17	(26,790,000)	195,578
			$(66,641,640)	$313,583

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2017 (Unaudited) (continued)

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $297,047,233.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,975,331
Gross Unrealized Depreciation	(2,246,086)
Net Unrealized Appreciation	$4,729,245

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2017 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$313,583
Total Asset Derivatives		$313,583
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$775,673
Total Liability Derivatives		$775,673

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2017 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,779,976
Total	$1,779,976

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(631,339)
Total	$(631,339)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166107         (0917-111717)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
		Basic Materials: 2.4%
500,000	(1)	Anglo American Capital PLC, 3.750%, 04/10/22	513,331	0.3
800,000	(1)	Anglo American Capital PLC, 4.750%, 04/10/27	835,937	0.6
400,000	(1)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/75	440,200	0.3
1,000,000	(1)	Corp Nacional del Cobre de Chile, 3.625%, 08/01/27	1,002,130	0.7
674,000		RPM International, Inc., 3.750%, 03/15/27	684,194	0.5
			3,475,792	2.4

		Communications: 12.4%
493,000		21st Century Fox America, Inc., 4.750%, 11/15/46	527,348	0.4
240,000		21st Century Fox America, Inc., 6.550%, 03/15/33	304,729	0.2
314,000	(1)	Amazon.com, Inc., 3.875%, 08/22/37	318,353	0.2
500,000	(1)	Amazon.com, Inc., 4.250%, 08/22/57	515,151	0.3
54,000		AT&T, Inc., 4.125%, 02/17/26	55,575	0.0
85,000		AT&T, Inc., 4.550%, 03/09/49	78,773	0.0
382,000		AT&T, Inc., 4.750%, 05/15/46	369,206	0.2
340,000		AT&T, Inc., 4.800%, 06/15/44	331,830	0.2
814,000		AT&T, Inc., 4.900%, 08/14/37	826,165	0.6
906,000		AT&T, Inc., 5.250%, 03/01/37	952,578	0.7
17,000		AT&T, Inc., 5.350%, 09/01/40	17,917	0.0
740,000		AT&T, Inc., 5.300%, 08/14/58	748,810	0.5
1,300,000		Baidu, Inc., 2.875%, 07/06/22	1,305,686	0.9
490,000		CBS Corp., 4.000%, 01/15/26	506,978	0.3
434,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/20	445,744	0.3
243,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	260,094	0.2
426,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	502,376	0.3
660,000		Comcast Corp., 4.250%, 01/15/33	710,623	0.5
700,000	(1)	Cox Communications, Inc., 3.500%, 08/15/27	690,033	0.5
250,000	(1)	Cox Communications, Inc., 4.600%, 08/15/47	249,514	0.2
380,000		Discovery Communications LLC, 3.950%, 03/20/28	379,760	0.3
270,000		Discovery Communications LLC, 5.000%, 09/20/37	275,247	0.2
582,000		eBay, Inc., 3.600%, 06/05/27	579,805	0.4
486,000		Omnicom Group, Inc., 3.600%, 04/15/26	490,621	0.3
110,000		Pacific Bell Telephone Co., 7.125%, 03/15/26	135,722	0.1
365,000	(1)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 09/20/21	371,387	0.3
187,000		Telecom Italia Capital SA, 6.375%, 11/15/33	216,219	0.1
132,000		Telecom Italia Capital SA, 6.000%, 09/30/34	146,685	0.1
20,000		Telecom Italia Capital SA, 7.200%, 07/18/36	24,799	0.0
250,000		Telefonica Emisiones SAU, 4.103%, 03/08/27	259,050	0.2
255,000		Telefonica Emisiones SAU, 5.213%, 03/08/47	281,576	0.2
122,000		Time Warner, Inc., 3.600%, 07/15/25	122,593	0.1
382,000		Time Warner, Inc., 3.800%, 02/15/27	382,793	0.3
508,000		Time Warner, Inc., 3.875%, 01/15/26	516,578	0.4
243,000		Time Warner, Inc., 4.900%, 06/15/42	247,879	0.2
181,000		Verizon Communications, Inc., 2.625%, 08/15/26	169,835	0.1
524,000		Verizon Communications, Inc., 3.500%, 11/01/24	534,169	0.4
188,000		Verizon Communications, Inc., 4.522%, 09/15/48	182,562	0.1

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
550,000		Verizon Communications, Inc., 4.500%, 08/10/33	565,518	0.4
454,000		Verizon Communications, Inc., 4.812%, 03/15/39	470,013	0.3
111,000		Verizon Communications, Inc., 4.862%, 08/21/46	113,400	0.1
173,000		Verizon Communications, Inc., 5.012%, 08/21/54	174,421	0.1
500,000		Verizon Communications, Inc., 5.250%, 03/16/37	549,781	0.4
110,000		Viacom, Inc., 4.375%, 03/15/43	95,054	0.1
1,000,000	(2)	Viacom, Inc., 5.875%, 02/28/57	1,000,974	0.7
			18,003,924	12.4

		Consumer, Cyclical: 6.4%
93,494		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/24	96,410	0.1
347,332		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/29	358,950	0.3
177,771		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	189,808	0.1
185,000	(3)	American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/27	185,278	0.1
290,000		American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	303,775	0.2
59,459		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	62,952	0.0
294,000		CVS Health Corp., 3.875%, 07/20/25	307,039	0.2
336,000		CVS Health Corp., 5.125%, 07/20/45	387,700	0.3
386,150		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	403,198	0.3
619,000		Ford Motor Co., 4.346%, 12/08/26	644,432	0.4
383,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	386,391	0.3
455,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	451,412	0.3
300,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	306,213	0.2
409,000		General Motors Co., 6.750%, 04/01/46	494,137	0.3
340,000		General Motors Financial Co., Inc., 4.350%, 01/17/27	349,895	0.2
217,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	235,875	0.2
176,000		General Motors Co., 5.150%, 04/01/38	180,934	0.1
1,042,000		Lowe's Cos, Inc., 3.100%, 05/03/27	1,036,936	0.7
380,000		Nordstrom, Inc., 5.000%, 01/15/44	374,553	0.3
370,000		O'Reilly Automotive, Inc., 3.600%, 09/01/27	370,361	0.3
562,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	563,079	0.4
455,000		United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/30	452,222	0.3
424,283		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/23	446,558	0.3
292,353		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	313,548	0.2
219,336		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	242,728	0.2
146,928		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	156,662	0.1
			9,301,046	6.4

		Consumer, Non-cyclical: 10.3%
247,000		Abbott Laboratories, 3.875%, 09/15/25	255,611	0.2
364,000		Abbott Laboratories, 4.900%, 11/30/46	407,960	0.3
357,000		AbbVie, Inc., 2.500%, 05/14/20	361,444	0.2
250,000		AbbVie, Inc., 3.200%, 05/14/26	250,864	0.2
367,000		AbbVie, Inc., 3.600%, 05/14/25	380,979	0.3
284,000		Aetna, Inc., 2.800%, 06/15/23	285,791	0.2
260,000		Amgen, Inc., 2.650%, 05/11/22	262,326	0.2
656,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	679,571	0.5
1,102,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,259,183	0.9
162,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/48	174,097	0.1
550,000	(1)	BAT Capital Corp., 2.297%, 08/14/20	552,017	0.4
600,000	(1)	BAT Capital Corp., 4.390%, 08/15/37	613,210	0.4
530,000		Becton Dickinson and Co., 3.363%, 06/06/24	535,511	0.4
361,000		Becton Dickinson and Co., 4.669%, 06/06/47	380,037	0.3
299,000		Cardinal Health, Inc., 4.900%, 09/15/45	330,696	0.2
1,100,000		Clorox Co/The, 3.100%, 10/01/27	1,096,547	0.8
436,000		Gilead Sciences, Inc., 4.750%, 03/01/46	491,261	0.3
480,000		HCA, Inc., 5.500%, 06/15/47	498,600	0.3

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000		JM Smucker Co, 4.375%, 03/15/45	209,516	0.1
240,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	262,125	0.2
445,000		Kroger Co., 3.875%, 10/15/46	388,498	0.3
530,000		Kroger Co, 2.600%, 02/01/21	531,667	0.4
323,000		Kroger Co/The, 3.700%, 08/01/27	320,206	0.2
150,000		Kroger Co/The, 5.150%, 08/01/43	154,282	0.1
342,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/45	353,421	0.2
700,000		Molson Coors Brewing Co., 3.000%, 07/15/26	681,804	0.5
350,000		Procter & Gamble Co/The, 2.850%, 08/11/27	348,967	0.2
511,000		Reynolds American, Inc., 4.450%, 06/12/25	549,082	0.4
655,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	653,159	0.4
421,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	388,712	0.3
213,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	216,715	0.1
369,000		Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	437,530	0.3
250,000		Tyson Foods, Inc., 4.550%, 06/02/47	268,478	0.2
315,000		Anthem, Inc., 4.625%, 05/15/42	342,374	0.2
			14,922,241	10.3

		Energy: 8.0%
909,000	(2)	Anadarko Petroleum Corp., 5.550%, 03/15/26	1,015,139	0.7
250,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	280,033	0.2
398,000		BP Capital Markets PLC, 2.315%, 02/13/20	401,564	0.3
187,000		BP Capital Markets PLC, 3.119%, 05/04/26	187,068	0.1
520,000		BP Capital Markets PLC, 3.279%, 09/19/27	519,657	0.4
79,000		BP Capital Markets PLC, 3.588%, 04/14/27	81,332	0.1
216,000	(1)	Cenovus Energy, Inc., 5.250%, 06/15/37	214,905	0.1
182,000		Columbia Pipeline Group, Inc., 5.800%, 06/01/45	219,189	0.1
100,000		Concho Resources, Inc., 4.875%, 10/01/47	104,474	0.1
603,000		Concho Resources, Inc., 4.375%, 01/15/25	636,165	0.4
479,000		Energy Transfer L.P., 5.300%, 04/15/47	481,604	0.3
582,000		EnLink Midstream Partners L.P., 4.850%, 07/15/26	609,835	0.4
580,000		Enterprise Products Operating LLC, 5.250%, 08/16/77	586,525	0.4
631,000		Exxon Mobil Corp., 4.114%, 03/01/46	683,110	0.5
250,000		Hess Corp., 5.600%, 02/15/41	251,185	0.2
319,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	345,133	0.2
236,000		MPLX L.P., 4.000%, 02/15/25	240,280	0.2
291,000		MPLX L.P., 5.200%, 03/01/47	305,663	0.2
280,000		ONEOK, Inc., 4.000%, 07/13/27	283,911	0.2
535,000		ONEOK, Inc., 7.500%, 09/01/23	641,620	0.4
410,000		Phillips 66 Partners L.P., 3.605%, 02/15/25	409,653	0.3
228,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/28	230,203	0.2
429,000		Shell International Finance BV, 3.250%, 05/11/25	439,596	0.3
333,000		Shell International Finance BV, 4.000%, 05/10/46	337,442	0.2
100,000		Sunoco Logistics Partners Operations L.P., 4.000%, 10/01/27	99,784	0.1
272,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	280,964	0.2
500,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/47	510,810	0.4
677,000		Williams Partners L.P., 3.600%, 03/15/22	699,978	0.5
410,000		Williams Partners L.P., 3.750%, 06/15/27	410,056	0.3
			11,506,878	8.0

		Financial: 33.4%
598,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.500%, 05/26/22	612,804	0.4
330,000		American International Group, Inc., 4.700%, 07/10/35	355,160	0.3
195,000		Allstate Corp./The, 4.200%, 12/15/46	208,101	0.1
128,000		Aon PLC, 4.750%, 05/15/45	139,670	0.1
365,000		Arch Capital Finance LLC, 5.031%, 12/15/46	408,018	0.3
1,140,000		Ares Capital Corp., 3.500%, 02/10/23	1,127,971	0.8
650,000		Bank of America Corp., 3.248%, 10/21/27	637,498	0.4
435,000		Bank of America Corp., 3.500%, 04/19/26	442,977	0.3
319,000		Bank of America Corp., 3.593%, 07/21/28	321,930	0.2
443,000		Bank of America Corp., 3.875%, 08/01/25	464,352	0.3
1,211,000		Bank of America Corp., 4.183%, 11/25/27	1,257,043	0.9

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
396,000		Bank of America Corp., 4.250%, 10/22/26	414,589	0.3
1,030,000		Bank of New York Mellon Corp./The, 3.300%, 08/23/29	1,024,689	0.7
575,000		Barclays PLC, 4.337%, 01/10/28	594,572	0.4
600,000	(1)	Blackstone Holdings Finance Co. LLC, 4.000%, 10/02/47	580,154	0.4
1,000,000	(1)	BPCE SA, 5.150%, 07/21/24	1,079,232	0.8
924,000	(1)	Brighthouse Financial, Inc., 3.700%, 06/22/27	908,693	0.6
356,000		Brixmor Operating Partnership L.P., 3.900%, 03/15/27	353,878	0.3
225,000		Brookfield Finance, Inc., 4.700%, 09/20/47	227,391	0.2
291,000		Capital One Financial Corp., 3.750%, 07/28/26	288,607	0.2
515,000	(2)	CBL & Associates L.P., 5.950%, 12/15/26	522,290	0.4
400,000		Citigroup, Inc., 2.650%, 10/26/20	404,326	0.3
617,000		Citigroup, Inc., 3.200%, 10/21/26	608,595	0.4
901,000		Citigroup, Inc., 3.887%, 01/10/28	925,650	0.6
800,000	(1)	Commerzbank AG, 8.125%, 09/19/23	973,696	0.7
1,023,000		Compass Bank, 2.875%, 06/29/22	1,018,960	0.7
687,000		Cooperatieve Rabobank UA, 4.375%, 08/04/25	722,357	0.5
430,000		Cooperatieve Rabobank UA, 4.625%, 12/01/23	462,525	0.3
500,000	(1)	Credit Suisse AG, 6.500%, 08/08/23	566,285	0.4
661,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/28	689,144	0.5
368,000		Danske Bank A/S, 6.125%, 12/31/49	395,791	0.3
154,000		DDR Corp., 4.625%, 07/15/22	163,336	0.1
700,000		E*TRADE Financial Corp., 2.950%, 08/24/22	702,137	0.5
239,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	241,375	0.2
307,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	335,270	0.2
751,000		Goldman Sachs Group, Inc./The, 2.908%, 06/05/23	750,996	0.5
612,000		Goldman Sachs Group, Inc., 3.500%, 11/16/26	614,254	0.4
434,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	573,362	0.4
350,000	(1)	Goodman US Finance Four LLC, 4.500%, 10/15/37	355,345	0.3
1,048,000		Government Properties Income Trust, 4.000%, 07/15/22	1,057,761	0.7
415,000	(1)	Guardian Life Insurance Co. of America/The, 4.850%, 01/24/77	444,599	0.3
230,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	313,717	0.2
680,000		Hartford Financial Services Group, Inc., 8.125%, 06/15/68	707,200	0.5
299,000		HSBC Holdings PLC, 6.000%, 11/22/65	313,472	0.2
500,000		HSBC Holdings PLC, 4.041%, 03/13/28	522,548	0.4
538,000		HSBC Holdings PLC, 4.250%, 08/18/25	560,157	0.4
339,000		HSBC Holdings PLC, 6.875%, 12/29/49	369,934	0.3
1,000,000	(1)	Intesa Sanpaolo SpA, 3.875%, 07/14/27	1,005,633	0.7
550,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	606,910	0.4
416,000		JPMorgan Chase & Co., 3.625%, 12/01/27	417,650	0.3
800,000		JPMorgan Chase & Co., 3.882%, 07/24/38	806,512	0.6
198,000		JPMorgan Chase & Co., 3.900%, 07/15/25	208,627	0.1
97,000		JPMorgan Chase & Co., 4.032%, 07/24/48	99,013	0.1
548,000		JPMorgan Chase & Co., 4.250%, 10/01/27	580,216	0.4
418,000	(1)	Liberty Mutual Group, Inc., 4.850%, 08/01/44	456,270	0.3
540,000		Mitsubishi UFJ Financial Group, Inc., 2.665%, 07/25/22	539,516	0.4
541,000		Morgan Stanley, 3.125%, 07/27/26	531,039	0.4
460,000		Morgan Stanley, 3.950%, 04/23/27	469,407	0.3
382,000		Morgan Stanley, 4.100%, 05/22/23	399,797	0.3
233,000		Morgan Stanley, 4.350%, 09/08/26	244,284	0.2
431,000		Morgan Stanley, 3.971%, 07/22/38	437,099	0.3
500,000		National Retail Properties, Inc., 3.500%, 10/15/27	490,194	0.3
568,000		Northern Trust Corp., 3.375%, 05/08/32	568,654	0.4
450,000		Old Republic International Corp., 3.875%, 08/26/26	456,325	0.3
400,000		Piedmont Operating Partnership L.P., 3.400%, 06/01/23	396,502	0.3
100,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/24	103,800	0.1
110,000		Retail Opportunity Investments Partnership L.P., 4.000%, 12/15/24	106,922	0.1
309,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	322,035	0.2

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
948,000		Royal Bank of Scotland Group PLC, 3.498%, 05/15/23	954,806	0.7
600,000		Santander Issuances SAU, 5.179%, 11/19/25	646,699	0.5
200,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	201,143	0.1
713,000	(1)	Santander UK PLC, 5.000%, 11/07/23	772,139	0.5
362,000		Select Income REIT, 4.150%, 02/01/22	368,069	0.3
800,000		Skandinaviska Enskilda Banken AB, 5.750%, 12/31/49	825,000	0.6
760,000	(1)	Standard Chartered PLC, 3.950%, 01/11/23	772,471	0.5
910,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/22	912,862	0.6
760,000		Svenska Handelsbanken AB, 1.950%, 09/08/20	758,193	0.5
760,000		Synchrony Bank, 3.000%, 06/15/22	758,723	0.5
752,000		Toronto-Dominion Bank, 3.625%, 09/15/31	749,580	0.5
201,000		Travelers Cos, Inc./The, 4.000%, 05/30/47	208,637	0.1
250,000		Trinity Acquisition PLC, 6.125%, 08/15/43	305,797	0.2
320,000	(1)	UniCredit SpA, 4.625%, 04/12/27	336,546	0.2
586,000		Washington Prime Group L.P., 5.950%, 08/15/24	598,515	0.4
134,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	138,447	0.1
487,000		Wells Fargo & Co., 3.584%, 05/22/28	493,672	0.3
559,000		Wells Fargo & Co., 4.100%, 06/03/26	581,451	0.4
425,000		Wells Fargo & Co., 4.750%, 12/07/46	467,458	0.3
589,000		Westpac Banking Corp., 4.322%, 11/23/31	606,038	0.4
750,000	(2)	Westpac Banking Corp./New Zealand, 5.000%, 03/21/66	749,850	0.5
			48,214,912	33.4

		Industrial: 3.1%
380,000		Avnet, Inc., 3.750%, 12/01/21	388,498	0.3
600,000		John Deere Capital Corp., 2.800%, 09/08/27	590,380	0.4
663,000		Masco Corp., 4.500%, 05/15/47	667,117	0.5
187,000		Rockwell Collins, Inc., 3.500%, 03/15/27	190,952	0.1
410,000		Rockwell Collins, Inc., 4.350%, 04/15/47	426,192	0.3
431,000		Roper Technologies, Inc., 3.000%, 12/15/20	439,969	0.3
488,000		Roper Technologies, Inc., 3.800%, 12/15/26	503,075	0.4
331,000		Tech Data Corp., 3.700%, 02/15/22	334,017	0.2
424,000		United Technologies Corp., 4.050%, 05/04/47	428,985	0.3
459,000		Vulcan Materials Co., 4.500%, 06/15/47	467,258	0.3
			4,436,443	3.1

		Technology: 7.3%
356,000		Activision Blizzard, Inc., 4.500%, 06/15/47	360,852	0.2
414,000		Analog Devices, Inc., 3.900%, 12/15/25	434,563	0.3
289,000		Apple, Inc., 3.200%, 05/13/25	296,944	0.2
356,000		Apple, Inc., 3.250%, 02/23/26	365,933	0.3
369,000		Apple, Inc., 2.900%, 09/12/27	366,229	0.3
350,000		Apple, Inc., 3.000%, 06/20/27	350,688	0.2
377,000		Apple, Inc., 4.250%, 02/09/47	406,285	0.3
263,000		Applied Materials, Inc., 5.100%, 10/01/35	309,896	0.2
540,000	(1)	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/27	556,987	0.4
583,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/26	648,303	0.4
356,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/46	456,207	0.3
756,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/22	806,289	0.6
438,000		Intel Corp., 4.900%, 07/29/45	524,340	0.4
645,000		Microsoft Corp., 3.450%, 08/08/36	650,660	0.5
513,000		Microsoft Corp., 4.500%, 02/06/57	580,724	0.4
890,000		NetApp, Inc., 3.300%, 09/29/24	889,832	0.6
693,000		Pitney Bowes, Inc., 4.700%, 04/01/23	679,154	0.5
618,000		Qualcomm, Inc., 2.900%, 05/20/24	620,744	0.4
135,000		Qualcomm, Inc., 4.300%, 05/20/47	138,395	0.1
700,000		VMware, Inc., 2.950%, 08/21/22	703,132	0.5
350,000		Xerox Corp., 3.625%, 03/15/23	347,111	0.2
			10,493,268	7.3

		Utilities: 12.0%
1,000,000	(1)	AEP Texas, Inc., 2.400%, 10/01/22	995,436	0.7
260,000	(1)	AEP Transmission Co. LLC, 3.750%, 12/01/47	259,644	0.2
266,000		Alabama Power Co., 5.700%, 02/15/33	317,333	0.2
311,000	(1)	Basin Electric Power Cooperative, 4.750%, 04/26/47	337,189	0.2

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
847,000		Black Hills Corp., 2.500%, 01/11/19	850,958	0.6
395,000	(1)	Boston Gas Co., 3.150%, 08/01/27	395,584	0.3
1,000,000		CenterPoint Energy, Inc., 2.500%, 09/01/22	1,000,117	0.7
439,000		Commonwealth Edison Co., 3.750%, 08/15/47	441,484	0.3
326,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/56	347,003	0.2
1,020,000		Dominion Energy, Inc., 2.579%, 07/01/20	1,027,711	0.7
400,000		Duke Energy Corp., 2.650%, 09/01/26	383,114	0.3
1,482,000		Duke Energy Corp., 3.150%, 08/15/27	1,471,618	1.0
370,000		Edison International, 2.400%, 09/15/22	367,423	0.2
60,000		Edison International, 2.950%, 03/15/23	60,815	0.0
325,000	(1)	Enel Finance International NV, 3.625%, 05/25/27	326,178	0.2
414,000		Entergy Louisiana LLC, 2.400%, 10/01/26	394,861	0.3
395,000		Entergy Louisiana LLC, 4.950%, 01/15/45	406,496	0.3
636,000		Exelon Corp., 3.497%, 06/01/22	655,643	0.4
729,000		FirstEnergy Corp., 3.900%, 07/15/27	743,318	0.5
559,000		FirstEnergy Corp., 4.850%, 07/15/47	588,634	0.4
370,000		Georgia Power Co., 2.000%, 09/08/20	369,006	0.3
200,000		Georgia Power Co., 4.300%, 03/15/42	210,323	0.1
706,000	(1)	IPALCO Enterprises, Inc., 3.700%, 09/01/24	708,283	0.5
130,000		Mississippi Power Co., 4.750%, 10/15/41	126,837	0.1
740,000		National Fuel Gas Co., 3.950%, 09/15/27	732,561	0.5
646,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	669,738	0.5
100,000	(1)	NextEra Energy Operating Partners L.P., 4.250%, 09/15/24	102,375	0.1
100,000	(1)	NextEra Energy Operating Partners L.P., 4.500%, 09/15/27	102,125	0.1
515,000		NiSource Finance Corp., 4.375%, 05/15/47	543,183	0.4
184,000		Oglethorpe Power Corp., 4.250%, 04/01/46	180,404	0.1
360,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	384,110	0.3
406,000		Pacific Gas & Electric Co., 3.500%, 06/15/25	419,291	0.3
336,000		Sierra Pacific Power Co., 2.600%, 05/01/26	325,299	0.2
740,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/47	767,371	0.5
370,000		Southwestern Public Service Co., 3.700%, 08/15/47	368,815	0.3
			17,380,280	12.0

	Total Corporate Bonds/Notes
	(Cost $134,372,975)		137,734,784	95.3

U.S. TREASURY OBLIGATIONS: 4.9%
		U.S. Treasury Bonds: 1.4%
1,994,000		3.000%, 05/15/47	2,050,704	1.4

		U.S. Treasury Notes: 3.5%
260,000		1.375%, 09/30/19	259,452	0.2
693,000		1.875%, 09/30/22	691,132	0.5
4,085,000		2.250%, 08/15/27	4,055,878	2.8
			5,006,462	3.5

	Total U.S. Treasury Obligations
	(Cost $7,087,627)		7,057,166	4.9

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.1%
		Utilities: 0.1%
2,762	(4) Georgia Power Co.	69,437	0.0
4,750	(4) SCE Trust VI	120,555	0.1

	Total Preferred Stock
	(Cost $187,800)	189,992	0.1

	Total Long-Term Investments
	(Cost $141,648,402)	144,981,942	100.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateral(5): 2.6%
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,000,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/12/17-12/01/51)	1,000,000	0.7

See Accompanying Notes to Financial Statements

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5): (continued)
786,288	Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $786,357, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $802,014, due 10/31/17-05/15/45)	786,288	0.5
1,000,000	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $1,000,089, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 11/15/17-08/20/67)	1,000,000	0.7
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,000,086, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 02/08/18-08/20/47)	1,000,000	0.7
		3,786,288	2.6

	Total Short-Term Investments
	(Cost $3,786,288)	3,786,288	2.6

	Total Investments in Securities (Cost $145,434,690)	$148,768,230	102.9
	Liabilities in Excess of Other Assets	(4,246,565)	(2.9)
	Net Assets	$144,521,665	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Settlement is on a when-issued or delayed-delivery basis.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 88.3%
		Argentina: 3.1%
500,000	(1)	Arcor SAIC, 6.000%, 07/06/23	536,250	0.5
1,000,000	(1),(2)	Banco Macro SA, 6.750%, 11/04/26	1,057,890	1.0
500,000	(1)	YPF SA, 8.500%, 03/23/21	562,350	0.5
500,000		YPF SA, 8.750%, 04/04/24	576,250	0.5
500,000	(1)	YPF SA, 8.750%, 04/04/24	576,250	0.6
			3,308,990	3.1

		Austria: 0.3%
300,000	(1)	Suzano Austria GmbH, 7.000%, 03/16/47	328,470	0.3

		Brazil: 8.1%
500,000		Banco do Brasil SA/Cayman, 6.000%, 01/22/20	536,000	0.5
625,000		Banco do Brasil SA/Cayman, 9.250%, 10/31/49	687,500	0.6
550,000		Braskem Finance Ltd., 6.450%, 02/03/24	622,600	0.6
600,000	(2)	Fibria Overseas Finance Ltd., 5.250%, 05/12/24	642,750	0.6
250,000	(2)	Fibria Overseas Finance Ltd., 5.500%, 01/17/27	265,525	0.2
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/22	765,092	0.7
700,000	(1)	Klabin Finance SA, 4.875%, 09/19/27	696,430	0.7
950,000		Marfrig Holdings Europe BV, 8.000%, 06/08/23	986,290	0.9
500,000	(1)	Minerva Luxembourg SA, 6.500%, 09/20/26	507,000	0.5
750,000		Petrobras Global Finance BV, 7.250%, 03/17/44	783,750	0.7
750,000		Petrobras Global Finance BV, 7.375%, 01/17/27	827,250	0.8
1,000,000	(1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/27	1,059,250	1.0
298,000		Suzano Trading Ltd., 5.875%, 01/23/21	322,958	0.3
			8,702,395	8.1

		Chile: 6.0%
1,500,000	(2)	Celulosa Arauco y Constitucion SA, 4.750%, 01/11/22	1,588,683	1.5
1,350,000	(1)	Cencosud SA, 5.150%, 02/12/25	1,444,297	1.3
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/47	765,082	0.7
500,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/47	482,250	0.5
600,000	(1)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/22	629,041	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/24	526,164	0.5
450,000		Telefonica Chile SA, 3.875%, 10/12/22	468,977	0.4
500,000	(1)	Telefonica Chile SA, 3.875%, 10/12/22	521,086	0.5
			6,425,580	6.0

		China: 4.7%
1,000,000		Baidu, Inc., 2.875%, 07/06/22	1,004,374	0.9
950,000		Bank of China Ltd, 5.000%, 11/13/24	1,022,706	1.0
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/20	325,199	0.3
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	661,059	0.6
1,950,000		Longfor Properties Co. Ltd, 6.750%, 01/29/23	2,044,214	1.9
			5,057,552	4.7

		Colombia: 3.6%
1,050,000		Banco de Bogota SA, 6.250%, 05/12/26	1,147,650	1.1
1,000,000	(1)	Banco de Bogota SA, 6.250%, 05/12/26	1,093,000	1.0
400,000	(2)	Ecopetrol SA, 5.375%, 06/26/26	427,000	0.4
250,000		Ecopetrol SA, 5.875%, 05/28/45	245,312	0.2
963,000	(1)	Empresa de Energia de Bogota SA ESP, 6.125%, 11/10/21	989,483	0.9
			3,902,445	3.6

		Hong Kong: 1.4%
1,500,000	(1)	Melco Resorts Finance Ltd., 4.875%, 06/06/25	1,510,524	1.4

		Hungary: 0.8%
750,000		MOL Group Finance SA, 6.250%, 09/26/19	807,390	0.8

		India: 6.8%
1,000,000	(1)	Axis Bank Ltd./Dubai, 2.875%, 06/01/21	1,000,003	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India: (continued)
1,000,000	(1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/24	1,069,513	1.0
1,000,000	(1)	Bharti Airtel Ltd, 4.375%, 06/10/25	1,014,271	0.9
900,000		ICICI Bank Ltd/Dubai, 4.800%, 05/22/19	935,146	0.9
600,000	(2)	Reliance Holdings USA, Inc., 5.400%, 02/14/22	659,750	0.6
408,000	(1)	Reliance Industries Ltd., 5.875%, 02/28/49	413,006	0.4
600,000		Vedanta Resources PLC, 7.125%, 05/31/23	642,750	0.6
1,500,000	(1)	Vedanta Resources PLC, 6.375%, 07/30/22	1,563,750	1.5
			7,298,189	6.8

		Indonesia: 0.9%
1,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	1,001,874	0.9

		Ireland: 0.7%
750,000	(1)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/24	749,120	0.7

		Israel: 3.1%
850,000	(1)	Israel Electric Corp. Ltd., 6.875%, 06/21/23	1,001,684	0.9
725,000		Israel Electric Corp. Ltd., 7.250%, 01/15/19	769,043	0.7
500,000		Israel Electric Corp. Ltd, 6.875%, 06/21/23	589,226	0.6
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/23	478,608	0.5
500,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	461,653	0.4
			3,300,214	3.1

		Jamaica: 2.4%
550,000	(2)	Digicel Group Ltd., 8.250%, 09/30/20	539,346	0.5
1,250,000		Digicel Ltd., 6.000%, 04/15/21	1,224,863	1.1
350,000	(1)	Digicel Ltd., 6.000%, 04/15/21	342,961	0.3
500,000	(1)	Digicel Ltd., 6.750%, 03/01/23	491,875	0.5
			2,599,045	2.4

		Kazakhstan: 0.9%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/27	1,016,181	0.9

		Luxembourg: 2.6%
900,000		Altice Financing SA, 7.500%, 05/15/26	992,250	0.9
1,025,000	(1)	Millicom International Cellular SA, 5.125%, 01/15/28	1,038,838	1.0
700,000		Millicom International Cellular SA, 6.000%, 03/15/25	751,625	0.7
			2,782,713	2.6

		Mexico: 9.4%
800,000	(1),(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.625%, 10/06/65	874,800	0.8
500,000	(2)	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	573,750	0.5
750,000		Cemex Finance LLC, 6.000%, 04/01/24	796,875	0.8
250,000		Cemex SAB de CV, 5.700%, 01/11/25	267,125	0.3
1,000,000	(1),(2)	Cemex SAB de CV, 5.700%, 01/11/25	1,068,500	1.0
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/26	575,750	0.5
680,000	(1),(3)	Mexichem SAB de CV, 4.000%, 10/04/27	678,640	0.6
300,000	(1)	Mexichem SAB de CV, 4.875%, 09/19/22	321,750	0.3
680,000	(1),(3)	Mexichem SAB de CV, 5.500%, 01/15/48	672,520	0.6
500,000		Mexichem SAB de CV, 5.875%, 09/17/44	521,250	0.5
400,000	(1)	Mexichem SAB de CV, 5.875%, 09/17/44	417,000	0.4
850,000	(1),(2)	Mexico City Airport Trust, 5.500%, 07/31/47	864,790	0.8
800,000	(1)	Nemak SA de CV, 5.500%, 02/28/23	827,000	0.8
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	519,750	0.5
1,000,000	(1)	Petroleos Mexicanos, 6.500%, 03/13/27	1,111,500	1.0
			10,091,000	9.4

		Morocco: 2.3%
500,000	(1)	OCP SA, 4.500%, 10/22/25	504,649	0.5
750,000		OCP SA, 5.625%, 04/25/24	810,075	0.7
1,050,000		OCP SA, 6.875%, 04/25/44	1,185,127	1.1
			2,499,851	2.3

		Netherlands: 1.2%
1,300,000	(1)	VEON Holdings BV, 4.950%, 06/16/24	1,333,514	1.2

		Peru: 5.9%
750,000		Banco de Credito del Peru/Panama, 6.125%, 04/24/27	832,500	0.8
500,000		Banco de Credito del Peru/Panama, 6.875%, 09/16/26	571,750	0.5
950,000	(2)	Banco Internacional del Peru SAA Interbank, 6.625%, 03/19/29	1,073,500	1.0
1,300,000	(1)	Cementos Pacasmayo SAA, 4.500%, 02/08/23	1,342,250	1.2
500,000	(1)	Cerro del Aguila SA, 4.125%, 08/16/27	500,650	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: (continued)
500,000		Corp Financiera de Desarrollo SA, 4.750%, 02/08/22	537,500	0.5
600,000	(1)	Corp Financiera de Desarrollo SA, 4.750%, 07/15/25	648,000	0.6
50,000		Southern Copper Corp., 5.250%, 11/08/42	53,190	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/45	686,432	0.6
125,000		Southern Copper Corp., 6.750%, 04/16/40	154,002	0.1
			6,399,774	5.9

		Russia: 7.6%
500,000		Alfa Bank AO Via Alfa Bond Issuance PLC, 7.750%, 04/28/21	564,450	0.5
1,000,000	(1)	Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/21	1,016,939	1.0
800,000		Everaz Group SA, 8.250%, 01/28/21	902,000	0.8
1,250,000		Gazprom Neft OAO Via GPN Capital SA, 4.375%, 09/19/22	1,276,563	1.2
900,000		Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	1,000,961	0.9
100,000	(1)	Gazprom OAO Via Gaz Capital SA, 9.250%, 04/23/19	109,407	0.1
750,000		MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.100%, 04/11/23	753,046	0.7
500,000		Mobile Telesystems OJSC via MTS International Funding Ltd., 5.000%, 05/30/23	520,785	0.5
500,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/23	516,757	0.5
1,400,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/22	1,520,772	1.4
			8,181,680	7.6

		Singapore: 1.8%
1,000,000	(1)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/24	1,027,108	0.9
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/24	943,272	0.9
			1,970,380	1.8

		South Africa: 3.3%
1,000,000	(2)	AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	1,057,750	1.0
750,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/40	789,375	0.7
550,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	566,500	0.5
1,075,000		Sasol Financing International PLC, 4.500%, 11/14/22	1,115,420	1.1
			3,529,045	3.3

		South Korea: 1.9%
1,925,000	(1)	Woori Bank Co. Ltd., 4.750%, 04/30/24	2,006,562	1.9

		Thailand: 1.2%
1,000,000	(1)	PTTEP Treasury Center Co. Ltd., 4.600%, 01/17/66	1,019,395	0.9
313,000	(1)	PTTEP Treasury Center Co. Ltd., 4.875%, 06/18/66	318,929	0.3
			1,338,324	1.2

		Turkey: 4.8%
500,000	(1)	Finansbank AS/Turkey, 4.875%, 05/19/22	500,013	0.5
750,000		Turkiye Garanti Bankasi AS, 5.250%, 09/13/22	770,963	0.7
625,000		Turkiye Is Bankasi, 5.375%, 10/06/21	636,935	0.6
1,000,000	(1)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/21	1,022,496	0.9
600,000		Turkiye Vakiflar Bankasi, 6.875%, 02/03/25	614,418	0.6
1,000,000		Yapi ve Kredi Bankasi AS, 5.250%, 12/03/18	1,018,690	0.9
600,000	(1)	Yapi ve Kredi Bankasi AS, 5.750%, 02/24/22	615,927	0.6
			5,179,442	4.8

		United Arab Emirates: 2.8%
1,000,000	(1)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/26	1,035,070	1.0
1,000,000		Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21	1,110,945	1.0
850,000		First Abu Dhabi Bank PJSC, 5.250%, 12/29/49	876,562	0.8
			3,022,577	2.8

		Zambia: 0.7%
750,000	(1)	First Quantum Minerals Ltd., 7.250%, 04/01/23	774,375	0.7

	Total Corporate Bonds/Notes (Cost $90,855,020)		95,117,206	88.3

FOREIGN GOVERNMENT BONDS: 5.2%
		Argentina: 2.5%
1,500,000		Argentine Republic Government International Bond, 5.625%, 01/26/22	1,577,250	1.5
1,000,000		Argentine Republic Government International Bond, 6.875%, 04/22/21	1,090,875	1.0
			2,668,125	2.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
	Indonesia: 0.5%
500,000	Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/26	533,125	0.5

	Kazakhstan: 0.5%
500,000	Kazakhstan Government International Bond, 5.125%, 07/21/25	554,930	0.5

	Mexico: 1.0%
1,000,000	Petroleos Mexicanos, 5.500%, 01/21/21	1,068,250	1.0

	Turkey: 0.7%
750,000	Turkey Government Bond, 5.000%, 06/25/21	760,391	0.7

	Total Foreign Government Bonds (Cost $5,443,721)	5,584,821	5.2

	Total Long-Term Investments (Cost $96,298,741)	100,702,027	93.5

SHORT-TERM INVESTMENTS: 15.4%
	Commercial Paper: 6.5%
399,000	Amgen, 1.830%, 10/04/17	398,921	0.4
700,000	Amgen, 1.950%, 10/03/17	699,889	0.7
1,337,000	Concord, 1.850%, 10/02/17	1,336,866	1.2
1,124,000	Dominion Res, 1.470%, 11/16/17	1,121,893	1.0
1,050,000	Du Pont E I, 1.490%, 10/19/17	1,049,193	1.0
619,000	Ford, 1.590%, 11/06/17	618,008	0.6
983,000	Lyondellbasell, 1.610%, 10/10/17	982,569	0.9
750,000	National Grid, 1.480%, 10/20/17	749,395	0.7
		6,956,734	6.5

	Securities Lending Collateral(4): 8.9%
479,507	Citibank N.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $479,549, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $489,097, due 10/05/17-05/15/46)	479,507	0.5
2,279,960	Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $2,280,161, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,325,559, due 10/12/17-12/01/51)	2,279,960	2.1
2,279,960	Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $2,280,159, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $2,325,560, due 10/31/17-05/15/45)	2,279,960	2.1
2,279,960	Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $2,280,162, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,325,559, due 11/15/17-08/20/67)	2,279,960	2.1
2,279,960	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $2,280,157, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,325,559, due 02/08/18-08/20/47)	2,279,960	2.1
		9,599,347	8.9

	Total Short-Term Investments (Cost $16,556,685)	16,556,080	15.4

	Total Investments in Securities (Cost $112,855,426)	$117,258,108	108.9
	Liabilities in Excess of Other Assets	(9,592,522)	(8.9)
	Net Assets	$107,665,586	100.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Settlement is on a when-issued or delayed-delivery basis.
(4)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.1%
		Argentina: 0.3%
500,000	(1),(2)	YPF SA, 8.750%, 04/04/24	576,250	0.3

		Brazil: 2.7%
750,000	(2)	Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 05/09/24	758,625	0.5
500,000	(2)	Klabin Finance SA, 4.875%, 09/19/27	497,450	0.3
750,000		Petrobras Global Finance BV, 7.250%, 03/17/44	783,750	0.5
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/27	1,103,000	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/26	1,203,750	0.7
			4,346,575	2.7

		Chile: 3.7%
1,500,000	(2)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,500,312	0.9
1,250,000	(2)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/47	1,275,138	0.8
2,000,000	(2)	Empresa Nacional del Petroleo, 3.750%, 08/05/26	2,002,268	1.2
750,000	(2)	Empresa Nacional del Petroleo, 4.500%, 09/14/47	723,375	0.5
500,000		Enel Americas SA, 4.000%, 10/25/26	510,700	0.3
			6,011,793	3.7

		China: 0.9%
1,500,000		Baidu, Inc., 2.875%, 07/06/22	1,506,561	0.9

		Croatia: 0.7%
975,000	(2)	Hrvatska Elektroprivreda, 5.875%, 10/23/22	1,085,814	0.7

		Georgia: 0.7%
1,000,000	(2)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/21	1,066,523	0.7

		Indonesia: 2.6%
750,000	(1)	Pertamina Persero PT, 4.300%, 05/20/23	789,123	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/43	1,348,101	0.8
2,000,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/27	2,003,748	1.3
			4,140,972	2.6

		Kazakhstan: 0.6%
1,000,000		KazMunayGas National Co. JSC, 5.750%, 04/19/47	988,422	0.6

		Mexico: 8.6%
1,000,000	(2)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 3.800%, 08/11/26	1,003,750	0.6
2,000,000	(2)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/25	2,095,000	1.3
500,000	(2)	Cemex SAB de CV, 7.750%, 04/16/26	575,750	0.4
1,000,000	(2)	Comision Federal de Electricidad, 4.750%, 02/23/27	1,055,000	0.7
1,000,000	(2)	Mexico City Airport Trust, 4.250%, 10/31/26	1,030,000	0.6
500,000	(2)	Mexico City Airport Trust, 5.500%, 10/31/46	511,650	0.3
1,000,000	(1),(2)	Mexico City Airport Trust, 5.500%, 07/31/47	1,017,400	0.6
1,500,000	(1)	Petroleos Mexicanos, 4.500%, 01/23/26	1,501,200	0.9
471,000		Petroleos Mexicanos, 4.875%, 01/18/24	489,604	0.3
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	467,500	0.3
1,000,000	(2)	Petroleos Mexicanos, 6.500%, 03/13/27	1,111,500	0.7
750,000		Petroleos Mexicanos, 6.750%, 09/21/47	799,800	0.5
2,000,000		Petroleos Mexicanos, 6.875%, 08/04/26	2,280,000	1.4
			13,938,154	8.6

		Panama: 0.7%
1,000,000	(2)	Autoridad del Canal de Panama, 4.950%, 07/29/35	1,113,750	0.7

		Peru: 1.6%
500,000	(2)	Cerro del Aguila SA, 4.125%, 08/16/27	500,650	0.3
1,000,000	(1)	Fondo MIVIVIENDA SA, 3.500%, 01/31/23	1,026,500	0.6
1,000,000	(2)	Petroleos del Peru SA, 5.625%, 06/19/47	1,045,000	0.7
			2,572,150	1.6

		Russia: 1.2%
300,000	(2)	Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/27	307,950	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
1,500,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/22	1,620,873	1.0
			1,928,823	1.2

		South Africa: 1.0%
600,000	(2)	Eskom Holdings SOC Ltd., 7.125%, 02/11/25	623,137	0.4
1,000,000	(2)	Transnet SOC Ltd., 4.000%, 07/26/22	986,930	0.6
			1,610,067	1.0

		Trinidad And Tobago: 0.2%
312,500		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	316,797	0.2

		Venezuela: 0.6%
1,000,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	413,750	0.2
1,750,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	605,937	0.4
			1,019,687	0.6

	Total Corporate Bonds/Notes (Cost $41,191,186)		42,222,338	26.1

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Notes: 0.0%
18,000		1.750%, 01/31/23	17,778	0.0

	Total U.S. Treasury Obligations (Cost $18,000)		17,778	0.0

FOREIGN GOVERNMENT BONDS: 69.0%
		Angola: 0.3%
500,000	(2)	Angolan Government International Bond, 9.500%, 11/12/25	538,392	0.3

		Argentina: 6.5%
2,000,000		Argentine Republic Government International Bond, 6.625%, 07/06/28	2,115,000	1.3
2,750,000		Argentine Republic Government International Bond, 6.875%, 01/26/27	2,974,125	1.9
700,000		Argentine Republic Government International Bond, 7.125%, 06/28/17	700,350	0.4
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/36	1,576,500	1.0
2,000,000		Argentine Republic Government International Bond, 7.500%, 04/22/26	2,250,000	1.4
701,019	(3)	Argentine Republic Government International Bond, 8.280%, 12/31/33	818,440	0.5
			10,434,415	6.5

		Armenia: 0.5%
751,000	(2)	Republic of Armenia International Bond, 6.000%, 09/30/20	795,692	0.5

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan, 4.750%, 03/18/24	514,735	0.3

		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/23	2,403,125	1.5

		Chile: 0.9%
1,500,000		Chile Government International Bond, 3.860%, 06/21/47	1,532,812	0.9

		Colombia: 2.9%
400,000		Colombia Government International Bond, 2.625%, 03/15/23	393,250	0.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/45	1,804,687	1.1
500,000		Colombia Government International Bond, 6.125%, 01/18/41	589,250	0.4
1,500,000		Colombia Government International Bond, 8.125%, 05/21/24	1,925,625	1.2
			4,712,812	2.9

		Costa Rica: 1.0%
1,100,000	(2)	Costa Rica Government International Bond, 4.250%, 01/26/23	1,097,250	0.7
600,000	(2)	Costa Rica Government International Bond, 5.625%, 04/30/43	553,500	0.3
			1,650,750	1.0

		Croatia: 1.7%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/23	2,251,334	1.4
500,000	(2)	Croatia Government International Bond, 5.500%, 04/04/23	555,885	0.3
			2,807,219	1.7

		Dominican Republic: 3.1%
1,500,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/25	1,590,000	1.0
750,000		Dominican Republic International Bond, 5.875%, 04/18/24	815,625	0.5
750,000	(2)	Dominican Republic International Bond, 6.600%, 01/28/24	844,687	0.5
1,500,000	(2)	Dominican Republic International Bond, 6.875%, 01/29/26	1,714,440	1.1
			4,964,752	3.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Ecuador: 0.7%
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/22	1,120,000	0.7

		Egypt: 2.3%
750,000	(2)	Egypt Government International Bond, 5.875%, 06/11/25	751,500	0.5
1,000,000		Egypt Government International Bond, 6.125%, 01/31/22	1,036,781	0.6
1,000,000		Egypt Government International Bond, 7.500%, 01/31/27	1,090,537	0.7
700,000		Egypt Government International Bond, 8.500%, 01/31/47	782,494	0.5
			3,661,312	2.3

		El Salvador: 0.6%
1,000,000	(2)	El Salvador Government International Bond, 6.375%, 01/18/27	993,750	0.6

		Gabon: 0.3%
500,000	(2)	Gabonese Republic, 6.375%, 12/12/24	489,888	0.3

		Ghana: 0.2%
300,000	(1),(2)	Ghana Government International Bond, 9.250%, 09/15/22	334,199	0.2

		Honduras: 0.7%
1,000,000		Honduras Government International Bond, 6.250%, 01/19/27	1,080,960	0.7

		Hungary: 2.3%
1,250,000		Hungary Government International Bond, 5.375%, 02/21/23	1,411,762	0.9
500,000		Hungary Government International Bond, 7.625%, 03/29/41	776,375	0.5
1,500,000	(2)	Magyar Export-Import Bank Zrt, 4.000%, 01/30/20	1,551,218	0.9
			3,739,355	2.3

		Indonesia: 4.3%
1,500,000	(2)	Indonesia Government International Bond, 4.125%, 01/15/25	1,577,958	1.0
1,700,000	(1)	Indonesia Government International Bond, 8.500%, 10/12/35	2,525,671	1.6
1,000,000		Indonesia Eximbank, 3.875%, 04/06/24	1,031,296	0.6
1,750,000	(2)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/27	1,809,063	1.1
			6,943,988	4.3

		Ivory Coast: 1.4%
2,364,250		Ivory Coast Government International Bond, 5.750%, 12/31/32	2,325,741	1.4

		Jamaica: 1.6%
1,750,000		Jamaica Government International Bond, 6.750%, 04/28/28	2,023,437	1.2
500,000		Jamaica Government International Bond, 8.000%, 03/15/39	620,625	0.4
			2,644,062	1.6

		Kazakhstan: 2.0%
750,000	(2)	KazAgro National Management Holding JSC, 4.625%, 05/24/23	757,265	0.5
2,000,000	(2)	Kazakhstan Government International Bond, 6.500%, 07/21/45	2,470,670	1.5
			3,227,935	2.0

		Kenya: 0.3%
500,000	(2)	Kenya Government International Bond, 6.875%, 06/24/24	512,555	0.3

		Lebanon: 2.8%
2,470,000		Lebanon Government International Bond, 6.100%, 10/04/22	2,475,212	1.5
2,000,000	(1)	Lebanon Government International Bond, 6.850%, 03/23/27	1,996,824	1.3
			4,472,036	2.8

		Mexico: 1.3%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/23	1,059,700	0.7
1,000,000		Mexico Government International Bond, 4.350%, 01/15/47	975,000	0.6
			2,034,700	1.3

		Morocco: 1.2%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/22	1,594,986	1.0
250,000	(2)	Morocco Government International Bond, 5.500%, 12/11/42	280,083	0.2
			1,875,069	1.2

		Namibia: 0.7%
1,000,000		Namibia International Bonds, 5.500%, 11/03/21	1,072,178	0.7

		Nigeria: 0.4%
550,000		Nigeria Government International Bond, 7.875%, 02/16/32	602,696	0.4

		Oman: 0.8%
500,000	(2)	Oman Government International Bond, 5.375%, 03/08/27	514,718	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Oman: (continued)
750,000	(2)	Oman Government International Bond, 6.500%, 03/08/47	773,276	0.5
			1,287,994	0.8

		Pakistan: 0.6%
1,000,000		Third Pakistan International Sukuk, 5.500%, 10/13/21	1,029,716	0.6

		Panama: 2.7%
1,000,000		Panama Government International Bond, 3.875%, 03/17/28	1,050,000	0.6
600,000		Panama Government International Bond, 4.300%, 04/29/53	615,600	0.4
1,000,000		Panama Government International Bond, 4.000%, 09/22/24	1,070,000	0.7
1,250,000		Panama Government International Bond, 6.700%, 01/26/36	1,659,375	1.0
			4,394,975	2.7

		Paraguay: 0.7%
1,100,000		Republic of Paraguay, 4.625%, 01/25/23	1,163,580	0.7

		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/50	1,089,165	0.7

		Philippines: 1.5%
750,000		Philippine Government International Bond, 6.375%, 01/15/32	990,155	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/31	1,456,830	0.9
			2,446,985	1.5

		Poland: 2.3%
1,750,000		Republic of Poland Government International Bond, 3.250%, 04/06/26	1,799,600	1.1
750,000		Republic of Poland Government International Bond, 3.000%, 03/17/23	768,803	0.5
1,000,000		Republic of Poland Government International Bond, 5.125%, 04/21/21	1,097,600	0.7
			3,666,003	2.3

		Romania: 1.3%
500,000	(2)	Romanian Government International Bond, 4.375%, 08/22/23	536,810	0.3
1,310,000		Romanian Government International Bond, 6.750%, 02/07/22	1,516,892	1.0
			2,053,702	1.3

		Russia: 2.7%
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	2,123,840	1.3
2,000,000	(2)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	2,181,388	1.4
			4,305,228	2.7

		Senegal: 0.5%
800,000		Senegal Government International Bond, 6.250%, 05/23/33	825,032	0.5

		South Africa: 0.6%
1,000,000		South Africa Government International Bond, 4.300%, 10/12/28	944,062	0.6

		Sri Lanka: 2.2%
500,000	(2)	Sri Lanka Government International Bond, 5.875%, 07/25/22	533,036	0.3
750,000	(2)	Sri Lanka Government International Bond, 6.200%, 05/11/27	788,197	0.5
2,000,000	(2)	Sri Lanka Government International Bond, 6.825%, 07/18/26	2,201,334	1.4
			3,522,567	2.2

		Tajikistan: 0.1%
250,000		Republic of Tajikistan, 7.125%, 09/14/27	245,157	0.1

		Tanzania: 0.2%
277,780		Tanzania Government International Bond, 7.452%, (US0003M + 6.000%), 03/09/20	291,161	0.2

		Turkey: 3.6%
750,000	(2)	Export Credit Bank of Turkey, 4.250%, 09/18/22	738,750	0.4
1,500,000		Turkey Government International Bond, 4.875%, 10/09/26	1,493,196	0.9
2,500,000		Turkey Government International Bond, 7.375%, 02/05/25	2,909,437	1.8
750,000		Turkey Government International Bond, 5.750%, 05/11/47	738,953	0.5
			5,880,336	3.6

		Ukraine: 2.7%
700,000	(2)	Ukraine Government International Bond, 4.790%, 05/31/40	380,211	0.3
1,025,000		Ukraine Government International Bond, 7.375%, 09/25/32	998,862	0.6
441,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/20	468,479	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Ukraine: (continued)
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/21	367,929	0.3
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/22	367,691	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/23	363,819	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/24	362,002	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/25	358,889	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/26	356,814	0.2
346,000	(2)	Ukraine Government International Bond, 7.750%, 09/01/27	355,676	0.2
			4,380,372	2.7

		Uruguay: 2.1%
1,750,000		Uruguay Government International Bond, 4.375%, 10/27/27	1,889,344	1.2
375,000		Uruguay Government International Bond, 4.500%, 08/14/24	411,562	0.3
500,000		Uruguay Government International Bond, 7.625%, 03/21/36	703,750	0.4
300,000		Uruguay Government International Bond, 8.000%, 11/18/22	367,500	0.2
			3,372,156	2.1

		Venezuela: 0.3%
1,250,000		Venezuela Government International Bond, 9.250%, 09/15/27	500,000	0.3

		Vietnam: 0.8%
1,200,000		Vietnam Government International Bond, 6.750%, 01/29/20	1,313,028	0.8

		Zambia: 0.8%
750,000	(2)	Zambia Government International Bond, 8.500%, 04/14/24	803,644	0.5
500,000	(2)	Zambia Government International Bond, 8.970%, 07/30/27	544,100	0.3
			1,347,744	0.8

	Total Foreign Government Bonds (Cost $106,219,147)		111,544,091	69.0

	Total Long-Term Investments (Cost $147,428,333)		153,784,207	95.1

SHORT-TERM INVESTMENTS: 7.7%
		Commercial Paper: 3.4%
1,000,000		Barton Cap, 1.990%, 10/02/17	999,892	0.6
810,000		Dominion Res, 1.470%, 11/01/17	808,966	0.5
1,337,000		Du Pont E I, 1.470%, 10/31/17	1,335,343	0.8
1,193,000		HP, 1.230%, 10/16/17	1,192,363	0.7
1,250,000		National Grid, 1.480%, 10/20/17	1,248,991	0.8
			5,585,555	3.4

		Securities Lending Collateral(4): 4.3%
30,239		Citibank N.A., Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $30,242, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $30,844, due 10/05/17-05/15/46)	30,239	0.0
1,730,742		Daiwa Capital Markets, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $1,730,894, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,765,357, due 10/12/17-12/01/51)	1,730,742	1.1
1,730,742		Deutsche Bank AG, Repurchase Agreement dated 09/29/17, 1.06%, due 10/02/17 (Repurchase Amount $1,730,893, collateralized by various U.S. Government Securities, 0.750%-8.000%, Market Value plus accrued interest $1,765,358, due 10/31/17-05/15/45)	1,730,742	1.0
1,730,742		Nomura Securities, Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $1,730,896, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,765,357, due 11/15/17-08/20/67)	1,730,742	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4): (continued)
1,730,742	RBC Dominion Securities Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $1,730,891, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,765,357, due 02/08/18-08/20/47)	1,730,742	1.1
		6,953,207	4.3

	Total Short-Term Investments (Cost $12,539,006)	12,538,762	7.7

	Total Investments in Securities (Cost $159,967,339)	$166,322,969	102.8
	Liabilities in Excess of Other Assets	(4,603,046)	(2.8)
	Net Assets	$161,719,923	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Defaulted security
(4)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: 82.1%
		Argentina: 0.6%
ARS	9,200,000	Republic of Argentina, 18.200%, 10/03/21	547,135	0.6

		Brazil: 8.9%
BRL	12,876,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	4,216,477	4.3
BRL	6,769,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	2,204,373	2.2
BRL	7,446,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	2,414,614	2.4
			8,835,464	8.9

		Chile: 1.6%
CLP	320,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	505,060	0.5
CLP	500,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	792,087	0.8
CLP	210,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/35	334,459	0.3
			1,631,606	1.6

		Colombia: 7.7%
COP	11,700,000,000	Colombian TES, 7.000%, 05/04/22	4,146,499	4.2
COP	4,332,000,000	Colombian TES, 7.500%, 08/26/26	1,576,212	1.6
COP	4,971,000,000	Colombian TES, 11.000%, 07/24/20	1,929,725	1.9
			7,652,436	7.7

		Czech Republic: 1.0%
CZK	20,290,000	Czech Republic Government Bond, 2.500%, 08/25/28	1,034,767	1.0

		Hungary: 3.6%
HUF	247,500,000	Hungary Government Bond, 3.500%, 06/24/20	1,020,111	1.0
HUF	260,060,000	Hungary Government Bond, 6.000%, 11/24/23	1,244,646	1.3
HUF	273,000,000	Hungary Government Bond, 7.000%, 06/24/22	1,313,520	1.3
			3,578,277	3.6

		Indonesia: 10.3%
IDR	5,764,000,000	Indonesia Treasury Bond, 5.625%, 05/15/23	416,989	0.4
IDR	17,300,000,000	Indonesia Treasury Bond, 7.000%, 05/15/22	1,332,276	1.4
IDR	10,000,000,000	Indonesia Treasury Bond, 7.000%, 05/15/27	773,187	0.8
IDR	1,272,000,000	Indonesia Treasury Bond, 7.500%, 08/15/32	99,138	0.1
IDR	15,000,000,000	Indonesia Treasury Bond, 8.250%, 06/15/32	1,249,053	1.3
IDR	13,970,000,000	Indonesia Treasury Bond, 8.250%, 07/15/21	1,112,134	1.1
IDR	17,087,000,000	Indonesia Treasury Bond, 8.375%, 03/15/24	1,406,165	1.4
IDR	18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/34	1,485,607	1.5
IDR	16,000,000,000	Indonesia Treasury Bond, 9.000%, 03/15/29	1,397,589	1.4
IDR	9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/25	901,957	0.9
			10,174,095	10.3

		Malaysia: 4.8%
MYR	4,668,000	Malaysia Government Bond, 3.480%, 03/15/23	1,090,282	1.1
MYR	1,599,000	Malaysia Government Bond, 3.492%, 03/31/20	380,266	0.4
MYR	7,010,000	Malaysia Government Bond, 3.955%, 09/15/25	1,658,530	1.7
MYR	2,000,000	Malaysia Government Bond, 4.181%, 07/15/24	482,091	0.5
MYR	1,396,000	Malaysia Government Bond, 4.232%, 06/30/31	325,490	0.3
MYR	3,345,000	Malaysia Government Bond, 4.498%, 04/15/30	804,648	0.8
			4,741,307	4.8

		Mexico: 6.1%
MXN	27,051,000	Mexican Bonos, 6.500%, 06/10/21	1,477,763	1.5
MXN	23,039,000	Mexican Bonos, 7.750%, 05/29/31	1,342,158	1.4
MXN	19,000,000	Mexican Bonos, 8.500%, 11/18/38	1,189,373	1.2
MXN	31,118,400	Mexican Bonos, 10.000%, 12/05/24	2,025,088	2.0
			6,034,382	6.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Peru: 3.3%
PEN	1,516,000	(1)	Peru Government Bond, 6.150%, 08/12/32	491,397	0.5
PEN	165,000		Peru Government Bond, 8.200%, 08/12/26	62,548	0.1
PEN	4,650,000		Peruvian Government International Bond, 6.350%, 08/12/28	1,544,061	1.6
PEN	3,000,000		Peruvian Government International Bond, 8.200%, 08/12/26	1,137,235	1.1
				3,235,241	3.3

			Philippines: 0.5%
PHP	26,000,000		Philippine Government International Bond, 3.900%, 11/26/22	507,338	0.5

			Poland: 4.2%
PLN	1,000,000		Republic of Poland Government Bond, 2.250%, 04/25/22	269,690	0.3
PLN	4,625,000		Republic of Poland Government Bond, 3.250%, 07/25/25	1,275,772	1.3
PLN	6,200,000		Republic of Poland Government Bond, 4.000%, 10/25/23	1,800,617	1.8
PLN	2,587,000		Republic of Poland Government Bond, 5.250%, 10/25/20	773,548	0.8
				4,119,627	4.2

			Romania: 0.7%
RON	2,560,000	(2)	Romania Government Bond, 5.850%, 04/26/23	743,857	0.7

			Russia: 8.1%
RUB	68,400,000		Russian Federal Bond - OFZ, 6.400%, 05/27/20	1,161,113	1.2
RUB	96,100,000		Russian Federal Bond - OFZ, 7.000%, 01/25/23	1,633,717	1.6
RUB	40,000,000		Russian Federal Bond - OFZ, 7.500%, 08/18/21	696,317	0.7
RUB	19,000,000		Russian Federal Bond - OFZ, 7.600%, 07/20/22	332,154	0.3
RUB	57,400,000		Russian Federal Bond - OFZ, 7.750%, 09/16/26	1,019,169	1.0
RUB	131,234,000		Russian Federal Bond - OFZ, 7.000%, 08/16/23	2,233,395	2.3
RUB	51,690,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	941,160	1.0
				8,017,025	8.1

			South Africa: 4.9%
ZAR	15,303,122		Republic of South Africa Government Bond, 6.250%, 03/31/36	817,052	0.8
ZAR	17,980,000		Republic of South Africa Government Bond, 8.000%, 01/31/30	1,223,397	1.2
ZAR	18,639,000		Republic of South Africa Government Bond, 8.500%, 01/31/37	1,241,866	1.3
ZAR	500,000		Republic of South Africa Government Bond, 8.875%, 02/28/35	34,920	0.1
ZAR	5,829,000		Republic of South Africa Government Bond, 9.000%, 01/31/40	401,019	0.4
ZAR	13,500,000		Republic of South Africa Government Bond, 10.500%, 12/21/26	1,119,985	1.1
				4,838,239	4.9

			Supranational: 2.8%
ZAR	6,900,000		European Investment Bank, 8.125%, 12/21/26	500,138	0.5
ZAR	3,750,000		European Investment Bank, 8.375%, 07/29/22	284,913	0.3
ZAR	6,190,000		European Investment Bank, 8.500%, 09/17/24	465,742	0.5
TRY	2,000,000		European Investment Bank, 9.125%, 10/07/20	558,703	0.5
ZAR	12,460,000		European Investment Bank, 9.000%, 03/31/21	960,944	1.0
				2,770,440	2.8

			Thailand: 4.9%
THB	41,440,000		Thailand Government Bond, 2.125%, 12/17/26	1,225,187	1.2
THB	4,125,000		Thailand Government Bond, 3.625%, 06/16/23	135,579	0.1
THB	19,584,000		Thailand Government Bond, 3.650%, 06/20/31	651,340	0.7
THB	35,755,000		Thailand Government Bond, 3.850%, 12/12/25	1,204,518	1.2
THB	45,590,000		Thailand Government Bond, 4.875%, 06/22/29	1,691,999	1.7
				4,908,623	4.9

			Turkey: 7.0%
TRY	1,467,000		Turkey Government Bond, 7.100%, 03/08/23	352,035	0.3
TRY	4,665,000		Turkey Government Bond, 8.000%, 03/12/25	1,132,538	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
		Turkey: (continued)
TRY	3,831,000	Turkey Government Bond, 8.500%, 07/10/19	1,027,385	1.0
TRY	1,445,000	Turkey Government Bond, 8.800%, 09/27/23	372,307	0.4
TRY	1,082,000	Turkey Government Bond, 9.200%, 09/22/21	287,206	0.3
TRY	10,000,000	Turkey Government Bond, 9.500%, 01/12/22	2,685,275	2.7
TRY	2,020,000	Turkey Government Bond, 10.500%, 01/15/20	558,612	0.6
TRY	1,987,000	Turkey Government Bond, 10.600%, 02/11/26	556,011	0.6
			6,971,369	7.0

		Uruguay: 1.1%
UYU	30,000,000	Uruguay Government International Bond, 9.875%, 06/20/22	1,115,762	1.1

		Total Foreign Government Bonds (Cost $83,081,692)	81,456,990	82.1

SHORT-TERM INVESTMENTS: 16.0%
		Corporate Bonds/Notes: 0.6%
MXN	11,000,000	General Electric Co., 8.500%, 04/06/18 (Cost $766,139)	605,662	0.6

		Commercial Paper: 13.9%
	1,000,000	Amgen, 1.950%, 10/03/17	999,842	1.0
	320,000	Anz Nzd, 1.270%, 11/30/17	319,326	0.3
	402,000	Autozone, 2.070%, 10/02/17	401,955	0.4
	942,000	Barton Cap, 1.390%, 12/05/17	939,656	0.9
	554,000	Campbell Soup, 1.470%, 11/01/17	553,291	0.6
	380,000	Campbell Soup, 1.730%, 10/04/17	379,928	0.4
	415,000	Concord, 1.850%, 10/02/17	414,958	0.4
	500,000	Du Pont E I, 1.480%, 10/24/17	499,518	0.5
	500,000	Du Pont E I, 2.070%, 10/02/17	499,944	0.5
	956,000	Duke Energy, 1.730%, 10/04/17	955,820	1.0
	1,000,000	Ford, 1.600%, 11/27/17	997,478	1.0
	1,000,000	HP Inc, 1.210%, 10/26/17	999,146	1.0
	766,000	Kellogg Co, 1.840%, 10/03/17	765,885	0.8
	1,000,000	Lyondellbasell, 1.610%, 10/10/17	999,562	1.0
	851,000	Medtronic, 1.560%, 10/16/17	850,421	0.9
	1,000,000	Mondelez Intl, 1.470%, 11/20/17	997,958	1.0
	700,000	National Grid, 1.480%, 10/20/17	699,435	0.7
	1,010,000	Tyson, 1.670%, 10/05/17	1,009,771	1.0
	506,000	United Technol, 1.460%, 11/06/17	505,255	0.5
			13,789,149	13.9

		Securities Lending Collateral(3): 0.5%
	495,517	HSBC Securities USA, Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $495,560, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $505,430, due 05/01/22-08/01/47) (Cost $495,517)	495,517	0.5

		Foreign Government Bonds: 1.0%
ARS	1,175,000	Argentine Bonos del Tesoro, 21.200%, 09/19/18	67,164	0.1
ARS	7,500,000	Republic of Argentina, 21.200%, 09/19/18	431,234	0.4
ZAR	7,500,000	Nordic Investment Bank, 7.000%, 09/25/18	551,306	0.5
			1,049,704	1.0

		Total Short-Term Investments (Cost $16,290,985)	15,940,032	16.0

		Total Investments in Securities (Cost $99,372,677)	$97,397,022	98.1
		Assets in Excess of Other Liabilities	1,846,380	1.9
		Net Assets	$99,243,402	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local Currency Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.6%
		United States: 27.6%
1,080,681		Alternative Loan Trust 2004-32CB 2A2, 1.637%, (1.000*US0001M + 0.400%), 02/25/35	961,571	0.3
906,008		Alternative Loan Trust 2004-J7 MI, 2.257%, (1.000*US0001M + 1.020%), 10/25/34	798,523	0.3
4,418,865		Alternative Loan Trust 2005-10CB 1A1, 1.737%, (1.000*US0001M + 0.500%), 05/25/35	3,608,959	1.2
740,444		Alternative Loan Trust 2005-31 1A1, 1.517%, (1.000*US0001M + 0.280%), 08/25/35	704,217	0.2
527,645		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/36	491,714	0.2
938,817		Alternative Loan Trust 2005-J2 1A12, 1.637%, (1.000*US0001M + 0.400%), 04/25/35	840,313	0.3
570,117		Alternative Loan Trust 2006-19CB A12, 1.637%, (1.000*US0001M + 0.400%), 08/25/36	404,294	0.1
1,095,644		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/36	886,429	0.3
795,276		Alternative Loan Trust 2007-18CB 1A7, 1.707%, (1.000*US0001M + 0.470%), 08/25/37	468,518	0.2
2,193,388		Alternative Loan Trust 2007-OA4 A1, 1.407%, (1.000*US0001M + 0.170%), 05/25/47	1,988,786	0.7
583,703		Bear Stearns ALT-A Trust 2005-10 21A1, 3.419%, 01/25/36	552,904	0.2
416,521		Bear Stearns ALT-A Trust 2005-4 23A1, 3.564%, 05/25/35	419,323	0.1
756,013		Bear Stearns ALT-A Trust 2005-7 21A1, 3.621%, 09/25/35	761,363	0.3
2,770,722		Bear Stearns ALT-A Trust 2005-9 26A1, 3.313%, 11/25/35	2,333,404	0.8
507,625	(1)	Bellemeade Re Ltd. 2015-1A M2, 5.537%, (1.000*US0001M + 4.300%), 07/25/25	519,992	0.2
364,699		Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.562%, 09/25/36	361,823	0.1
281,423		Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.582%, 02/25/37	276,862	0.1
774,452		CHL Mortgage Pass-Through Trust 2004-22 A3, 3.165%, 11/25/34	771,518	0.3
1,052,004		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/36	925,491	0.3
798,523		Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.543%, 03/25/36	716,709	0.2
407,418		Citigroup Mortgage Loan Trust 2007-10 22AA, 3.737%, 09/25/37	385,260	0.1
1,308,077	(1)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.251%, 08/25/36	1,214,115	0.4
1,932,331		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/35	1,960,254	0.7
354,856		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/37	327,724	0.1
831,335		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/37	770,712	0.3
564,507	(1)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.178%, 06/27/37	574,132	0.2
4,298,204		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 1.517%, (1.000*US0001M + 0.280%), 08/19/45	3,810,646	1.3
1,100,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.487%, (1.000*US0001M + 4.250%), 04/25/29	1,213,171	0.4
3,000,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 5.687%, (1.000*US0001M + 4.450%), 01/25/29	3,290,685	1.1
959,302		First Horizon Mortgage Pass-Through Trust 2006-AR4 1A2, 3.048%, 01/25/37	860,154	0.3
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 5.937%, (1.000*US0001M + 4.700%), 04/25/28	575,373	0.2
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.037%, (1.000*US0001M + 4.800%), 05/25/28	572,758	0.2
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 6.237%, (1.000*US0001M + 5.000%), 12/25/28	3,422,582	1.1

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,200,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 3.734%, (1.000*US0001M + 2.500%), 03/25/30	1,201,439	0.4
259,868		GSR Mortgage Loan Trust 2005-AR5 2A3, 3.591%, 10/25/35	231,127	0.1
772,661		GSR Mortgage Loan Trust 2006-AR1 2A1, 3.395%, 01/25/36	776,192	0.3
1,209,568		HarborView Mortgage Loan Trust 2006-14 2A1A, 1.387%, (1.000*US0001M + 0.150%), 01/25/47	1,104,123	0.4
1,694,146		HarborView Mortgage Loan Trust 2007-5 A1A, 1.421%, (1.000*US0001M + 0.190%), 09/19/37	1,585,504	0.5
5,399,264		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 1.447%, (1.000*US0001M + 0.210%), 02/25/46	4,861,904	1.6
594,952	(1)	Jefferies Resecuritization Trust 2009-R6 1A2, 3.396%, 03/26/36	581,625	0.2
1,066,120		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/36	968,125	0.3
318,691		JP Morgan Mortgage Trust 2007-A3 1A1, 3.933%, 05/25/37	301,411	0.1
1,672,373		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/37	1,335,656	0.4
617,461		Lehman XS Trust Series 2005-5N 3A1B, 1.889%, (1.000*12MTA + 1.000%), 11/25/35	619,336	0.2
334,026		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 1.617%, (1.000*US0001M + 0.380%), 08/25/35	330,810	0.1
240,029		Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2 A3, 2.973%, 02/25/35	237,931	0.1
2,000,000	(1)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/58	1,984,127	0.7
1,000,000	(1)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/59	981,110	0.3
1,200,000	(1)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 02/25/58	1,170,843	0.4
345,123		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/35	314,560	0.1
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.437%, (1.000*US0001M + 1.200%), 09/25/35	821,183	0.3
356,211		Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.498%, 03/25/35	352,483	0.1
5,514,497		TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/37	2,869,530	1.0
6,489,822		TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/37	4,167,184	1.4
540,761		Wachovia Mortgage Loan LLC Series 2005-B 2A1, 3.543%, 10/20/35	523,608	0.2
701,542		Wachovia Mortgage Loan LLC Series 2005-B 2A2, 3.543%, 10/20/35	679,288	0.2
2,548,937		WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.278%, 09/25/35	2,616,953	0.9
685,328		WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.912%, 12/25/35	669,876	0.2
1,030,807		WaMu Mortgage Pass-Through Certificates Series 2006-AR10 1A1, 3.232%, 09/25/36	981,441	0.3
617,999		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.754%, 11/25/36	593,822	0.2
1,618,230		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.819%, 12/25/36	1,553,762	0.5
942,431		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.854%, 12/25/36	853,486	0.3
654,558		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.138%, 02/25/37	607,146	0.2
1,018,147		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.192%, 02/25/37	973,368	0.3
698,808		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.072%, 12/25/36	666,314	0.2
804,047		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/35	762,128	0.3
510,493		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/35	479,486	0.2
1,055,227		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/35	1,008,598	0.3

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,053,500		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 1.467%, (1.000*US0001M + 0.230%), 01/25/47	985,747	0.3
402,649		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/37	386,733	0.1
968,476		Wells Fargo Mortgage Backed Securities 2006-8 A18, 6.000%, 07/25/36	977,593	0.3
345,257		Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 3.362%, 04/25/36	319,617	0.1
433,606		Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 3.332%, 05/25/36	418,854	0.1
1,971,337		Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 3.346%, 12/28/37	1,913,987	0.6
80,153	(1)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 3.377%, 06/26/35	80,502	0.0

	Total Collateralized Mortgage Obligations (Cost $79,428,614)		82,618,791	27.6

ASSET-BACKED SECURITIES: 38.1%
		Cayman Islands: 15.3%
2,000,000	(1)	Apidos CLO XVII 2014-17A D, 6.054%, (1.000*US0003M + 4.750%), 04/17/26	2,000,612	0.7
2,850,000	(1)	Apidos CLO XVIII 2014-18A D, 6.513%, (1.000*US0003M + 5.200%), 07/22/26	2,867,231	1.0
3,000,000	(1)	Ares XXVIII CLO Ltd. 2013-3A DR, 4.554%, (1.000*US0003M + 3.250%), 10/17/24	3,003,294	1.0
2,500,000	(1)	Babson CLO Ltd. 2013-IIA C, 4.554%, (1.000*US0003M + 3.250%), 01/18/25	2,500,555	0.8
1,000,000	(1)	BlueMountain CLO 2013-3A DR, 4.211%, (1.000*US0003M + 2.900%), 10/29/25	1,000,147	0.3
1,800,000	(1)	BlueMountain CLO 2013-3A E, 5.911%, (1.000*US0003M + 4.600%), 10/29/25	1,807,580	0.6
1,500,000	(1)	BlueMountain CLO 2013-4A DR, 4.454%, (1.000*US0003M + 3.150%), 04/15/25	1,501,680	0.5
3,000,000	(1)	Bowman Park CLO Ltd. 2014-1A E, 6.714%, (1.000*US0003M + 5.400%), 11/23/25	3,014,256	1.0
3,050,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2013-2A D, 5.054%, (1.000*US0003M + 3.750%), 04/18/25	3,056,527	1.0
1,000,000	(1)	Dryden 31 Senior Loan Fund 2014-31A E, 5.554%, (1.000*US0003M + 4.250%), 04/18/26	990,612	0.3
2,000,000	(1)	Dryden Senior Loan Fund 2014-31A DR, 4.654%, (1.000*US0003M + 3.350%), 04/18/26	2,006,000	0.7
1,000,000	(1)	Dryden XXV Senior Loan Fund 2012-25A D, 5.304%, (1.000*US0003M + 4.000%), 01/15/25	999,999	0.3
1,565,000	(1),(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.359%, (1.000*US0003M + 3.000%), 10/15/27	1,565,000	0.5
2,500,000	(1)	Flatiron CLO Ltd. 2007-1A D, 3.904%, (1.000*US0003M + 2.600%), 10/15/21	2,500,155	0.8
1,000,000	(1)	LCM L.P. 17A E, 6.054%, (1.000*US0003M + 4.750%), 10/15/26	994,648	0.3
3,000,000	(1)	Madison Park Funding XIII Ltd. 2014-13A DR, 4.576%, (1.000*US0003M + 3.270%), 01/19/25	3,024,291	1.0
3,000,000	(1)	Octagon Investment Partners XVI Ltd. 2013-1A D, 4.654%, (1.000*US0003M + 3.350%), 07/17/25	3,008,685	1.0
2,500,000	(1)	Palmer Square CLO 2013-1A CR Ltd., 4.415%, (1.000*US0003M + 3.100%), 05/15/25	2,501,925	0.9
1,000,000	(1)	Palmer Square CLO 2013-2A CR Ltd., 4.904%, (1.000*US0003M + 3.600%), 10/17/27	1,012,796	0.4
2,900,000	(1)	Palmer Square Loan Funding 2017-1A D Ltd., 6.170%, (1.000*US0003M + 4.850%), 10/15/25	2,899,869	1.0
1,897,000	(1),(2),(3)	Recette CLO Ltd. 2015-1A DR 0.000%, (1.000*US0003M + 2.750%), 10/20/27	1,897,000	0.6
1,600,000	(1)	Shackleton 2014-5A D CLO Ltd., 4.712%, (1.000*US0003M + 3.400%), 05/07/26	1,600,864	0.6
			45,753,726	15.3

		United States: 22.8%
1,060,279	(1)	Ajax Mortgage Loan Trust 2017-A A, 3.470%, 04/25/57	1,070,008	0.4
1,103,120	(1),(3),(4)	American Homes 4 Rent 2015-SFR1 XS 0.000%, 04/17/52	–	–

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
1,750,000	(1)	American Homes 4 Rent 2015-SFR2 C, 4.691%, 10/17/45	1,894,460	0.6
2,451,555	(1),(3),(4)	American Homes 4 Rent 2015-SFR2 XS 0.000%, 10/17/45	–	–
398,019		Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.552%, 10/25/36	400,597	0.1
800,982		CBASS Mortgage Loan Trust 2007-CB2 A2C, 4.284%, 02/25/37	583,515	0.2
713,960	(1)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/40	663,872	0.2
2,748,000	(1)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/40	2,781,675	0.9
2,980,000	(1)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/41	2,970,350	1.0
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 1.942%, (1.000*US0001M + 0.705%), 09/25/35	2,379,392	0.8
2,000,000	(1)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/42	2,008,178	0.7
534,943	(1)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/39	518,998	0.2
1,444,125	(1)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/36	1,496,391	0.5
759,239	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/37	776,805	0.3
1,939,871	(1)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/41	1,945,147	0.6
1,995,570	(1)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/41	1,881,519	0.6
1,240,000	(1)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/41	1,173,143	0.4
1,225,000		First NLC Trust 2005-2 M2, 1.757%, (1.000*US0001M + 0.520%), 09/25/35	1,190,647	0.4
1,500,000	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/47	1,539,253	0.5
4,191,495		GSAA Home Equity Trust 2006-14 A3A, 1.487%, (1.000*US0001M + 0.250%), 09/25/36	2,592,586	0.9
1,448,551		GSAA Home Equity Trust 2007-1 1A1, 1.317%, (1.000*US0001M + 0.080%), 02/25/37	856,428	0.3
1,496,258	(1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/41	1,522,784	0.5
3,321,784	(1)	HERO Funding Trust 2016-3 A1, 3.080%, 09/20/42	3,312,328	1.1
1,000,000	(1)	Invitation Homes Trust 2014-SFR2 E, 4.384%, (1.000*US0001M + 3.150%), 06/17/32	1,012,404	0.3
1,250,000	(1)	Jimmy Johns Funding LLC 2017-1A A2I, 3.610%, 07/30/47	1,259,222	0.4
470,776		JP Morgan Mortgage Acquisition Trust 2006-CH2 AV4, 1.377%, (1.000*US0001M + 0.140%), 10/25/36	466,336	0.2
469,644		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 1.397%, (1.000*US0001M + 0.160%), 06/25/36	468,342	0.2
1,080,000	(1)	Oscar US Funding Trust II 2015-1A A4, 2.440%, 06/15/22	1,074,367	0.4
549,480		Popular ABS Mortgage Pass-Through Trust 2005-D A5, 4.146%, 01/25/36	544,416	0.2
3,800,000	(1)	Progress Residential 2015-SFR3 C, 4.327%, 11/12/32	3,932,143	1.3
485,346		RAMP Series Trust 2004-RS5 AI5, 5.750%, 05/25/34	482,706	0.2
1,200,000		Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/35	1,253,375	0.4
1,773,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/45	1,550,556	0.5
1,000,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/41	979,872	0.3
1,000,000	(1)	SoFi Consumer Loan Program 2016-2A B, 4.770%, 10/27/25	1,042,600	0.3
4,000,000	(1)	SoFi Consumer Loan Program 2016-3 B, 4.490%, 12/26/25	4,143,880	1.4
2,000,000	(1)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/26	2,085,114	0.7
1,339,401	(1)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/36	1,355,074	0.5
684,948	(1)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/37	689,363	0.2
1,600,000	(1)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/37	1,643,559	0.5
3,265,000	(1)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/41	3,283,927	1.1
1,525,000	(1)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/40	1,568,192	0.5
1,250,000	(1)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/40	1,247,999	0.4
1,250,000	(1)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/40	1,244,659	0.4

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
561,000	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	565,041	0.2
686,298		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 1.407%, (1.000*US0001M + 0.170%), 12/25/36	670,721	0.2
1,100,000	(1)	Towd Point Mortgage Trust 2015-2 2B2, 4.241%, 11/25/57	1,161,427	0.4
1,200,000	(1)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/55	1,180,655	0.4
			68,464,026	22.8

	Total Asset-Backed Securities (Cost $112,738,206)		114,217,752	38.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 22.0%
		United States: 22.0%
450,349		Banc of America Commercial Mortgage Trust 2007-3 B, 5.883%, 06/10/49	454,406	0.1
2,000,000		Banc of America Commercial Mortgage Trust 2007-3 C, 5.883%, 06/10/49	2,023,020	0.7
51,500,000	(1),(4)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/33	797,117	0.3
2,000,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 5.966%, 02/13/42	2,011,162	0.7
2,257,000	(1)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.907%, 04/12/38	2,136,507	0.7
12,047,327	(4)	Citigroup Commercial Mortgage Trust 2016-C3 XA, 1.349%, 11/15/49	897,246	0.3
740,084		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/48	759,976	0.2
25,646,964	(4)	COMM 2012-CR3 XA, 2.174%, 10/15/45	1,824,091	0.6
10,973,449	(4)	COMM 2012-CR5 XA, 1.854%, 12/10/45	636,260	0.2
13,920,000	(1),(4)	COMM 2014-CR21 XE, 1.564%, 12/10/47	1,077,366	0.4
1,000,000		COMM 2017-COR2 C, 4.563%, 09/10/50	1,003,542	0.3
2,000,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C5 F, 5.100%, 08/15/38	2,017,558	0.7
17,200,000	(4)	CSAIL 2017-CX9 XA Commercial Mortgage Trust, 0.905%, 09/15/50	920,007	0.3
4,874,000	(1)	DBJPM 16-C3 E Mortgage Trust, 4.386%, 09/10/49	3,390,369	1.1
660,000	(1)	DBJPM 16-C3 Mortgage Trust, 3.636%, 09/10/49	537,982	0.2
994,401	(1),(4)	DBUBS 2011-LC1A XA, 0.747%, 11/10/46	16,960	0.0
6,668,620	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.542%, 02/25/20	776,506	0.3
31,871,481	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K016 X1, 1.685%, 10/25/21	1,636,798	0.5
31,400,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.853%, 12/25/41	2,880,655	1.0
8,050,000	(4)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.104%, 11/25/42	967,474	0.3
3,307,000	(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK015 X3, 2.896%, 08/25/39	318,262	0.1
160,388,405	(1),(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/45	822,071	0.3
149,082,442	(1),(4)	FREMF Mortgage Trust 2013.K29 X2B, 0.125%, 05/25/46	879,363	0.3
109,942,593	(1),(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.836%, 03/10/44	2,037,192	0.7
1,000,000	(1)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/43	962,482	0.3
1,100,000	(1)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/43	987,294	0.3
3,513,165	(1),(4)	GS Mortgage Securities Trust 2011-GC5 XA, 1.521%, 08/10/44	145,667	0.0
1,500,000	(1)	GS Mortgage Securities Trust 2016-GS4 E, 3.924%, 11/10/49	1,046,893	0.3
1,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 J, 4.733%, 01/12/39	965,829	0.3
2,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2016-WPT D, 4.977%, (1.000*US0001M + 3.750%), 10/15/33	2,020,970	0.7
30,735,612	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.209%, 02/15/46	601,361	0.2

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,758,699	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 TAC1, 7.990%, 07/15/46	1,757,757	0.6
1,500,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.188%, 01/15/46	1,395,054	0.5
23,012,168	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.271%, 07/15/47	962,332	0.3
1,000,000	(1)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.250%, 11/15/45	981,594	0.3
2,446,062	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 ESK, 9.989%, 11/15/47	2,451,709	0.8
46,979,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/48	1,403,441	0.5
2,000,000		LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/40	1,991,167	0.7
2,000,000	(1)	Merrill Lynch Mortgage Trust 2004-BPC1 E, 5.167%, 10/12/41	2,004,256	0.7
234,204		Morgan Stanley Capital I Trust 2005-T17 B, 4.880%, 12/13/41	233,607	0.1
170,000		Morgan Stanley Capital I Trust 2005-T19 D, 5.289%, 06/12/47	177,425	0.1
2,000,000	(1)	Morgan Stanley Capital I Trust 2005-T19 G, 5.775%, 06/12/47	1,996,019	0.7
5,000,000		Morgan Stanley Capital I Trust 2006-IQ11 C, 6.393%, 10/15/42	4,896,296	1.6
300,000	(1)	Morgan Stanley Capital I Trust 2011-C1 E, 5.588%, 09/15/47	319,019	0.1
1,868,236	(1)	Morgan Stanley Reremic Trust 2012-XA B, 0.250%, 07/27/49	1,828,874	0.6
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.608%, 08/15/47	1,005,988	0.3
947,928		Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ, 5.632%, 10/15/48	947,329	0.3
7,797,462	(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.306%, 12/15/47	464,397	0.2
4,227,351	(1)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/58	2,689,490	0.9
9,787,204	(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS5 XA, 1.719%, 01/15/59	838,342	0.3
1,682,864	(1),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.505%, 03/15/48	80,776	0.0

	Total Commercial Mortgage-Backed Securities (Cost $65,435,865)		65,977,258	22.0

	Total Long-Term Investments (Cost $257,602,685)		262,813,801	87.7

SHORT-TERM INVESTMENTS: 13.1%
		Commercial Paper: 12.6%
1,000,000		Amgen, 1.750%, 10/05/17	999,762	0.3
1,501,000		Amgen, 1.830%, 10/04/17	1,500,702	0.5
1,000,000		Amgen, 1.950%, 10/03/17	999,842	0.3
661,000		Autozone, 1.490%, 10/18/17	660,517	0.2
1,497,000		Autozone, 1.620%, 10/06/17	1,496,604	0.5
318,000		Autozone, 2.070%, 10/02/17	317,964	0.1
608,000		Barton Cap, 1.390%, 12/05/17	606,487	0.2
1,061,000		Barton Cap, 1.990%, 10/02/17	1,060,885	0.4
459,000		Campbell Soup, 1.470%, 11/01/17	458,413	0.2
1,816,000		Concord, 1.850%, 10/02/17	1,815,818	0.6
2,750,000		Dominion Res, 1.470%, 11/01/17	2,746,491	0.9
3,052,000		Du Pont E I DE, 1.620%, 10/06/17	3,051,193	1.0
1,500,000		Eastman, 1.690%, 10/05/17	1,499,656	0.5
1,750,000		Enterprise, 1.620%, 10/06/17	1,749,537	0.6
1,946,000		Ford, 1.590%, 11/06/17	1,942,882	0.7
511,000		Ford, 1.650%, 10/10/17	510,771	0.2
2,200,000		HP Inc, 1.210%, 10/24/17	2,198,263	0.7
1,712,000		HP Inc, 1.210%, 10/26/17	1,710,539	0.6
1,734,000		Kellogg Co, 1.840%, 10/03/17	1,733,740	0.6
2,319,000		Lyondellbasell, 1.610%, 10/10/17	2,317,983	0.8
400,000		Mondelez, 1.470%, 10/25/17	399,599	0.1
1,175,000		Mondelez, 1.470%, 10/30/17	1,173,593	0.4
1,900,000		National Grid, 1.480%, 10/20/17	1,898,466	0.6
1,280,000		Tyson, 1.670%, 10/05/17	1,279,710	0.4
356,000		United Technol, 1.460%, 11/06/17	355,476	0.1
2,600,000		United Technol, 1.460%, 11/07/17	2,596,068	0.9

See Accompanying Notes to Financial Statements

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2017 (UNAUDITED)(CONTINUED)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper: (continued)
700,000	Vodafone, 1.940%, 09/04/18	687,617	0.2
		37,768,578	12.6

	Certificates of Deposit: 0.4%
1,419,000	Norinchukin Bank/New York, 1.550%, 10/13/17 (Cost $1,419,143)	1,419,189	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
237,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930% (Cost $237,000)	237,000	0.1

	Total Short-Term Investments (Cost $39,428,304)	39,424,767	13.2

	Total Investments in Securities (Cost $297,030,989)	$302,238,568	100.8
	Liabilities in Excess of Other Assets	(2,289,153)	(0.8)
	Net Assets	$299,949,415	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Settlement is on a when-issued or delayed-delivery basis.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: December 7, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 7, 2017